UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09689
Wells Fargo Master Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: September 30, 2010
Date of reporting period: March 31, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
▪	Wells Fargo Advantage C&B Large Cap Value Fund

▪	Wells Fargo Advantage Diversified Equity Fund

▪	Wells Fargo Advantage Diversified Small Cap Fund

▪	Wells Fargo Advantage Emerging Growth Fund

▪	Wells Fargo Advantage Equity Value Fund

▪	Wells Fargo Advantage International Value Fund

▪	Wells Fargo Advantage Small Company Growth Fund

▪	Wells Fargo Advantage Small Company Value Fund

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Contents

Letter to Shareholders	2

Performance Highlights
Wells Fargo Advantage C&B Large Cap Value Fund	6
Wells Fargo Advantage Diversified Equity Fund	8
Wells Fargo Advantage Diversified Small Cap Fund	10
Wells Fargo Advantage Emerging Growth Fund	12
Wells Fargo Advantage Equity Value Fund	14
Wells Fargo Advantage International Value Fund	16
Wells Fargo Advantage Small Company Growth Fund	18
Wells Fargo Advantage Small Company Value Fund	20

Fund Expenses	22

Portfolio of Investments
Wells Fargo Advantage C&B Large Cap Value Fund	26
Wells Fargo Advantage Diversified Equity Fund	26
Wells Fargo Advantage Diversified Small Cap Fund	27
Wells Fargo Advantage Emerging Growth Fund	27
Wells Fargo Advantage Equity Value Fund	28
Wells Fargo Advantage International Value Fund	28
Wells Fargo Advantage Small Company Growth Fund	29
Wells Fargo Advantage Small Company Value Fund	29

Financial Statements
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	42

Notes to Financial Statements	52

(continued next page)
The views expressed are as of March 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Equity Gateway Funds.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

Contents (continued)

Master Portfolios

Portfolio of Investments
Wells Fargo Advantage C&B Large Cap Value Portfolio	59
Wells Fargo Advantage Disciplined Value Portfolio	63
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	69
Wells Fargo Advantage Emerging Growth Portfolio	75
Wells Fargo Advantage Equity Value Portfolio	79
Wells Fargo Advantage Index Portfolio	83
Wells Fargo Advantage International Equity Portfolio (formerly Wells Fargo Advantage International Core Portfolio)	97
Wells Fargo Advantage International Growth Portfolio	101
Wells Fargo Advantage International Index Portfolio	104
Wells Fargo Advantage International Value Portfolio	124
Wells Fargo Advantage Small Cap Value Portfolio (formerly Wells Fargo Advantage Strategic Small Cap Value Portfolio)	129
Wells Fargo Advantage Small Company Growth Portfolio	134
Wells Fargo Advantage Small Company Value Portfolio	140

Financial Statements
Statements of Assets and Liabilities	146
Statements of Operations	150
Statements of Changes in Net Assets	154
Financial Highlights	161

Notes to Financial Statements	163

Other Information	174

List of Abbreviations	182

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WELLS FARGO
    INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $235 billion in assets under management, as of March 31, 2011.
Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Equity Gateway Funds	Letter to Shareholders

Karla M. Rabusch,
President
Wells Fargo Advantage Funds
In one bright spot for the economy, the beleaguered labor market showed signs of life.
Dear Valued Shareholder,
We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Equity Gateway Funds for the six-month period that ended March 31, 2011. The equity markets built upon the rally that began in 2009 by delivering strong, broad-based gains against the backdrop of a strengthening economy, but the six-month period was not without occasional bouts of market volatility, once again highlighting the value of a sound, well-diversified investment strategy. As always, we believe that such a strategy may enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.
The economic recovery stayed firmly on track.
At the outset of the six-month period, legitimate fears of a double-dip recession loomed over a decidedly lackluster economic recovery. Those fears had largely dissipated by the end of the period, amid mounting evidence of—and confidence in—the sustainability of the recovery. Gross domestic product (GDP) grew at an annualized rate of 3.1% in the fourth quarter of 2010 and 2.9% in the first quarter of 2011, capping a streak of seven consecutive quarters of positive GDP growth. More than anything, the economy’s resilience in the face of numerous challenges—both domestic and global—demonstrated that the recovery has found firmer footing than what it was on in previous quarters.
The labor market improved, but housing remained weak.
In one bright spot for the economy, the beleaguered labor market showed signs of life. As of March 31, 2011, the unemployment rate stood at 8.8%—still quite elevated but down from the mid-9% range from the fall of 2010. Private employer payrolls increased at a rate of roughly 200,000 a month in February and March, after growing by only 1.1 million in all of 2010. Encouraging data in areas such as manufacturing, business investment, and even consumer spending also supported the case for a sustainable recovery.
At the same time, persistent weakness in the housing market remained a source of concern. After slight improvement on this front in late 2010, housing starts and existing home sales lost momentum in the first quarter of 2011. Meanwhile, recent spikes in food and energy prices have created additional potential headwinds to economic growth. These and other risks—including domestic federal spending, Europe’s sovereign debt issues, and China’s efforts to control inflation—bear close watching in the period ahead.
The Federal Reserve (Fed) continued to do its part.
Despite recent worries about the prospect of higher inflation, U.S. core inflation, which excludes food and energy prices, has been fairly benign. As a result, the Fed has been able to hold its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%.

Letter to Shareholders	Wells Fargo Equity Gateway Funds 3
On March 15, 2011, in its final statement of the six-month period, the Fed indicated that it plans to keep short-term rates at exceptionally low levels for “an extended period” in order to promote a more robust economic expansion. For the same reason, the Fed also stated that it intends to proceed with its second round of quantitative easing (QE2)—a stimulus program designed to purchase $600 billion in longer-term Treasury securities by the end of the second quarter of 2011. The unofficial unveiling of QE2 in the third quarter of 2010 marked a significant turning point in investor sentiment, setting the stage for the strong run in the equity markets that we have seen over the past two quarters.
The equity markets rewarded investors.
QE2 was certainly not the only catalyst for the equity markets during the past six months. Better-than-expected corporate earnings power also played a role in lifting stock prices, as the majority of companies in the S&P 500 Index continued to beat Wall Street’s quarterly earnings estimates. The midterm elections in November 2010 and the extension of the Bush tax cuts in December provided additional tailwinds for the markets, aided by the more upbeat economic data reported during the six-month period.
For the first quarter of 2011, the S&P 500 Index1 and the Dow Jones Industrial Average2 rose 5.9% and 7.1%, respectively, after posting gains of 10.8% and 8.0%, respectively, for the final three months of 2010. Investors were generally rewarded across the market-capitalization spectrum during both quarters, with small- and mid-cap stocks outpacing their large-cap counterparts, as well as across investment styles and economic sectors. International stocks, as represented by the MSCI EAFE3 Index, also performed well.
Of course, the equity markets did not advance in a straight line throughout the period. Stocks pulled back in February 2011 on news of the geopolitical turmoil in North Africa and the Middle East, only to stumble again in March in response to the earthquake and subsequent tsunami in Japan. On both occasions, however, markets resumed their upward trajectory in relatively short order. By contrast, had these events occurred a year or so earlier when the markets were more fragile, the damage may have been far worse.
Stay focused on the long term.
In our view, the equity markets’ dramatic rebound during the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.
By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Dow Jones Industrial Average is a price-weighted index of 30 “blue-chip” industrial U.S. stocks. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

4 Wells Fargo Equity Gateway Funds	Letter to Shareholders
To help you develop a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds® offers more than 120 mutual funds and other investments covering a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

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6 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage C&B Large Cap Value Fund1
INVESTMENT OBJECTIVE
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER FOR
MASTER PORTFOLIO
Cooke & Bieler, L.P.
PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O’Connor, CFA
R. James O’Neil, CFA
Mehul Trivedi, CFA
William Weber, CFA
FUND INCEPTION
May 15, 1990

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Exxon Mobil Corporation	4.16%
Omnicom Group Incorporated	3.59%
Quest Diagnostics Incorporated	3.08%
Johnson & Johnson	3.01%
State Street Corporation	3.00%
Kohl’s Corporation	2.96%
American Express Company	2.89%
Vodafone Group PLC ADR	2.80%
JPMorgan Chase & Company	2.73%
Colgate-Palmolive Company	2.70%

1.	The fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 7
Wells Fargo Advantage C&B Large Cap Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (CBEAX)	7/26/2004	7.59	5.34	0.55	4.68	14.21	11.82	1.75	5.31	1.29%	1.15%
Class B (CBEBX)**	7/26/2004	8.91	6.07	0.60	4.77	13.91	11.07	0.99	4.77	2.04%	1.90%
Class C (CBECX)	7/26/2004	12.90	10.06	1.00	4.55	13.90	11.06	1.00	4.55	2.04%	1.90%
Administrator Class (CBLLX)	7/26/2004					14.36	12.11	1.96	5.45	1.13%	0.95%
Institutional Class (CBLSX)	7/26/2004					14.64	12.39	2.24	5.66	0.86%	0.70%
Investor Class (CBEQX)	5/15/1990					14.38	11.98	1.76	5.31	1.36%	1.20%
Russell 1000® Value Index[7]						17.68	15.15	1.38	4.53

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

6.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

8 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage Diversified Equity Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISERS FOR
MASTER PORTFOLIOS
Artisan Partners Limited Partnership
Cadence Capital Management LLC
Cooke & Bieler, L.P.
LSV Asset Management
Peregrine Capital Management, Inc.
SSgA Funds Management, Inc.
Systematic Financial Management, L.P.
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA
FUND INCEPTION
December 31, 1988

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Apple Incorporated	2.28%
General Electric Company	1.50%
JPMorgan Chase & Co.	1.38%
Chevron Corporation	1.30%
Exxon Mobil Corporation	1.21%
Google Incorporated	1.14%
Qualcomm Incorporated	0.92%
Bank of America Corporation	0.82%
AT&T Incorporated	0.79%
Oracle Corporation	0.78%

1.	The fund is a gateway blended fund that invests all its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolios which is calculated based on total long-term investment of the master portfolios.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 9
Wells Fargo Advantage Diversified Equity Fund (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (NVDAX)	5/2/1996	11.20	9.74	0.35	2.42	17.98	16.44	1.55	3.02	1.46%	1.25%
Class B (NVDBX)**	5/6/1996	12.47	10.54	0.39	2.48	17.47	15.54	0.78	2.48	2.21%	2.00%
Class C (WFDEX)	10/1/1998	16.51	14.57	0.78	2.25	17.51	15.57	0.78	2.25	2.21%	2.00%
Administrator Class (NVDEX)	11/11/1994					18.12	16.72	1.80	3.28	1.30%	1.00%
Diversified Equity Composite Index[6]						17.46	16.47	2.73	4.42
S&P 500® Index[7]						17.31	15.65	2.62	3.29

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	Source: Wells Fargo Funds Management, LLC. The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500® Index, 25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 10% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

7.	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage Diversified Small Cap Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUBADVISERS FOR
MASTER PORTFOLIOS
Peregrine Capital Management, Inc.
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA
FUND INCEPTION
December 31, 1997

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Interoil Corporation	1.51%
Randgold Resources Limited ADR	1.26%
SuccessFactors Incorporated	1.03%
Aruba Networks Incorporated	0.87%
Chimera Investment Corporation	0.83%
Ulta Salon Cosmetics & Fragrance Incorporated	0.80%
Brigham Exploration Company	0.74%
Northern Oil And Gas Incorporated	0.72%
Helix Energy Solutions Group	0.72%
Global Industries Limited	0.67%

1.	The fund is a gateway blended fund that invests all its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolios which is calculated based on total long-term investment of the master portfolios.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 11
Wells Fargo Advantage Diversified Small Cap Fund (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2011)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Administrator Class (NVDSX)	12/31/1997	26.57	27.98	2.48	8.02	1.43%	1.00%
Russell 2000® Index[6]		25.48	25.79	3.35	7.87

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the January 31, 2011 prospectus.

5.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

12 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage Emerging Growth Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER FOR
MASTER PORTFOLIO
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA
FUND INCEPTION
January 31, 2007

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Brigham Exploration Company	2.82%
Northern Oil And Gas Incorporated	2.75%
Aruba Networks Incorporated	2.59%
Financial Engines Incorporated	2.50%
SuccessFactors Incorporated	2.49%
Tractor Supply Company	2.30%
Shutterfly Incorporated	2.26%
Altra Holdings Incorporated	2.21%
Polypore International Incorporated	2.20%
HMS Holdings Corporation	2.19%

1.	The fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 13
Wells Fargo Advantage Emerging Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[5]
	Inception Date	6 Months*	1 Year	Life of Fund	6 Months*	1 Year	Life of Fund	Gross	Net[6]
Class A (WEMAX)	3/31/2008	27.88	33.65	4.92	35.68	41.80	6.42	4.78%	1.45%
Class C (WEMCX)	3/31/2008	34.05	39.78	5.63	35.05	40.78	5.63	5.53%	2.20%
Administrator Class (WFGDX)	1/31/2007				35.77	42.01	6.68	4.62%	1.20%
Institutional Class (WEMIX)	3/31/2008				35.97	42.48	6.88	4.35%	0.95%
Investor Class (WFGTX)	1/31/2007				35.59	41.72	6.41	4.85%	1.49%
Russell 2000® Growth Index[7]					27.93	31.04	4.99

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site at www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

6.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

14 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage Equity Value Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER FOR
MASTER PORTFOLIO
Systematic Financial Management, L.P.
PORTFOLIO MANAGERS
D. Kevin McCreesh, CFA
Ronald M. Mushock, CFA
FUND INCEPTION
August 29, 2003

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
JPMorgan Chase & Company	4.28%
Chevron Corporation	4.28%
General Electric Company	3.55%
UnitedHealth Group Incorporated	3.20%
Hess Corporation	2.71%
Pfizer Incorporated	2.71%
Bank of America Corporation	2.69%
Citigroup Incorporated	2.67%
AT&T Incorporated	2.57%
PNC Financial Services Group	2.50%

1.	The fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 15
Wells Fargo Advantage Equity Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[6]
Class A (WLVAX)	8/29/2003	12.90	9.42	0.55	5.65	19.79	16.09	1.75	6.47	1.29%	1.25%
Class B (WLVBX)**	8/29/2003	14.29	10.20	0.61	5.76	19.29	15.20	1.00	5.76	2.04%	2.00%
Class C (WLVCX)	8/29/2003	18.27	14.15	0.97	5.67	19.27	15.15	0.97	5.67	2.04%	2.00%
Administrator Class (WLVIX)	8/29/2003					19.86	16.32	2.04	6.77	1.13%	1.00%
Institutional Class (WLVSX)	8/31/2006					20.08	16.53	2.24	6.91	0.86%	0.75%
Russell 1000® Value Index[7]						17.68	15.15	1.38	6.38

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site at www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

6.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

16 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage International Value Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER FOR
MASTER PORTFOLIO
LSV Asset Management
PORTFOLIO MANAGERS
Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
FUND INCEPTION
October 31, 2003

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Royal Dutch Shell plc	2.82%
Sanofi Aventis SA	1.74%
Astrazeneca plc	1.49%
Banco Santander SA	1.47%
Vodafone Group	1.42%
Allianz SE	1.37%
Novartis Limited AG	1.32%
Enel SpA	1.28%
Lukoil ADR	1.27%
China Petroleum & Chemical Corporation	1.26%

1.	The fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Geographic allocation is subject to change and represents the geographic allocation of the master portfolio which is calculated based on the total net assets of the master portfolio.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 17
Wells Fargo Advantage International Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[6]
Class A (WFFAX)	10/31/2003	4.05	3.88	(1.77)	5.92	10.39	10.22	(0.60)	6.77	1.75%	1.50%
Class B (WFVBX)**	4/8/2005	4.97	4.36	(1.79)	6.00	9.97	9.36	(1.36)	6.00	2.50%	2.25%
Class C (WFVCX)	4/8/2005	8.97	8.35	(1.37)	5.94	9.97	9.35	(1.37)	5.94	2.50%	2.25%
Administrator Class (WFVDX)	4/8/2005					10.55	10.46	(0.37)	6.95	1.59%	1.25%
Institutional Class (WFVIX)	8/31/2006					10.66	10.75	(0.18)	7.08	1.32%	1.05%
MSCI EAFE® Value Index[7]						10.09	8.21	0.39	7.91

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site at www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class B and C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

6.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East Value Index (MSCI EAFE Value Index) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the United States & Canada. You cannot invest directly in an index.

18 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage Small Company Growth Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER FOR
MASTER PORTFOLIO
Peregrine Capital Management, Inc.
PORTFOLIO MANAGERS
William A. Grierson, CFA
Daniel J. Hagen, CFA
Robert B. Mersky, CFA
James P. Ross, CFA
Paul E. von Kuster, CFA
FUND INCEPTION
December 31, 1982

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Sensata Technologies Holdings	1.85%
Success Factors Incorporated	1.48%
Gentex Corporation	1.44%
SS&C Technologies Holdings	1.35%
United Natural Food Incorporated	1.34%
General Cable Corporation	1.33%
Alere Corporation	1.30%
Rosetta Resource Incorporated	1.30%
Omnicell Incorporated	1.29%
Parametric Technology Corporation	1.23%

1.	The fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 19
Wells Fargo Advantage Small Company Growth Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratio[5]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFSAX)	1/30/2004	27.92	31.32	2.34	5.78	35.72	39.33	3.56	6.41	1.45%	1.45%
Class B (WFSBX)**	1/30/2004	30.22	33.27	2.42	5.85	35.22	38.27	2.78	5.85	2.20%	2.20%
Class C (WSMCX)	1/30/2004	34.22	37.30	2.82	5.70	35.22	38.30	2.82	5.70	2.20%	2.20%
Administrator Class (NVSCX)	11/11/1994					35.87	39.67	3.84	6.68	1.29%	1.20%
Institutional Class (WSCGX)	3/31/2008					36.10	40.09	3.98	6.75	1.02%	0.95%
Russell 2000® Growth Index [7]						27.93	31.04	4.34	6.44

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site at www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

6.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

20 Wells Fargo Equity Gateway Funds	Performance Highlights
Wells Fargo Advantage Small Company Value Fund1
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER FOR
MASTER PORTFOLIO
Peregrine Capital Management, Inc.
FUND MANAGERS
Jason R. Ballsrud, CFA
Tasso H. Coin, Jr., CFA
Douglas G. Pugh, CFA
FUND INCEPTION
June 1, 1997

TEN LARGEST EQUITY HOLDINGS[3]
(AS OF MARCH 31, 2011)
Titan International Incorporated	1.61%
Helix Energy Solutions Group Incorporated	1.43%
Caci International Incorporated	1.34%
Gaylord Entertainment Company	1.30%
Lasalle Hotel Properties	1.30%
Wellcare Health Plans Incorporated	1.29%
TTM Technologies Incorporated	1.28%
Hanesbrands Incorporated	1.26%
Cinemark Holdings Incorporated	1.26%
RC2 Corporation	1.21%

1.	The fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Equity Gateway Funds 21
Wells Fargo Advantage Small Company Value Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (SCVAX)	1/31/2002	18.52	18.73	0.04	8.41	25.75	25.97	1.23	9.05	1.59%	1.45%
Class B (SCVBX)**	1/31/2002	20.21	19.98	0.13	8.47	25.21	24.98	0.52	8.47	2.34%	2.20%
Class C (SCVFX)	8/30/2002	24.21	23.98	0.52	8.25	25.21	24.98	0.52	8.25	2.34%	2.20%
Administrator Class (SCVIX)	1/31/2002					25.89	26.22	1.54	9.33	1.43%	1.20%
Institutional Class (SCVNX)	7/30/2010					26.06	26.39	1.56	9.34	1.16%	1.00%
Russell 2000® Value Index[7]						22.97	20.63	2.23	9.01

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site at www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class, Class A, Class B and Class C shares prior to their inception reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests, adjusted to reflect Administrator Class, Class A, Class B and Class C expenses. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund.

5.	Reflects the expense ratios as stated in the January 31, 2011 prospectuses.

6.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to- book ratios and lower forecasted growth values. You cannot invest directly in an index.

22 Wells Fargo Equity Gateway Funds	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2010 to March 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
Wells Fargo Advantage C&B Large Cap Value Fund	10-01-2010	03-31-2011	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,142.08	$6.20	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Class B
Actual	$1,000.00	$1,139.09	$10.13	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,139.02	$10.13	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,143.56	$5.08	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Class
Actual	$1,000.00	$1,146.38	$3.75	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Investor Class
Actual	$1,000.00	$1,143.82	$6.41	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%

Fund Expenses	Wells Fargo Equity Gateway Funds 23

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
Wells Fargo Advantage Diversified Equity Fund	10-01-2010	03-31-2011	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,179.80	$6.79	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class B
Actual	$1,000.00	$1,174.73	$10.84	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class C
Actual	$1,000.00	$1,175.14	$10.85	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,181.17	$5.44	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Wells Fargo Advantage Diversified Small Cap Fund
Administrator Class
Actual	$1,000.00	$1,265.70	$5.65	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Wells Fargo Advantage Emerging Growth Fund
Class A
Actual	$1,000.00	$1,356.84	$8.76	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49	1.49%
Class C
Actual	$1,000.00	$1,350.48	$13.07	2.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.81	$11.20	2.23%
Administrator Class
Actual	$1,000.00	$1,357.74	$7.11	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Institutional Class
Actual	$1,000.00	$1,359.67	$5.71	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Investor Class
Actual	$1,000.00	$1,355.86	$8.81	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Wells Fargo Advantage Equity Value Fund
Class A
Actual	$1,000.00	$1,197.90	$6.85	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class B
Actual	$1,000.00	$1,192.91	$10.93	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class C
Actual	$1,000.00	$1,192.68	$10.93	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,198.56	$5.48	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,200.75	$4.12	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

24 Wells Fargo Equity Gateway Funds	Fund Expenses

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
Wells Fargo Advantage International Value Fund	10-01-2010	03-31-2011	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,103.94	$7.76	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44	1.48%
Class B
Actual	$1,000.00	$1,099.74	$11.67	2.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.81	$11.20	2.23%
Class C
Actual	$1,000.00	$1,099.66	$11.67	2.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.81	$11.20	2.23%
Administrator Class
Actual	$1,000.00	$1,105.51	$6.56	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Institutional Class
Actual	$1,000.00	$1,106.62	$5.46	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Wells Fargo Advantage Small Company Growth Fund
Class A
Actual	$1,000.00	$1,357.21	$8.46	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24	1.44%
Class B
Actual	$1,000.00	$1,352.20	$12.84	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.01	$11.00	2.19%
Class C
Actual	$1,000.00	$1,352.16	$12.84	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.01	$11.00	2.19%
Administrator Class
Actual	$1,000.00	$1,358.69	$7.06	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Class
Actual	$1,000.00	$1,361.01	$5.59	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Wells Fargo Advantage Small Company Value Fund
Class A
Actual	$1,000.00	$1,257.47	$8.05	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.19	1.43%
Class B
Actual	$1,000.00	$1,252.12	$12.24	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.06	$10.95	2.18%
Class C
Actual	$1,000.00	$1,252.12	$12.24	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.06	$10.95	2.18%

Fund Expenses	Wells Fargo Equity Gateway Funds 25

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
Wells Fargo Advantage Small Company Value Fund (continued)	10-01-2010	03-31-2011	Period[1]	Expense Ratio
Administrator Class
Actual	$1,000.00	$1,258.87	$6.76	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Class
Actual	$1,000.00	$1,260.61	$5.52	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%

1.	Expenses paid is equal to each class´ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

26 Wells Fargo Equity Gateway Funds	Portfolio of Investments—March 31, 2011 (Unaudited)
C&B LARGE CAP VALUE FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolio: 100.22%
N/A	Wells Fargo Advantage C&B Large Cap Value Portfolio		$349,308,473

Total Investments in Affiliated Master Portfolio (Cost $ 291,199,047)			349,308,473

Total Investments in Securities (Cost $291,199,047)*		100.22%	349,308,473
Other Assets and Liabilities, Net		(0.22)	(750,616)

Total Net Assets		100.00%	$348,557,857

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
DIVERSIFIED EQUITY FUND

Shares	Security Name	Value
Investments in Affiliated Master Portfolios: 99.99%
N/A	Wells Fargo Advantage C&B Large Cap Value Portfolio	$40,144,924
N/A	Wells Fargo Advantage Disciplined Value Portfolio	40,639,206
N/A	Wells Fargo Advantage Diversified Large Cap Growth Portfolio	122,435,835
N/A	Wells Fargo Advantage Emerging Growth Portfolio	12,408,855
N/A	Wells Fargo Advantage Equity Value Portfolio	40,698,684
N/A	Wells Fargo Advantage Index Portfolio	121,507,303
N/A	Wells Fargo Advantage International Equity Portfolio	18,046,767
N/A	Wells Fargo Advantage International Growth Portfolio	17,959,314
N/A	Wells Fargo Advantage International Index Portfolio	17,857,563
N/A	Wells Fargo Advantage International Value Portfolio	17,862,053
N/A	Wells Fargo Advantage Small Cap Value Portfolio	12,248,042
N/A	Wells Fargo Advantage Small Company Growth Portfolio	12,336,467
N/A	Wells Fargo Advantage Small Company Value Portfolio	12,252,852

Total Investments in Affiliated Master Portfolios (Cost $427,418,149)		486,397,865

Principal			Interest Rate	Maturity Date
Short-Term Investments: 0.10%

Corporate Bonds & Notes: 0.10%
$397,869	Gryphon Funding Limited(a)(i)		0.00%	08/05/2011	164,598
524,641	VFNC Corporation(a)††(i)±		0.26	09/29/2011	314,785

Total Short-Term Investments (Cost $280,314)					479,383

Total Investments in Securities (Cost $427,698,463)*		100.09%			486,877,248
Other Assets and Liabilities, Net		(0.09)			(420,934)

Total Net Assets		100.00%			$486,456,314

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Equity Gateway Funds 27
DIVERSIFIED SMALL CAP FUND

Shares	Security Name	Value
Investments in Affiliated Master Portfolios: 99.78%
N/A	Wells Fargo Advantage Emerging Growth Portfolio	$36,945,615
N/A	Wells Fargo Advantage Small Cap Value Portfolio	35,875,162
N/A	Wells Fargo Advantage Small Company Growth Portfolio	36,476,183
N/A	Wells Fargo Advantage Small Company Value Portfolio	35,921,330

Total Investments in Affiliated Master Portfolios (Cost $119,287,446)		145,218,290

Principal			Interest Rate	Maturity Date
Short-Term Investments: 0.63%

Corporate Bonds & Notes: 0.63%
$761,870	Gryphon Funding Limited(a)(i)		0.00%	08/05/2011	315,186
1,004,625	VFNC Corporation(a)††(i)±		0.26	09/29/2011	602,775

Total Short-Term Investments (Cost $536,767)					917,961

Total Investments in Securities (Cost $119,824,213)*		100.41%			146,136,251
Other Assets and Liabilities, Net		(0.41)			(599,255)

Total Net Assets		100.00%			$145,536,996

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
EMERGING GROWTH FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolio: 96.79%
N/A	Wells Fargo Advantage Emerging Growth Portfolio		$10,315,874

Total Investments in Affiliated Master Portfolio (Cost $8,332,763)			10,315,874

Total Investments in Securities (Cost $8,332,763)*		96.79%	10,315,874
Other Assets and Liabilities, Net		3.21	342,596

Total Net Assets		100.00%	$10,658,470

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

28 Wells Fargo Equity Gateway Funds	Portfolio of Investments—March 31, 2011 (Unaudited)
EQUITY VALUE FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolio: 100.06%
N/A	Wells Fargo Advantage Equity Value Portfolio		$227,691,727

Total Investments in Affiliated Master Portfolio (Cost $197,047,065)			227,691,727

Total Investments in Securities (Cost $197,047,065)*		100.06%	227,691,727
Other Assets and Liabilities, Net		(0.06)	(138,701)

Total Net Assets		100.00%	$227,553,026

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
INTERNATIONAL VALUE FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolio: 99.78%
N/A	Wells Fargo Advantage International Value Portfolio		$309,168,533

Total Investments in Affiliated Master Portfolio (Cost $320,567,218)			309,168,533

Total Investments in Securities (Cost $320,567,218)*		99.78%	309,168,533
Other Assets and Liabilities, Net		0.22	675,899

Total Net Assets		100.00%	$309,844,432

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Equity Gateway Funds 29
SMALL COMPANY GROWTH FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolio: 101.51%
N/A	Wells Fargo Advantage Small Company Growth Portfolio		$301,450,576

Total Investments in Affiliated Master Portfolio (Cost $ 258,901,088)			301,450,576

Total Investments in Securities (Cost $258,901,088)*		101.51%	301,450,576
Other Assets and Liabilities, Net		(1.51)	(4,475,548)

Total Net Assets		100.00%	$296,975,028

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
SMALL COMPANY VALUE FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolio: 99.89%
N/A	Wells Fargo Advantage Small Company Value Portfolio		$100,584,420

Total Investments in Affiliated Master Portfolio (Cost $73,126,777)			100,584,420

Total Investments in Securities (Cost $73,126,777)*		99.89%	100,584,420
Other Assets and Liabilities, Net		0.11	108,947

Total Net Assets		100.00%	$100,693,367

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

30 Wells Fargo Equity Gateway Funds	Statements of Assets and Liabilities—March 31, 2011 (Unaudited)

	C&B Large	Diversified
	Cap Value	Equity
	Fund	Fund

Assets

Investments
In affiliated Master Portfolio(s), at value	$349,308,473	$486,397,865
In unaffiliated securities, at value	0	479,383

Total investments, at value (see cost below)	349,308,473	486,877,248
Receivable for Fund shares sold	305,059	443,266
Receivable from adviser	3,935	0
Prepaid expenses and other assets	42,903	34,650

Total assets	349,660,370	487,355,164

Liabilities
Payable for Fund shares redeemed	962,609	490,096
Advisory fee payable	0	120,768
Distribution fees payable	8,801	14,936
Due to other related parties	0	97,521
Shareholder report expenses payable	58,390	67,713
Shareholder servicing fees payable	52,958	101,211
Professional fees payable	19,755	853
Accrued expenses and other liabilities	0	5,752

Total liabilities	1,102,513	898,850

Total net assets	$348,557,857	$486,456,314

NET ASSETS CONSIST OF
Paid-in capital	$408,123,918	$418,527,960
Undistributed (overdistributed) net investment income (loss)	870,157	(391,809)
Accumulated net realized gains (losses) on investments	(118,545,644)	9,141,378
Net unrealized gains (losses) on investments	58,109,426	59,178,785

Total net assets	$348,557,857	$486,456,314

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$27,003,484	$94,046,244
Shares outstanding — Class A	3,198,068	3,220,968
Net asset value per share — Class A	$8.44	$29.20
Maximum offering price per share — Class A2	$8.95	$30.98
Net assets — Class B	$6,792,592	$6,445,863
Shares outstanding — Class B	805,017	234,991
Net asset value per share — Class B	$8.44	$27.43
Net assets — Class C	$7,001,180	$3,369,327
Shares outstanding — Class C	831,639	120,428
Net asset value per share — Class C	$8.42	$27.98
Net assets — Administrator Class	$119,981,409	$382,594,880
Shares outstanding — Administrator Class	14,215,292	13,076,064
Net asset value per share — Administrator Class	$8.44	$29.26
Net assets — Institutional Class	$100,181,843	NA
Shares outstanding — Institutional Class	11,830,857	NA
Net asset value per share — Institutional Class	$8.47	NA
Net assets — Investor Class	$87,597,349	NA
Shares outstanding — Investor Class	10,372,197	NA
Net asset value per share — Investor Class	$8.45	NA

Total investments, at cost	$291,199,047	$427,698,463

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—March 31, 2011 (Unaudited)	Wells Fargo Equity Gateway Funds 31

Diversified	Emerging	Equity	International	Small	Small
Small Cap	Growth	Value	Value	Company	Company
Fund	Fund	Fund	Fund	Growth Fund	Value Fund

$145,218,290	$10,315,874	$227,691,727	$309,168,533	$301,450,576	$100,584,420
917,961	0	0	0	0	0

146,136,251	10,315,874	227,691,727	309,168,533	301,450,576	100,584,420
48,265	287,509	78,535	1,296,602	597,806	444,570
0	20,436	0	7,654	0	0
16,744	57,105	59,061	35,454	47,832	47,629

146,201,260	10,680,924	227,829,323	310,508,243	302,096,214	101,076,619

510,240	2,308	206,355	483,123	5,014,180	229,830
15,014	0	2,496	0	20,976	16,447
0	114	847	557	1,148	2,430
17,966	2,826	0	40,068	0	0
74,215	0	18,371	53,150	26,889	101,078
29,943	1,940	27,962	64,838	39,425	20,217
12,458	15,266	19,168	19,458	15,615	13,250
4,428	0	1,098	2,617	2,953	0

664,264	22,454	276,297	663,811	5,121,186	383,252

$145,536,996	$10,658,470	$227,553,026	$309,844,432	$296,975,028	$100,693,367

$230,192,775	$10,084,157	$249,366,947	$370,809,014	$317,991,889	$203,580,117
(52,198)	(60,359)	153,233	1,486,698	(1,805,358)	1,332,572
(110,915,619)	(1,348,439)	(52,611,816)	(51,052,595)	(61,760,991)	(131,676,965)
26,312,038	1,983,111	30,644,662	(11,398,685)	42,549,488	27,457,643

$145,536,996	$10,658,470	$227,553,026	$309,844,432	$296,975,028	$100,693,367

NA	$1,841,524	$5,189,011	$6,307,617	$6,570,940	$28,055,277
NA	142,875	373,914	462,421	228,122	1,961,062
NA	$12.89	$13.88	$13.64	$28.80	$14.31
NA	$13.68	$14.73	$14.47	$30.56	$15.18
NA	NA	$427,549	$219,975	$383,139	$1,653,114
NA	NA	31,006	16,212	14,194	124,680
NA	NA	$13.79	$13.57	$26.99	$13.26
NA	$192,095	$944,177	$650,381	$1,557,019	$2,190,936
NA	15,244	68,997	48,452	57,041	165,205
NA	$12.60	$13.68	$13.42	$27.30	$13.26
$145,536,996	$72,029	$127,228,337	$300,939,058	$170,724,324	$68,778,472
10,584,601	5,552	9,007,637	22,198,099	5,792,548	4,731,782
$13.75	$12.97	$14.12	$13.56	$29.47	$14.54
NA	$13,868	$93,763,952	$1,727,401	$117,739,606	$15,568
NA	1,060	6,643,557	127,229	3,968,570	1,069
NA	$13.08	$14.11	$13.58	$29.67	$14.56
NA	$8,538,954	NA	NA	NA	NA
NA	664,929	NA	NA	NA	NA
NA	$12.84	NA	NA	NA	NA

$119,824,213	$8,332,763	$197,047,065	$320,567,218	$258,901,088	$73,126,777

32 Wells Fargo Equity Gateway Funds	Statements of Operations—Six Months Ended March 31, 2011 (Unaudited)

	C&B Large	Diversified
	Cap Value	Equity
	Fund	Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$3,413,022	$3,915,905
Interest allocated from affiliated Master Portfolio(s)	38,535	70,372
Interest	0	241
Expenses allocated from affiliated Master Portfolio(s)	(1,172,260)	(1,539,302)
Waivers allocated from affiliated Master Portfolio(s)	0	166,136

Total investment income (loss)	2,279,297	2,613,352

Expenses
Advisory fee	0	595,193
Administration fees
Fund level	87,209	119,039
Class A	38,792	118,248
Class B	9,012	9,382
Class C	8,814	4,402
Administrator Class	59,714	187,295
Institutional Class	39,146	NA
Investor Class	145,121	NA
Shareholder servicing fees
Class A	37,300	113,700
Class B	8,665	9,021
Class C	8,475	4,232
Administrator Class	149,286	468,031
Investor Class	109,940	NA
Distribution fees
Class B	25,996	27,063
Class C	25,425	12,697
Custody and accounting fees	8,193	12,011
Professional fees	18,377	3,766
Registration fees	42,251	7,098
Shareholder report expenses	80,514	2,060
Trustees’ fees and expenses	5,274	2,479
Other fees and expenses	7,795	17,626

Total expenses	915,299	1,713,343
Less: Fee waivers and/or expense reimbursements	(346,838)	(534,859)

Net expenses	568,461	1,178,484

Net investment income (loss)	1,710,836	1,434,868

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	9,910,243	50,947,196
Unaffiliated securities	0	5,744

Net realized gains on investments	9,910,243	50,952,940

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	35,277,091	25,603,805
Unaffiliated securities	0	199,069

Net change in unrealized gains (losses) on investments	35,277,091	25,802,874

Net realized and unrealized gains (losses) on investments	45,187,334	76,755,814

Net increase in net assets resulting from operations	$46,898,170	$78,190,682

* Net of foreign withholding taxes of	$24,970	$58,640
The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended March 31, 2011 (Unaudited)	Wells Fargo Equity Gateway Funds 33

Diversified	Emerging	Equity	International	Small	Small
Small Cap	Growth	Value	Value	Company	Company
Fund	Fund	Fund	Fund	Growth Fund	Value Fund

$765,256	$2,873	$1,439,052	$3,544,481	$550,926	$1,369,378
32,848	2,325	20,146	64,088	72,058	35,595
461	0	0	0	0	0
(519,639)	(32,410)	(734,461)	(1,450,842)	(1,157,797)	(393,059)
41,006	1,768	0	24,996	0	0

319,932	(25,444)	724,737	2,182,723	(534,813)	1,011,914

166,637	0	0	0	0	0

33,328	1,666	54,112	73,249	70,037	23,348
NA	824	6,390	8,524	6,752	32,938
NA	NA	607	367	413	2,418
NA	151	926	851	1,442	2,587
66,655	45	63,289	141,929	127,113	32,097
NA	5	33,510	658	7,720	5
NA	9,593	NA	NA	NA	NA

NA	792	6,144	8,196	6,492	31,672
NA	NA	584	353	397	2,325
NA	145	890	819	1,386	2,487
166,637	112	158,223	354,820	313,293	80,242
NA	7,268	NA	NA	NA	NA

NA	NA	1,751	1,058	1,191	6,974
NA	436	2,670	2,456	4,159	7,462
4,220	136	4,925	6,901	6,126	2,312
10,466	14,100	18,422	18,156	14,871	12,450
7,480	39,144	14,959	22,439	22,439	10,783
10,863	7,364	19,945	10,849	24,932	28,307
5,274	5,274	5,274	5,274	5,274	3,565
2,601	2,263	3,514	3,561	3,608	2,351

474,161	89,318	396,135	660,460	617,645	284,323
(286,244)	(69,690)	(138,560)	(237,787)	(103,510)	(68,240)

187,917	19,628	257,575	422,673	514,135	216,083

132,015	(45,072)	467,162	1,760,050	(1,048,948)	795,831

24,629,922	608,233	28,080,499	6,532,806	40,648,502	13,796,779
10,999	0	0	0	0	0

24,640,921	608,233	28,080,499	6,532,806	40,648,502	13,796,779

6,007,608	1,398,360	10,566,453	20,292,240	44,137,355	6,815,280
381,194	0	0	0	0	0

6,388,802	1,398,360	10,566,453	20,292,240	44,137,355	6,815,280

31,029,723	2,006,593	38,646,952	26,825,046	84,785,857	20,612,059

$31,161,738	$1,961,521	$39,114,114	$28,585,096	$83,736,909	$21,407,890

$636	$0	$4,253	$320,151	$0	$0

34 Wells Fargo Equity Gateway Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Fund
	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010

Operations
Net investment income (loss)		$1,710,836		$4,637,994
Net realized gains (losses) on investments		9,910,243		(35,958,385)
Net change in unrealized gains (losses) on investments		35,277,091		60,419,084

Net increase in net assets resulting from operations		46,898,170		29,098,693

Distributions to shareholders from
Net investment income
Class A		(367,230)		(382,177)
Class B		(28,639)		(29,793)
Class C		(34,516)		(29,114)
Administrator Class		(1,608,766)		(2,682,789)
Institutional Class		(1,565,092)		(427,090)
Investor Class		(857,245)		(2,494,070)

Total distributions to shareholders		(4,461,488)		(6,045,033)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	117,477	959,355	597,784	4,351,800
Class B	14,634	120,352	950	6,827
Class C	82,190	677,374	79,488	575,853
Administrator Class	861,086	7,037,856	3,340,572	24,042,466
Institutional Class	1,771,723	14,680,424	9,629,025	69,363,008
Investor Class	655,251	5,329,399	9,583,038	69,568,098

		28,804,760		167,908,052

Reinvestment of distributions
Class A	42,308	341,845	49,264	356,182
Class B	3,370	27,268	3,943	28,504
Class C	4,072	32,862	3,689	26,635
Administrator Class	195,763	1,579,809	236,540	1,707,820
Institutional Class	60,627	490,473	49,996	361,970
Investor Class	102,751	830,226	341,703	2,463,677

		3,302,483		4,944,788

Payment for shares redeemed
Class A	(1,113,788)	(9,045,074)	1,280,290)	(9,284,320)
Class B	(147,529)	(1,189,236)	(319,445)	(2,312,844)
Class C	(144,013)	(1,154,296)	(169,891)	(1,237,233)
Administrator Class	(2,182,566)	(17,709,893)	(19,730,392)	(143,163,550)
Institutional Class	(2,711,256)	(22,235,945)	(719,404)	(5,320,552)
Investor Class	(1,812,680)	(14,634,727)	(26,846,096)	(192,739,685)

		(65,969,171)		(354,058,184)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Equity Gateway Funds 35

Diversified Equity Fund				Diversified Small Cap Fund
Six Months Ended				Six Months Ended
March 31, 2011		Year Ended		March 31, 2011		Year Ended
(Unaudited)		September 30, 2010		(Unaudited)		September 30, 2010

	$1,434,868		$3,340,030		$132,015		$(17,539)
	50,952,940		55,288,551		24,640,921		(1,831,960)
	25,802,874		(16,877,537)		6,388,802		17,928,149

	78,190,682		41,751,044		31,161,738		16,078,650

	(516,123)		(1,288,490)		NA		NA
	0		(77,748)		NA		NA
	0		(26,810)		NA		NA
	(3,081,569)		(5,224,703)		(80,348)		(1,273,368)
	NA		NA		NA		NA
	NA		NA		NA		NA

	(3,597,692)		(6,617,751)		(80,348)		(1,273,368)

Shares		Shares		Shares		Shares

99,558	2,746,771	279,656	6,703,230	NA	NA	NA	NA
819	20,391	790	17,293	NA	NA	NA	NA
4,085	109,660	4,978	114,344	NA	NA	NA	NA
659,657	18,357,924	1,132,981	26,736,041	199,543	2,514,564	1,260,989	12,415,171
NA	NA	NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA	NA	NA

	21,234,746		33,570,908		2,514,564		12,415,171

17,205	469,860	50,948	1,222,735	NA	NA	NA	NA
0	0	3,388	76,714	NA	NA	NA	NA
0	0	1,140	26,311	NA	NA	NA	NA
111,627	3,051,878	215,496	5,180,520	6,290	79,886	123,928	1,224,412
NA	NA	NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA	NA	NA

	3,521,738		6,506,280		79,886		1,224,412

(339,731)	(9,304,987)	(1,193,951)	(28,206,441)	NA	NA	NA	NA
(100,997)	(2,597,106)	(210,512)	(4,750,842)	NA	NA	NA	NA
(21,395)	(566,384)	(19,674)	(450,106)	NA	NA	NA	NA
(2,069,460)	(56,373,518)	(15,894,091)	(378,629,586)	(580,781)	(7,238,559)	(43,716,300)	(424,913,659)
NA	NA	NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA	NA	NA

	(68,841,995)		(412,036,975)		(7,238,559)		(424,913,659)

36 Wells Fargo Equity Gateway Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Fund
	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010

	Shares		Shares
Capital share transactions (continued)
Net asset value of shares issued in acquisition
Class A	0	$0	0	$0
Class B	0	0	0	0
Class C	0	0	0	0
Administrator Class		0	0	0

		0		0

Net decrease in net assets resulting from capital share transactions		(33,861,928)		(181,205,344)

Total increase (decrease) in net assets		8,574,754		(158,151,684)

Net assets
Beginning of period		339,983,103		498,134,787

End of period		$348,557,857		$339,983,103

Undistributed (overdistributed) net investment income (loss)		$870,157		$3,620,809

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Equity Gateway Funds 37

Diversified Equity Fund				Diversified Small Cap Fund
Six Months Ended				Six Months Ended
March 31, 2011		Year Ended		March 31, 2011		Year Ended
(Unaudited)		September 30, 2010		(Unaudited)		September 30, 2010
Shares		Shares		Shares		Shares

0	$0	654,209	$14,994,398	NA	$ NA	NA	$ NA
0	0	47,961	1,032,510	NA	NA	NA	NA
0	0	19,408	426,111	NA	NA	NA	NA
0	0	3,511,419	80,723,411	0	0	0	0

	0		97,176,430		0		0

	(44,085,511)		(274,783,357)		(4,644,109)		(411,274,076)

	30,507,479		(239,650,064)		26,437,281		(396,468,794)

	455,948,835		695,598,899		119,099,715		515,568,509

	$486,456,314		$455,948,835		$145,536,996		$119,099,715

	$(391,809)		$1,771,015		$(52,198)		$(103,865)

38 Wells Fargo Equity Gateway Funds	Statements of Changes in Net Assets

	Emerging Growth Fund
	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010

Operations
Net investment income (loss)		$(45,072)		$(41,506)
Net realized gains (losses) on investments		608,233		568,446
Net change in unrealized gains (losses) on investments		1,398,360		76,360

Net increase in net assets resulting from operations		1,961,521		603,300

Distributions to shareholders from
Net investment income
Class A		0		0
Class B		NA		NA
Class C		0		0
Administrator Class		0		0
Institutional Class		0		0

Total distributions to shareholders		0		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	136,926	1,594,980	9,722	83,681
Class B	NA	NA	NA	NA
Class C	9,043	100,023	5,141	45,487
Administrator Class	11,651	131,605	4,234	39,580
Institutional Class	8	75	0	0
Investor Class	414,175	4,733,738	115,505	1,012,616

		6,560,421		1,181,364

Reinvestment of distributions
Class A	0	0	0	0
Class B	NA	NA	NA	NA
Class C	0	0	0	0
Administrator Class	0	0	0	0
Institutional Class	0	0	0	0

		0		0

Payment for shares redeemed
Class A	(8,953)	(99,540)	(330)	(2,772)
Class B	NA	NA	NA	NA
Class C	0	0	0	0
Administrator Class	(11,395)	(132,218)	(992)	(9,150)
Institutional Class	(8)	(75)	0	0
Investor Class	(140,440)	(1,596,577)	(86,092)	(746,906)

		(1,828,410)		(758,828)

Net increase (decrease) in net assets resulting from capital share transactions		4,732,011		422,536

Total increase (decrease) in net assets		6,693,532		1,025,836

Net assets
Beginning of period		3,964,938		2,939,102

End of period		$10,658,470		$3,964,938

Undistributed net investment income (loss)		$(60,359)		$(15,287)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Equity Gateway Funds 39

Equity Value Fund				International Value Fund
Six Months Ended				Six Months Ended
March 31, 2011			Year Ended	March 31, 2011		Year Ended
(Unaudited)			September 30, 2010	(Unaudited)		September 30, 2010

	$467,162		$1,379,712		$1,760,050		$5,537,340
	28,080,499		20,092,871		6,532,806		(16,956,055)
	10,566,453		(943,973)		20,292,240		14,710,904

	39,114,114		20,528,610		28,585,096		3,292,189

	(13,942)		(40,322)		(114,932)		(103,184)
	0		0		(1,636)		(5,466)
	0		(1,106)		(6,432)		(9,627)
	(636,854)		(1,636,928)		(5,627,082)		(4,727,636)
	(625,907)		(837,569)		(39,486)		(35,242)

	(1,276,703)		(2,515,925)		(5,789,568)		(4,881,155)

Shares		Shares		Shares		Shares

28,904	376,649	98,792	1,163,569	52,556	701,204	112,318	1,397,903
5,000	65,778	4,346	47,141	1	16	561	7,035
19,480	259,397	18,712	217,776	4,827	62,796	14,875	172,928
1,101,840	14,217,876	3,200,448	36,588,652	2,783,520	36,970,652	5,597,652	67,554,164
427,465	5,621,715	998,464	11,269,008	4,515	59,906	12,410	151,244
NA	NA	NA	NA	NA	NA	NA	NA

	20,541,415		49,286,146		37,794,574		69,283,274

1,029	13,190	3,469	38,813	8,377	108,054	7,630	94,002
0	0	0	0	127	1,633	429	5,244
0	0	95	1,060	439	5,582	708	8,602
48,526	632,771	142,259	1,617,490	419,849	5,382,472	371,944	4,552,598
47,928	624,026	73,518	835,165	3,078	39,486	2,870	35,242

	1,269,987		2,492,528		5,537,227		4,695,688

(37,075)	(491,394)	(131,025)	(1,465,223)	(138,386)	(1,837,737)	(272,428)	(3,308,539)
(17,813)	(228,119)	(28,354)	(311,449)	(11,187)	(146,769)	(19,951)	(242,576)
(3,368)	(43,188)	(26,788)	(301,039)	(10,751)	(137,321)	(24,869)	(299,110)
(2,420,263)	(31,524,757)	(7,361,042)	(85,159,277)	(1,751,847)	(23,228,589)	(3,484,483)	(42,497,896)
(33,341)	(449,526)	(352,794)	(4,087,633)	(1,066)	(14,160)	(33,508)	(404,089)
NA	NA	NA	NA	NA	NA	NA	NA

	(32,736,984)		(91,324,621)		25,364,576)		(46,752,210)

	(10,925,582)		(39,545,947)		17,967,225		27,226,752

	26,911,829		(21,533,262)		40,762,753		25,637,786

	200,641,197		222,174,459		269,081,679		243,443,893

	$227,553,026		$200,641,197		$309,844,432		$269,081,679

	$153,233		$962,774		$1,486,698		$5,516,216

40 Wells Fargo Equity Gateway Funds	Statements of Changes in Net Assets

	Small Company Growth Fund
	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010
Operations
Net investment income (loss)		$(1,048,948)		$(2,187,622)
Net realized gains on investments		40,648,502		36,495,540
Net change in unrealized gains (losses) on investments		44,137,355		3,004,117

Net increase in net assets resulting from operations		83,736,909		37,312,035

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	66,665	1,722,306	98,706	1,955,347
Class B	3,034	70,717	368	6,747
Class C	19,012	481,577	22,294	405,095
Administrator Class	478,580	12,645,951	2,299,261	44,213,098
Institutional Class	4,277,891	121,675,481	54,637	1,122,279

		136,596,032		47,702,566

Payment for shares redeemed
Class A	(28,957)	(720,085)	(38,061)	(725,493)
Class B	(1,395)	(32,280)	(5,563)	(99,919)
Class C	(2,560)	(65,598)	(15,785)	(288,335)
Administrator Class	(5,644,352)	(156,850,714)	(3,479,054)	(72,540,910)
Institutional Class	(363,221)	(9,738,328)	(1,233)	(25,346)

		(167,407,005)		(73,680,003)

Net decrease in net assets resulting from capital share transactions		(30,810,973)		(25,977,437)

Total increase (decrease) in net assets		52,925,936		11,334,598

Net assets
Beginning of period		244,049,092		232,714,494

End of period		$296,975,028		$244,049,092

Undistributed net investment income (loss)		$(1,805,358)		$(756,410)

1.	Class commenced operations on July 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Equity Gateway Funds 41

Small Company Value Fund
	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010

	$795,831		$(124,023)
	13,796,779		20,606,462
	6,815,280		(11,350,203)

	21,407,890		9,132,236

Shares		Shares

337,843	4,436,450	974,362	10,321,699
849	9,341	1,522	17,081
10,333	125,713	31,632	323,254
579,486	7,614,476	1,050,229	11,445,290
181	2,496	8881	10,0001

	12,188,476		22,117,324

(353,420)	(4,617,286)	(1,051,045)	(11,266,343)
(72,583)	(866,669)	(108,626)	(1,089,019)
(11,626)	(140,253)	(21,321)	(213,740)
(1,050,300)	(13,704,738)	(8,323,953)	(80,757,084)
0	0	0 [1]	0 [1]

	(19,328,946)		(93,326,186)

	(7,140,470)		(71,208,862)

	14,267,420		(62,076,646)

	86,425,947		148,502,573

	$100,693,367		$86,425,947

	$1,332,572		$536,741

42 Wells Fargo Equity Gateway Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

C&B Large Cap Value Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$7.48	0.05		1.01	(0.10)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08		0.42	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.69	0.10	[4]	(0.60)	(0.13)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.19	0.11	[4]	(2.12)	(0.09)	(0.40)
October 1, 2006 to September 30, 2007	$9.67	0.09	[4]	0.98	(0.11)	(0.44)
October 1, 2005 to September 30, 2006	$8.62	0.11		1.16	(0.04)	(0.18)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$7.44	0.01		1.02	(0.03)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.03		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.61	0.05	[4]	(0.58)	(0.06)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.08	0.04	[4]	(2.11)	0.00	(0.40)
October 1, 2006 to September 30, 2007	$9.58	0.02	[4]	0.96	(0.04)	(0.44)
October 1, 2005 to September 30, 2006	$8.56	0.05		1.15	0.00	(0.18)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$7.43	0.01		1.02	(0.04)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.02		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.60	0.05	[4]	(0.57)	(0.06)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.08	0.04	[4]	(2.11)	(0.01)	(0.40)
October 1, 2006 to September 30, 2007	$9.58	0.02	[4]	0.96	(0.04)	(0.44)
October 1, 2005 to September 30, 2006	$8.56	0.05		1.15	0.00	(0.18)

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$7.47	0.05		1.03	(0.11)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08	[4]	0.42	(0.09)	0.00
October 1, 2008 to September 30, 2009	$7.70	0.11	[4]	(0.60)	(0.15)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.22	0.13	[4]	(2.13)	(0.12)	(0.40)
October 1, 2006 to September 30, 2007	$9.69	0.12	[4]	0.98	(0.13)	(0.44)
October 1, 2005 to September 30, 2006	$8.64	0.13		1.16	(0.06)	(0.18)

Institutional Class
October 1, 2010 to March 31, 2011 (Unaudited)	$7.51	0.06		1.03	(0.13)	0.00
October 1, 2009 to September 30, 2010	$7.09	0.11	[4]	0.42	(0.11)	0.00
October 1, 2008 to September 30, 2009	$7.75	0.12	[4]	(0.61)	(0.17)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.27	0.15	[4]	(2.13)	(0.14)	(0.40)
October 1, 2006 to September 30, 2007	$9.74	0.15	[4]	0.97	(0.15)	(0.44)
October 1, 2005 to September 30, 2006	$8.67	0.16		1.17	(0.08)	(0.18)

Investor Class
October 1, 2010 to March 31, 2011 (Unaudited)	$7.46	0.03		1.04	(0.08)	0.00
October 1, 2009 to September 30, 2010	$7.04	0.06		0.44	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.68	0.09	[4]	(0.59)	(0.14)	(0.00)[5]
October 1, 2007 to September 30, 2008[6]	$10.19	0.11	[4]	(2.13)	(0.09)	(0.40)
October 1, 2006 to September 30, 2007[6]	$9.67	0.10	[4]	0.97	(0.11)	(0.44)
October 1, 2005 to September 30, 2006[6]	$8.62	0.11		1.16	(0.04)	(0.18)

1.	Includes net expenses allocated from Master Portfolio(s) in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding.

5.	Amount represents less than $0.005 per share.

6.	On June 20, 2008, Class D and Class Z were renamed to Investor Class.

7.	Commencement of class operations.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Equity Gateway Funds 43

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[1]	Expenses[1]	Return[2]	Rate[3]	(000’s omitted)

$8.44	0.81%	1.32%	1.15%	14.21%	12%	$27,003
$7.48	0.96%	1.32%	1.15%	7.14%	13%	$31,038
$7.06	1.66%	1.30%	1.15%	(6.05)%	28%	$33,784
$7.69	1.20%	1.32%	1.19%	(20.51)%	21%	$40,157
$10.19	0.94%	1.30%	1.20%	11.20%	24%	$72,865
$9.67	1.25%	1.30%	1.20%	15.02%	29%	$57,288

$8.44	0.08%	2.07%	1.90%	13.91%	12%	$6,793
$7.44	0.20%	2.07%	1.90%	6.36%	13%	$6,951
$7.02	0.91%	2.04%	1.90%	(6.73)%	28%	$8,773
$7.61	0.43%	2.07%	1.94%	(21.19)%	21%	$13,461
$10.08	0.18%	2.05%	1.95%	10.33%	24%	$25,029
$9.58	0.48%	2.05%	1.95%	14.20%	29%	$26,082

$8.42	0.09%	2.08%	1.90%	13.90%	12%	$7,001
$7.43	0.21%	2.07%	1.90%	6.29%	13%	$6,607
$7.02	0.90%	2.04%	1.90%	(6.62)%	28%	$6,852
$7.60	0.44%	2.06%	1.94%	(21.21)%	21%	$9,424
$10.08	0.19%	2.05%	1.95%	10.34%	24%	$16,926
$9.58	0.49%	2.05%	1.95%	14.20%	29%	$15,120

$8.44	1.03%	1.17%	0.95%	14.36%	12%	$119,981
$7.47	1.13%	1.13%	0.95%	7.33%	13%	$114,664
$7.06	1.89%	1.11%	0.95%	(5.83)%	28%	$222,489
$7.70	1.43%	1.13%	0.95%	(20.42)%	21%	$260,883
$10.22	1.23%	1.12%	0.95%	11.52%	24%	$590,511
$9.69	1.48%	1.12%	0.95%	15.24%	29%	$241,435

$8.47	1.28%	0.89%	0.70%	14.64%	12%	$100,182
$7.51	1.48%	0.88%	0.70%	7.51%	13%	$95,466
$7.09	2.11%	0.85%	0.70%	(5.62)%	28%	$26,582
$7.75	1.68%	0.87%	0.70%	(20.10)%	21%	$27,494
$10.27	1.45%	0.85%	0.70%	11.69%	24%	$57,189
$9.74	1.74%	0.85%	0.70%	15.63%	29%	$70,113

$8.45	0.78%	1.40%	1.20%	14.38%	12%	$87,597
$7.46	0.87%	1.41%	1.20%	7.15%	13%	$85,256
$7.04	1.62%	1.40%	1.20%	(6.06)%	28%	$199,654
$7.68	1.20%	1.35%	1.20%	(20.59)%	21%	$153,917
$10.19	0.95%	1.30%	1.20%	11.20%	24%	$222,142
$9.67	1.22%	1.30%	1.20%	15.01%	29%	$163,397

44 Wells Fargo Equity Gateway Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income (Loss)	on Investments	Income	Realized Gains

Diversified Equity Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$24.89	0.07	4.39	(0.15)	0.00
October 1, 2009 to September 30, 2010	$23.41	0.18	1.66	(0.36)	0.00
October 1, 2008 to September 30, 2009	$27.70	0.23 [4]	(2.30)	(0.26)	(1.96)
October 1, 2007 to September 30, 2008	$42.92	0.27 [4]	(9.47)	(0.25)	(5.77)
October 1, 2006 to September 30, 2007	$40.36	0.23 [4]	6.33	(0.21)	(3.79)
October 1, 2005 to September 30, 2006	$41.90	0.22 [4]	3.32	(0.12)	(4.96)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$23.35	(0.06)[4]	4.14	0.00	0.00
October 1, 2009 to September 30, 2010	$21.96	(0.01)[4]	1.57	(0.17)	0.00
October 1, 2008 to September 30, 2009	$26.00	0.08 [4]	(2.16)	0.00	(1.96)
October 1, 2007 to September 30, 2008	$40.68	0.01 [4]	(8.92)	0.00	(5.77)
October 1, 2006 to September 30, 2007	$38.53	(0.08)[4]	6.02	0.00	(3.79)
October 1, 2005 to September 30, 2006	$40.38	(0.07)[4]	3.18	0.00	(4.96)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$23.81	(0.05)[4]	4.22	0.00	0.00
October 1, 2009 to September 30, 2010	$22.43	(0.01)[4]	1.60	(0.21)	0.00
October 1, 2008 to September 30, 2009	$26.53	0.08 [4]	(2.20)	(0.02)	(1.96)
October 1, 2007 to September 30, 2008	$41.38	0.02 [4]	(9.10)	0.00	(5.77)
October 1, 2006 to September 30, 2007	$39.13	(0.07)[4]	6.11	0.00	(3.79)
October 1, 2005 to September 30, 2006	$40.94	(0.07)[4]	3.22	0.00	(4.96)

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$24.98	0.08 [4]	4.43	(0.23)	0.00
October 1, 2009 to September 30, 2010	$23.47	0.20 [4]	1.70	(0.39)	0.00
October 1, 2008 to September 30, 2009	$27.79	0.28 [4]	(2.32)	(0.32)	(1.96)
October 1, 2007 to September 30, 2008	$43.03	0.36 [4]	(9.49)	(0.34)	(5.77)
October 1, 2006 to September 30, 2007	$40.46	0.33 [4]	6.33	(0.30)	(3.79)
October 1, 2005 to September 30, 2006	$41.98	0.32 [4]	3.33	(0.21)	(4.96)

Diversified Small Cap Fund

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$10.87	0.01	2.88	(0.01)	0.00
October 1, 2009 to September 30, 2010	$9.67	0.10	1.20	(0.10)	0.00
October 1, 2008 to September 30, 2009	$10.40	0.03 [4]	(0.76)	(0.00)[5]	0.00
October 1, 2007 to September 30, 2008	$14.89	0.01	(2.85)	0.00	(1.62)
October 1, 2006 to September 30, 2007	$14.66	(0.03)	1.96	0.00	(1.70)
October 1, 2005 to September 30, 2006	$14.97	(0.02)	1.01	0.00	(1.30)

Emerging Growth Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$9.50	(0.08)[4]	3.47	0.00	0.00
October 1, 2009 to September 30, 2010	$7.93	(0.12)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.51	(0.07)[4]	(0.51)	0.00	0.00
March 31, 20087 to September 30, 2008	$9.43	(0.05)	(0.87)	0.00	0.00

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$9.32	(0.11)[4]	3.39	0.00	0.00
October 1, 2009 to September 30, 2010	$7.85	(0.16)[4]	1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$8.48	(0.12)[4]	(0.51)	0.00	0.00
March 31, 20087 to September 30, 2008	$9.43	(0.09)	(0.86)	0.00	0.00

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$9.56	(0.07)	3.48	0.00	0.00
October 1, 2009 to September 30, 2010	$8.08	(0.01)	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.05)[4]	(0.40)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.40	(0.07)	(3.70)	0.00	(0.06)
January 31, 20077 to September 30, 2007	$10.00	(0.06)	2.46	0.00	0.00
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Equity Gateway Funds 45

Distributions	Ending
from Tax Basis	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return of	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Capital	Share	Income (Loss)	Expenses[1]	Expenses[1]	Return[2]	Rate[3]	(000’s omitted)

0.00	$29.20	0.42%	1.41%	1.25%	17.98%	41%	$94,046
0.00	$24.89	0.71%	1.48%	1.25%	7.90%	44%	$85,735
0.00	$23.41	1.16%	1.43%	1.25%	(5.33)%	48%	$85,504
0.00	$27.70	0.81%	1.42%	1.25%	(24.44)%	37%	$90,444
0.00	$42.92	0.57%	1.43%	1.25%	17.16%	36%	$131,810
0.00	$40.36	0.57%	1.42%	1.25%	9.02%	35%	$119,122

0.00	$27.43	(0.34)%	2.16%	2.00%	17.47%	41%	$6,446
0.00	$23.35	(0.04)%	2.23%	2.00%	7.15%	44%	$7,825
0.00	$21.96	0.43%	2.18%	1.99%	(6.03)%	48%	$10,839
0.00	$26.00	0.03%	2.17%	2.00%	(25.01)%	37%	$19,054
0.00	$40.68	(0.19)%	2.18%	2.00%	16.24%	36%	$41,273
0.00	$38.53	(0.19)%	2.17%	2.00%	8.21%	35%	$51,171

0.00	$27.98	(0.33)%	2.16%	2.00%	17.51%	41%	$3,369
0.00	$23.81	(0.05)%	2.23%	2.00%	7.10%	44%	$3,280
0.00	$22.43	0.41%	2.17%	2.00%	(6.02)%	48%	$2,958
0.00	$26.53	0.05%	2.15%	2.00%	(25.00)%	37%	$3,491
0.00	$41.38	(0.18)%	2.18%	2.00%	16.25%	36%	$6,504
0.00	$39.13	(0.19)%	2.17%	2.00%	8.20%	35%	$6,451

0.00	$29.26	0.67%	1.25%	1.00%	18.12%	41%	$382,595
0.00	$24.98	0.83%	1.29%	1.00%	8.18%	44%	$359,109
0.00	$23.47	1.41%	1.25%	1.00%	(5.09)%	48%	$596,298
0.00	$27.79	1.05%	1.24%	1.00%	(24.24)%	37%	$678,818
0.00	$43.03	0.81%	1.25%	1.00%	17.41%	36%	$1,084,181
0.00	$40.46	0.82%	1.24%	1.00%	9.30%	35%	$1,145,044

0.00	$13.75	0.20%	1.43%	1.00%	26.57%	49%	$145,537
0.00	$10.87	(0.01)%	1.43%	1.00%	13.58%	58%	$119,100
0.00	$9.67	0.36%	1.32%	1.00%	(7.00)%	61%	$515,569
(0.03)	$10.40	0.06%	1.30%	1.14%	(20.61)%	56%	$569,169
0.00	$14.89	(0.21)%	1.36%	1.20%	13.75%	67%	$757,352
0.00	$14.66	(0.14)%	1.31%	1.20%	6.93%	63%	$679,774

0.00	$12.89	(1.34)%	3.69%	1.45%	35.68%	53%	$1,842
0.00	$9.50	(1.17)%	4.65%	1.46%	19.80%	97%	$142
0.00	$7.93	(1.09)%	8.23%	1.45%	(6.82)%	147%	$44
0.00	$8.51	(1.05)%	4.16%	1.45%	(9.76)%	191%	$14

0.00	$12.60	(2.05)%	4.29%	2.20%	35.05%	53%	$192
0.00	$9.32	(1.93)%	5.40%	2.22%	18.85%	97%	$58
0.00	$7.85	(1.84)%	7.93%	2.20%	(7.43)%	147%	$8
0.00	$8.48	(1.82)%	4.85%	2.20%	(10.07)%	191%	$9

0.00	$12.97	(1.09)%	3.14%	1.20%	35.77%	53%	$72
0.00	$9.56	(0.78)%	4.54%	1.20%	19.95%	97%	$51
0.00	$8.08	(0.79)%	6.89%	1.20%	(5.28)%	147%	$17
(0.04)	$8.53	(0.76)%	3.87%	1.20%	(30.63)%	191%	$59
0.00	$12.40	(0.80)%	10.20%	1.20%	24.00%	125%	$18

46 Wells Fargo Equity Gateway Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income (Loss)		on Investments	Income	Realized Gains

Emerging Growth Fund (continued)

Institutional Class
October 1, 2010 to March 31, 2011 (Unaudited)	$9.62	(0.05)		3.51	0.00	0.00
October 1, 2009 to September 30, 2010	$8.00	(0.07)		1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.04)[4]		(0.49)	0.00	0.00
March 31, 20087 to September 30, 2008	$9.43	(0.03)		(0.87)	0.00	0.00

Investor Class
October 1, 2010 to March 31, 2011 (Unaudited)	$9.47	(0.08)[4]		3.45	0.00	0.00
October 1, 2009 to September 30, 2010	$7.91	(0.09)		1.65	0.00	0.00
October 1, 2008 to September 30, 2009	$8.49	(0.07)[4]		(0.51)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.38	(0.13)		(3.66)	0.00	(0.06)
January 31, 20077 to September 30, 2007	$10.00	(0.05)		2.43	0.00	0.00

Equity Value Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$11.62	0.01		2.29	(0.04)	0.00
October 1, 2009 to September 30, 2010	$10.76	0.04		0.92	(0.10)	0.00
October 1, 2008 to September 30, 2009	$11.79	0.12	[4]	(1.03)	(0.12)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.53	0.17	[4]	(4.62)	(0.12)	(1.17)
October 1, 2006 to September 30, 2007	$15.12	0.12	[4]	2.77	(0.10)	(0.38)
October 1, 2005 to September 30, 2006	$13.82	0.09		1.32	(0.08)	(0.03)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$11.56	(0.04)[4]		2.27	0.00	0.00
October 1, 2009 to September 30, 2010	$10.67	(0.05)[4]		0.94	0.00	0.00
October 1, 2008 to September 30, 2009	$11.63	0.06	[4]	(1.02)	0.00	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.31	0.06	[4]	(4.57)	0.00	(1.17)
October 1, 2006 to September 30, 2007	$14.95	0.00	[4]	2.74	0.00	(0.38)
October 1, 2005 to September 30, 2006	$13.69	0.00		1.29	0.00	(0.03)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$11.47	(0.04)[4]		2.25	0.00	0.00
October 1, 2009 to September 30, 2010	$10.63	(0.04)		0.90	(0.02)	0.00
October 1, 2008 to September 30, 2009	$11.61	0.06	[4]	(1.02)	(0.02)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.29	0.05	[4]	(4.56)	0.00	(1.17)
October 1, 2006 to September 30, 2007	$14.95	0.00	[4]	2.74	(0.02)	(0.38)
October 1, 2005 to September 30, 2006	$13.69	(0.01)		1.30	0.00	(0.03)

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$11.84	0.03	[4]	2.32	(0.07)	0.00
October 1, 2009 to September 30, 2010	$10.94	0.06	[4]	0.96	(0.12)	0.00
October 1, 2008 to September 30, 2009	$12.01	0.15	[4]	(1.06)	(0.16)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.82	0.20	[4]	(4.70)	(0.14)	(1.17)
October 1, 2006 to September 30, 2007	$15.36	0.16	[4]	2.82	(0.14)	(0.38)
October 1, 2005 to September 30, 2006	$13.96	0.14		1.33	(0.04)	(0.03)

Institutional Class
October 1, 2010 to March 31, 2011 (Unaudited)	$11.84	0.04		2.33	(0.10)	0.00
October 1, 2009 to September 30, 2010	$10.95	0.09		0.95	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.03	0.17	[4]	(1.06)	(0.19)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.84	0.24	[4]	(4.70)	(0.18)	(1.17)
October 1, 2006 to September 30, 2007	$15.36	0.19	[4]	2.82	(0.15)	(0.38)
August 31, 20067 to September 30, 2006	$15.17	0.01		0.18	0.00	0.00

International Value Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$12.58	0.06	[4]	1.23	(0.23)	0.00
October 1, 2009 to September 30, 2010	$12.67	0.23	[4]	(0.17)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.66	0.23	[4]	0.22	(0.44)	0.00
October 1, 2007 to September 30, 2008	$20.21	0.51	[4]	(7.24)	(0.36)	(0.46)
October 1, 2006 to September 30, 2007	$16.75	0.48	[4]	3.07	(0.08)	(0.01)
October 1, 2005 to September 30, 2006	$14.13	0.35	[4]	2.32	0.00	(0.05)
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Equity Gateway Funds 47

Distributions	Ending
from Tax Basis	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return of	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Capital	Share	Income (Loss)	Expenses[1]	Expenses[1]	Return[2]	Rate[3]	(000’s omitted)

0.00	$13.08	(0.81)%	3.10%	0.95%	35.97%	53%	$14
0.00	$9.62	(0.67)%	4.32%	0.95%	20.40%	97%	$10
0.00	$8.00	(0.58)%	6.74%	0.95%	(6.33)%	147%	$8
0.00	$8.53	(0.56)%	3.64%	0.95%	(9.54)%	191%	$9

0.00	$12.84	(1.34)%	3.58%	1.49%	35.59%	53%	$8,539
0.00	$9.47	(1.22)%	4.85%	1.50%	19.72%	97%	$3,705
0.00	$7.91	(1.11)%	7.23%	1.49%	(6.83)%	147%	$2,862
(0.04)	$8.49	(1.05)%	3.92%	1.49%	(30.84)%	191%	$3,665
0.00	$12.38	(1.12)%	5.86%	1.49%	23.80%	125%	$3,242

0.00	$13.88	0.10%	1.30%	1.25%	19.79%	75%	$5,189
0.00	$11.62	0.32%	1.31%	1.25%	9.07%	122%	$4,428
0.00	$10.76	1.28%	1.37%	1.25%	(7.48)%	142%	$4,408
0.00	$11.79	1.14%	1.36%	1.25%	(27.24)%	152%	$4,868
0.00	$17.53	0.73%	1.35%	1.25%	19.50%	108%	$5,714
0.00	$15.12	0.71%	1.52%	1.25%	10.23%	107%	$4,537

0.00	$13.79	(0.66)%	2.05%	2.00%	19.29%	75%	$428
0.00	$11.56	(0.44)%	2.08%	2.00%	8.34%	122%	$506
0.00	$10.67	0.66%	2.13%	2.00%	(8.25)%	142%	$724
0.00	$11.63	0.39%	2.11%	2.00%	(27.77)%	152%	$1,502
0.00	$17.31	(0.01)%	2.10%	2.00%	18.61%	108%	$3,077
0.00	$14.95	(0.04)%	2.27%	2.00%	9.43%	107%	$2,682

0.00	$13.68	(0.67)%	2.05%	2.00%	19.27%	75%	$944
0.00	$11.47	(0.45)%	2.08%	2.00%	8.09%	122%	$606
0.00	$10.63	0.63%	2.13%	2.00%	(8.18)%	142%	$647
0.00	$11.61	0.38%	2.10%	2.00%	(27.80)%	152%	$997
0.00	$17.29	(0.01)%	2.10%	2.00%	18.60%	108%	$974
0.00	$14.95	(0.03)%	2.27%	2.00%	9.43%	107%	$417

0.00	$14.12	0.35%	1.14%	1.00%	19.86%	75%	$127,228
0.00	$11.84	0.56%	1.14%	1.00%	9.40%	122%	$121,656
0.00	$10.94	1.58%	1.19%	1.00%	(7.24)%	142%	$156,382
0.00	$12.01	1.37%	1.16%	1.00%	(27.05)%	152%	$183,379
0.00	$17.82	0.98%	1.17%	1.00%	19.80%	108%	$85,370
0.00	$15.36	0.96%	1.34%	1.00%	10.60%	107%	$71,801

0.00	$14.11	0.60%	0.87%	0.75%	20.08%	75%	$93,764
0.00	$11.84	0.82%	0.88%	0.75%	9.65%	122%	$73,445
0.00	$10.95	1.82%	0.93%	0.75%	(7.13)%	142%	$60,014
0.00	$12.03	1.63%	0.91%	0.75%	(26.84)%	152%	$64,824
0.00	$17.84	1.13%	0.90%	0.75%	20.01%	108%	$62,639
0.00	$15.36	0.82%	0.97%	0.65%	1.25%	107%	$10

0.00	$13.64	0.90%	1.58%	1.48%	10.39%	16%	$6,308
0.00	$12.58	1.92%	1.69%	1.46%	0.52%	27%	$6,792
0.00	$12.67	2.28%	1.68%	1.50%	4.82%	41%	$8,769
0.00	$12.66	3.04%	1.74%	1.50%	(34.48)%	23%	$16,903
0.00	$20.21	2.45%	1.64%	1.50%	21.20%	19%	$25,445
0.00	$16.75	2.26%	6.14%	1.41%	18.93%	31%	$1,900

48 Wells Fargo Equity Gateway Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income (Loss)	on Investments	Income	Realized Gains

International Value Fund (continued)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$12.42	0.00 [4]	1.23	(0.08)	0.00
October 1, 2009 to September 30, 2010	$12.57	0.12 [4]	(0.14)	(0.13)	0.00
October 1, 2008 to September 30, 2009	$12.42	0.14 [4]	0.25	(0.24)	0.00
October 1, 2007 to September 30, 2008	$19.82	0.38 [4]	(7.11)	(0.21)	(0.46)
October 1, 2006 to September 30, 2007	$16.55	0.27 [4]	3.09	(0.08)	(0.01)
October 1, 2005 to September 30, 2006	$14.09	0.24 [4]	2.27	0.00	(0.05)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$12.33	0.03	1.19	(0.13)	0.00
October 1, 2009 to September 30, 2010	$12.51	0.15	(0.18)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.44	0.15 [4]	0.23	(0.31)	0.00
October 1, 2007 to September 30, 2008	$19.90	0.38 [4]	(7.13)	(0.25)	(0.46)
October 1, 2006 to September 30, 2007	$16.54	0.30 [4]	3.07	0.00	(0.01)
October 1, 2005 to September 30, 2006	$14.09	0.21 [4]	2.29	0.00	(0.05)

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$12.52	0.07	1.24	(0.27)	0.00
October 1, 2009 to September 30, 2010	$12.68	0.25	(0.15)	(0.26)	0.00
October 1, 2008 to September 30, 2009	$12.69	0.25 [4]	0.20	(0.46)	0.00
October 1, 2007 to September 30, 2008	$20.23	0.58 [4]	(7.27)	(0.39)	(0.46)
October 1, 2006 to September 30, 2007	$16.65	0.44 [4]	3.15	0.00	(0.01)
October 1, 2005 to September 30, 2006	$14.15	0.32 [4]	2.34	(0.11)	(0.05)

Institutional Class
October 1, 2010 to March 31, 2011 (Unaudited)	$12.58	0.10	1.22	(0.32)	0.00
October 1, 2009 to September 30, 2010	$12.71	0.32	(0.20)	(0.25)	0.00
October 1, 2008 to September 30, 2009	$12.72	0.28 [4]	0.20	(0.49)	0.00
October 1, 2007 to September 30, 2008	$20.28	0.62 [4]	(7.31)	(0.41)	(0.46)
October 1, 2006 to September 30, 2007	$16.67	0.46 [4]	3.16	0.00	(0.01)
August 31, 20067 to September 30, 2006	$16.52	0.01 [4]	0.14	0.00	0.00

Small Company Growth Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$21.23	(0.11)	7.68	0.00	0.00
October 1, 2009 to September 30, 2010	$18.56	(0.21)[4]	2.88	0.00	0.00
October 1, 2008 to September 30, 2009	$18.38	(0.17)[4]	0.35	0.00	0.00
October 1, 2007 to September 30, 2008	$30.20	(0.24)[4]	(7.24)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.50	(0.29)[4]	5.04	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.87	(0.28)[4]	2.22	0.00	(2.31)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$19.97	(0.21)[4]	7.23	0.00	0.00
October 1, 2009 to September 30, 2010	$17.58	(0.34)[4]	2.73	0.00	0.00
October 1, 2008 to September 30, 2009	$17.55	(0.25)[4]	0.28	0.00	0.00
October 1, 2007 to September 30, 2008	$29.24	(0.40)[4]	(6.95)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$29.87	(0.50)[4]	4.92	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.51	(0.48)[4]	2.15	0.00	(2.31)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$20.19	(0.21)[4]	7.32	0.00	0.00
October 1, 2009 to September 30, 2010	$17.77	(0.34)[4]	2.76	0.00	0.00
October 1, 2008 to September 30, 2009	$17.73	(0.26)[4]	0.30	0.00	0.00
October 1, 2007 to September 30, 2008	$29.49	(0.39)[4]	(7.03)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.08	(0.50)[4]	4.96	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.69	(0.48)[4]	2.18	0.00	(2.31)

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$21.70	(0.10)[4]	7.87	0.00	0.00
October 1, 2009 to September 30, 2010	$18.90	(0.16)[4]	2.96	0.00	0.00
October 1, 2008 to September 30, 2009	$18.68	(0.12)[4]	0.34	0.00	0.00
October 1, 2007 to September 30, 2008	$30.54	(0.19)[4]	(7.33)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.73	(0.22)[4]	5.08	0.00	(5.05)
October 1, 2005 to September 30, 2006	$31.01	(0.18)[4]	2.21	0.00	(2.31)
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Equity Gateway Funds 49

Distributions	Ending
from Tax Basis	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return of	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Capital	Share	Income (Loss)	Expenses[1]	Expenses[1]	Return[2]	Rate[3]	(000’s omitted)

0.00	$13.57	0.02%	2.35%	2.23%	9.97%	16%	$220
0.00	$12.42	0.99%	2.44%	2.21%	(0.16)%	27%	$339
0.00	$12.57	1.39%	2.44%	2.25%	3.82%	41%	$581
0.00	$12.42	2.24%	2.49%	2.25%	(34.97)%	23%	$951
0.00	$19.82	1.43%	2.40%	2.25%	20.32%	19%	$2,512
0.00	$16.55	1.52%	6.84%	2.19%	17.85%	31%	$1,110

0.00	$13.42	0.19%	2.33%	2.23%	9.97%	16%	$650
0.00	$12.33	1.11%	2.45%	2.21%	(0.21)%	27%	$665
0.00	$12.51	1.56%	2.43%	2.25%	3.90%	41%	$791
0.00	$12.44	2.29%	2.46%	2.25%	(34.99)%	23%	$799
0.00	$19.90	1.54%	2.40%	2.25%	20.36%	19%	$1,305
0.00	$16.54	1.38%	6.29%	2.14%	17.78%	31%	$312

0.00	$13.56	1.21%	1.42%	1.25%	10.55%	16%	$300,939
0.00	$12.52	2.26%	1.53%	1.21%	0.80%	27%	$259,768
0.00	$12.68	2.50%	1.50%	1.25%	4.89%	41%	$231,537
0.00	$12.69	3.50%	1.56%	1.25%	(34.30)%	23%	$206,603
0.00	$20.23	2.29%	1.47%	1.25%	21.55%	19%	$263,305
0.00	$16.65	1.94%	1.61%	1.24%	18.98%	31%	$138,269

0.00	$13.58	1.42%	1.15%	1.04%	10.66%	16%	$1,727
0.00	$12.58	2.51%	1.08%	1.01%	1.01%	27%	$1,518
0.00	$12.71	2.79%	1.23%	1.05%	5.15%	41%	$1,766
0.00	$12.72	3.83%	1.29%	1.05%	(34.22)%	23%	$786
0.00	$20.28	2.40%	1.20%	1.05%	21.70%	19%	$12
0.00	$16.67	1.08%	1.24%	0.94%	0.91%	31%	$10

0.00	$28.80	(1.01)%	1.45%	1.44%	35.72%	53%	$6,571
0.00	$21.23	(1.05)%	1.50%	1.45%	14.39%	129%	$4,042
0.00	$18.56	(1.13)%	1.54%	1.44%	0.92%	169%	$2,408
(0.17)	$18.38	(1.09)%	1.53%	1.45%	(27.91)%	150%	$2,109
0.00	$30.20	(1.00)%	1.52%	1.45%	17.07%	138%	$3,270
0.00	$30.50	(0.89)%	1.52%	1.45%	6.52%	125%	$3,208

0.00	$26.99	(1.74)%	2.19%	2.19%	35.22%	53%	$383
0.00	$19.97	(1.83)%	2.24%	2.20%	13.54%	129%	$251
0.00	$17.58	(1.85)%	2.29%	2.19%	0.17%	169%	$312
(0.17)	$17.55	(1.85)%	2.28%	2.20%	(28.45)%	150%	$344
0.00	$29.24	(1.76)%	2.27%	2.20%	16.22%	138%	$750
0.00	$29.87	(1.58)%	2.27%	2.20%	5.66%	125%	$899

0.00	$27.30	(1.76)%	2.20%	2.19%	35.22%	53%	$1,557
0.00	$20.19	(1.81)%	2.24%	2.20%	13.62%	129%	$820
0.00	$17.77	(1.87)%	2.29%	2.19%	0.23%	169%	$605
(0.17)	$17.73	(1.85)%	2.23%	2.20%	(28.44)%	150%	$231
0.00	$29.49	(1.74)%	2.27%	2.20%	16.24%	138%	$324
0.00	$30.08	(1.58)%	2.27%	2.20%	5.73%	125%	$213

0.00	$29.47	(0.75)%	1.28%	1.20%	35.87%	53%	$170,724
0.00	$21.70	(0.82)%	1.32%	1.20%	14.76%	129%	$237,761
0.00	$18.90	(0.85)%	1.35%	1.19%	1.18%	169%	$229,380
(0.17)	$18.68	(0.84)%	1.34%	1.20%	(27.70)%	150%	$242,802
0.00	$30.54	(0.75)%	1.34%	1.20%	17.34%	138%	$487,994
0.00	$30.73	(0.58)%	1.33%	1.20%	6.80%	125%	$518,506

50 Wells Fargo Equity Gateway Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income (Loss)	on Investments	Income	Realized Gains

Small Company Growth Fund (continued)

Institutional Class
October 1, 2010 to March 31, 2011 (Unaudited)	$21.81	(0.08)[4]	7.94	0.00	0.00
October 1, 2009 to September 30, 2010	$18.94	(0.05)[4]	2.92	0.00	0.00
October 1, 2008 to September 30, 2009	$18.70	(0.08)[4]	0.32	0.00	0.00
March 31, 20087 to September 30, 2008	$20.18	(0.05)[4]	(1.43)	0.00	0.00

Small Company Value Fund

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$11.38	0.10	2.83	0.00	0.00
October 1, 2009 to September 30, 2010	$9.84	(0.02)	1.56	0.00	0.00
October 1, 2008 to September 30, 2009	$10.55	0.04 [4]	(0.71)	(0.04)	0.00
October 1, 2007 to September 30, 2008	$15.35	0.05 [4]	(3.36)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$15.55	0.00 [4]	0.96	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.95	0.01 [4]	0.92	(0.01)	(1.32)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$10.59	0.05 [4]	2.62	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.10)[4]	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.01)[4]	(0.68)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[4]	(3.17)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$14.94	(0.12)[4]	0.93	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.48	(0.11)[4]	0.89	0.00	(1.32)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$10.59	0.04	2.63	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.09)[4]	1.48	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.02)[4]	(0.67)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[4]	(3.17)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$14.94	(0.12)[4]	0.93	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.48	(0.11)[4]	0.89	0.00	(1.32)

Administrator Class
October 1, 2010 to March 31, 2011 (Unaudited)	$11.55	0.12 [4]	2.87	0.00	0.00
October 1, 2009 to September 30, 2010	$9.94	(0.02)	1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$10.69	0.06 [4]	(0.74)	(0.07)	0.00
October 1, 2007 to September 30, 2008	$15.54	0.08 [4]	(3.39)	(0.05)	(1.49)
October 1, 2006 to September 30, 2007	$15.69	0.04 [4]	0.98	(0.01)	(1.16)
October 1, 2005 to September 30, 2006	$16.08	0.04 [4]	0.92	(0.03)	(1.32)

Institutional Class
October 1, 2010 to March 31, 2011 (Unaudited)	$11.55	0.13 [4]	2.88	0.00	0.00
July 30, 20107 to September 30, 2010	$11.26	0.02	0.27	0.00	0.00
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Equity Gateway Funds 51

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income (Loss)	Expenses[1]	Expenses[1]	Return[2]	Rate[3]	(000’s omitted)

$29.67	(0.54)%	1.01%	0.95%	36.10%	53%	$117,740
$21.81	(0.25)%	1.05%	0.95%	14.98%	129%	$1,175
$18.94	(0.57)%	1.09%	0.95%	1.39%	169%	$9
$18.70	(0.59)%	1.08%	0.95%	(7.33)%	150%	$54,827

$14.31	1.52%	1.53%	1.43%	25.75%	38%	$28,055
$11.38	(0.21)%	1.65%	1.45%	15.53%	60%	$22,492
$9.84	0.55%	1.55%	1.45%	(6.14)%	99%	$20,202
$10.55	0.42%	1.52%	1.45%	(22.58)%	82%	$34,964
$15.35	(0.02)%	1.55%	1.45%	5.95%	69%	$66,379
$15.55	0.04%	1.44%	1.41%	6.06%	114%	$81,432

$13.26	0.83%	2.29%	2.18%	25.21%	38%	$1,653
$10.59	(0.99)%	2.40%	2.20%	14.98%	60%	$2,079
$9.20	(0.20)%	2.30%	2.20%	(6.88)%	99%	$2,792
$9.89	(0.33)%	2.31%	2.20%	(23.16)%	82%	$5,086
$14.59	(0.77)%	2.30%	2.20%	5.15%	69%	$10,413
$14.94	(0.71)%	2.18%	2.15%	5.24%	114%	$13,463

$13.26	0.75%	2.28%	2.18%	25.21%	38%	$2,191
$10.59	(0.94)%	2.40%	2.20%	14.98%	60%	$1,763
$9.20	(0.26)%	2.30%	2.20%	(6.88)%	99%	$1,437
$9.89	(0.33)%	2.30%	2.20%	(23.15)%	82%	$1,728
$14.59	(0.77)%	2.30%	2.20%	5.15%	69%	$3,754
$14.94	(0.71)%	2.18%	2.15%	5.24%	114%	$4,711

$14.54	1.83%	1.37%	1.20%	25.89%	38%	$68,778
$11.55	(0.05)%	1.47%	1.20%	16.20%	60%	$60,081
$9.94	0.85%	1.37%	1.20%	(6.06)%	99%	$124,072
$10.69	0.71%	1.38%	1.20%	(22.33)%	82%	$252,275
$15.54	0.26%	1.37%	1.20%	6.28%	69%	$327,372
$15.69	0.26%	1.27%	1.19%	6.26%	114%	$272,787

$14.56	1.93%	1.06%	0.98%	26.06%	38%	$16
$11.55	1.02%	1.15%	1.00%	2.58%	60%	$10

52 Wells Fargo Equity Gateway Funds	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), Wells Fargo Advantage Diversified Equity Fund (“Diversified Equity Fund”), Wells Fargo Advantage Diversified Small Cap Fund (“Diversified Small Cap Fund”), Wells Fargo Advantage Emerging Growth Fund (“Emerging Growth Fund”), Wells Fargo Advantage Equity Value Fund (“Equity Value Fund”), Wells Fargo Advantage International Value Fund (“International Value Fund”), Wells Fargo Advantage Small Company Growth Fund (“Small Company Growth Fund”) and Wells Fargo Advantage Small Company Value Fund (“Small Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of selected Master Portfolios for the six months ended March 31, 2011 are included this report and should be read in conjunction with each Fund’s financial statements. As of March 31, 2011, the Funds own the following percentages of the Master Portfolio(s):

	C&B Large	Diversified	Diversified	Emerging	Equity	International	Small	Small
	Cap Value	Equity	Small Cap	Growth	Value	Value	Company	Company
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Value Fund
Wells Fargo Advantage
C&B Large Cap Value Portfolio	84%	10%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
Disciplined Value Portfolio	NA	61%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
Diversified Large Cap Growth Portfolio	NA	61%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
Emerging Growth Portfolio	NA	18%	55%	15%	NA	NA	NA	NA

Wells Fargo Advantage
Equity Value Portfolio	NA	10%	NA	NA	54%	NA	NA	NA

Wells Fargo Advantage
Index Portfolio	NA	5%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
International Equity Portfolio	NA	61%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
International Growth Portfolio	NA	14%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
International Index Portfolio	NA	60%	NA	NA	NA	NA	NA	NA

Wells Fargo Advantage
International Value Portfolio	NA	5%	NA	NA	NA	91%	NA	NA

Wells Fargo Advantage
Small Cap Value Portfolio	NA	22%	64%	NA	NA	NA	NA	NA

Wells Fargo Advantage
Small Company Growth Portfolio	NA	3%	10%	NA	NA	NA	84%	NA

Wells Fargo Advantage
Small Company Value Portfolio	NA	5%	15%	NA	NA	NA	NA	43%

Notes to Financial Statements (Unaudited)	Wells Fargo Equity Gateway Funds 53
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis in the Funds and in each Master Portfolio. Realized gains or losses in the Funds and in each Master Portfolio are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Funds and in each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities

54 Wells Fargo Equity Gateway Funds	Notes to Financial Statements (Unaudited)
At September 30, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2017	2018
C&B Large Cap Value Fund	$34,537,147	$53,520,270
Diversified Equity Fund	14,512,759	29,051,475
Diversified Small Cap Fund	43,561,868	82,211,371
Emerging Growth Fund	1,791,248	303,910
Equity Value Fund	47,811,418	30,379,874
International Value Fund	8,318,503	39,532,291
Small Company Growth Fund	89,085,896	21,804,704
Small Company Value Fund	51,843,878	80,412,918
At September 30, 2010, current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year were:

Deferred Post-October
Capital Loss
C&B Large Cap Value Fund	$7,178,836
Diversified Small Cap Fund	1,324,528
Equity Value Fund	4,070,186
International Value Fund	9,861,190
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited)	Wells Fargo Equity Gateway Funds 55
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2011, each Fund’s investments in the Master Portfolio(s) (except for Diversified Equity Fund and Diversified Small Cap Fund) carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Portfolio of Investments of each Master Portfolio.
As of March 31, 2011, the inputs used in valuing the assets of Diversified Equity Fund and Diversified Small Cap which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Diversified Equity Fund
Equity securities
Affiliated Master Portfolios	$0	$486,397,865	$0	$486,397,865
Short-term investments
Corporate bonds and notes	0	0	479,383	479,383

Total	$0	$486,397,865	$479,383	$486,877,248

Diversified Small Cap Fund
Equity securities
Affiliated Master Portfolios	$0	$145,218,290	$0	$145,218,290
Short-term investments
Corporate bonds and notes	0	0	917,961	917,961

Total	$0	$145,218,290	$917,961	$146,136,251

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Diversified	Diversified
	Equity	Small Cap
	Fund	Fund
Corporate bonds and notes
Balance as of September 30, 2010	$0	$0
Accrued discounts (premiums)	0	0
Realized gains (losses)	0	0
Change in unrealized gains (losses)	0	0
Purchases	0	0
Sales	0	0
Transfers into Level 3	0	0
Transfers out Level 3	0	0
Transfers in from affiliated Master Portfolio	479,383	917,961

Balance as of March 31, 2011	$479,383	$917,961

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$0	$0
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an advisory fee. For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an annual advisory fee of 0.25% of each Fund’s average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios.

56 Wells Fargo Equity Gateway Funds	Notes to Financial Statements (Unaudited)
Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an advisory fee for the direct management of those assets.
Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.
Administration and transfer agent fees
The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33
Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.
For the six months ended March 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
C&B Large Cap Value Fund	$1,442	$3,275	$121
Diversified Equity Fund	3,523	5,038	166
Emerging Growth Fund	582	N/A	0
Equity Value Fund	217	699	0
International Value Fund	451	116	3
Small Company Growth Fund	1,735	127	116
Small Company Value Fund	420	225	80
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements (Unaudited)	Wells Fargo Equity Gateway Funds 57
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2010, were as follows:

	Purchases at Cost*	Sales Proceeds*
C&B Large Cap Value Fund	$41,299,416	$72,846,702
Diversified Equity Fund	211,102,596	204,070,856
Diversified Small Cap Fund	79,744,136	71,134,490
Emerging Growth Fund	7,648,259	3,174,337
Equity Value Fund	162,676,754	198,678,297
International Value Fund	49,085,083	49,146,721
Small Company Growth Fund	141,324,327	177,029,408
Small Company Value Fund	43,596,393	29,177,166

*	Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.
6. ACQUISITION
After the close of business on July 16, 2010, Diversified Equity Fund acquired the net assets of Wells Fargo Advantage Growth Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Growth Equity Fund received Class A, Class B, Class C, Administrator Class and Administrator Class shares, respectively, of Diversified Equity Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Growth Equity Fund for 4,232,997 shares of Diversified Equity Fund valued at $97,176,430 at an exchange ratio of 0.43, 0.34, 0.37, 0.45, and 0.45 for Class A, Class B, Class C, Administrator Class and Administrator Class shares, respectively. The investment portfolio of Wells Fargo Advantage Growth Equity Fund with a fair value of $97,257,117, identified cost of $94,788,723 and unrealized appreciation of $2,468,394 at July 16, 2010 were the principal assets acquired by Diversified Equity Fund. The aggregate net assets of Wells Fargo Advantage Growth Equity Fund and Diversified Equity Fund immediately prior to the acquisition were $97,176,430 and $378,307,932, respectively. The aggregate net assets of Diversified Equity Fund immediately after the acquisition were $475,484,362. For financial reporting purposes, assets received and shares issued by Diversified Equity Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Growth Equity Fund was carried forward to align ongoing reporting Diversified Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed October 1, 2009, the beginning of the annual reporting period for Diversified Equity Fund, the pro forma results of operations for the year ended September 30, 2010 would have been:

Net investment income	$3,978,785
Net realized and unrealized gains or losses on investments	$35,855,587
Net increase in net assets resulting from operations	$39,834,372
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Growth Equity Fund that have been included in Diversified Equity Fund’s Statement of Operations since July 19, 2010.

58 Wells Fargo Equity Gateway Funds	Notes to Financial Statements (Unaudited)
7. BANK BORROWINGS
The Trust (excluding Diversified Equity Fund, the money market funds and certain funds in the Trust) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company. Diversified Equity Fund and certain other funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon. Under each credit agreement, the Funds are each permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under each credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement with State Street Bank and Trust Company, the applicable Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Under the Credit Agreement with Bank of New York Mellon, Diversified Equity Fund and certain other funds in the Trust pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.
For the six months ended March 31, 2011, there were no borrowings by the Funds under the agreements.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 59
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.62%

Consumer Discretionary: 18.06%

Hotels, Restaurants & Leisure: 4.99%
137,800	Carnival Corporation	$5,286,008
118,400	Darden Restaurants Incorporated	5,816,992
126,400	McDonald’s Corporation	9,617,776

		20,720,776

Household Durables: 2.55%
14,026	NVR Incorporated†«	10,603,656

Media: 3.58%
303,000	Omnicom Group Incorporated	14,865,180

Multiline Retail: 2.96%
231,500	Kohl’s Corporation†	12,278,760

Specialty Retail: 2.15%
310,620	Best Buy Company Incorporated«	8,921,006

Textiles, Apparel & Luxury Goods: 1.83%
77,135	VF Corporation«	7,600,112

Consumer Staples: 11.37%

Beverages: 3.84%
248,600	Coca-Cola Enterprises Incorporated	6,786,780
120,100	Diageo plc ADR«	9,154,022

		15,940,802

Household Products: 5.80%
138,300	Colgate-Palmolive Company	11,169,108
74,614	Henkel AG & Company KGaA ADR«	3,917,235
137,900	Kimberly-Clark Corporation	9,000,733

		24,087,076

Personal Products: 1.73%
265,900	Avon Products Incorporated«	7,189,936

Energy: 6.45%

Oil, Gas & Consumable Fuels: 6.45%
88,900	Chevron Corporation«	9,550,527
205,000	Exxon Mobil Corporation	17,246,650

		26,797,177

Financials: 16.98%

Capital Markets: 2.99%
276,400	State Street Corporation	12,421,416

Consumer Finance: 2.88%
265,000	American Express Company	11,978,000

Diversified Financial Services: 4.68%
608,400	Bank of America Corporation	8,109,972
245,300	JPMorgan Chase & Company	11,308,330

		19,418,302

60 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Insurance: 6.43%
157,100	Allstate Corporation	$4,992,638
136,400	Axis Capital Holdings Limited	4,763,088
106,800	Chubb Corporation«	6,547,908
257,700	Willis Group Holdings	10,400,772

		26,704,406

Health Care: 11.18%

Health Care Equipment & Supplies: 3.40%
162,200	Baxter International Incorporated	8,721,494
68,000	Becton Dickinson & Company	5,414,160

		14,135,654

Health Care Providers & Services: 4.77%
170,700	Cardinal Health Incorporated	7,020,891
221,350	Quest Diagnostics Incorporated	12,776,322

		19,797,213

Pharmaceuticals: 3.01%
210,800	Johnson & Johnson	12,489,900

Industrials: 17.06%

Aerospace & Defense: 1.58%
129,300	Raytheon Company«	6,577,491

Air Freight & Logistics: 1.52%
85,100	United Parcel Service Incorporated Class B	6,324,632

Commercial Services & Supplies: 5.43%
190,400	Avery Dennison Corporation	7,989,184
171,310	Cintas Corporation«	5,185,554
312,200	Republic Services Incorporated	9,378,488

		22,553,226

Industrial Conglomerates: 5.36%
70,700	3M Company«	6,610,450
398,700	General Electric Company	7,993,935
170,500	Tyco International Limited	7,633,285

		22,237,670

Machinery: 3.17%
57,066	Dover Corporation«	3,751,519
175,200	Illinois Tool Works Incorporated	9,411,744

		13,163,263

Information Technology: 13.72%

Electronic Equipment & Instruments: 5.97%
1,138,800	Flextronics International Limited†	8,506,836
287,320	Molex Incorporated Class A	5,944,651
297,300	Te Connectivity Limited	10,351,986

		24,803,473

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 61
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
IT Services: 4.12%
114,800	Fiserv Incorporated†	$7,200,256
475,700	Western Union Company	9,880,289

		17,080,545

Semiconductors & Semiconductor Equipment: 2.12%
155,450	Lam Research Corporation†«	8,807,797

Software: 1.51%
247,400	Microsoft Corporation	6,274,064

Telecommunication Services: 2.80%

Wireless Telecommunication Services: 2.80%
404,100	Vodafone Group plc ADR	11,617,875

Total Common Stocks (Cost $339,910,207)		405,389,408

		Yield
Preferred Stocks: 1.29%

Consumer Staples: 1.29%

Household Products: 1.29%
85,900	Henkel AG & Company KGaA ADR	1.48%	5,342,980

Total Preferred Stocks (Cost $3,589,099)			5,342,980

Principal			Interest Rate	Maturity Date
Short-Term Investments: 16.07%

Corporate Bonds and Notes: 0.48%
$1,600,747	Gryphon Funding Limited(a)(i)(v)		0.00	08/05/2011	687,051
2,189,911	VFNC Corporation(a)††(i)(v)±		0.26	09/29/2011	1,313,947

					2,000,998

Shares			Yield
Investment Companies: 15.59%
2,152,518	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		2,152,518
62,606,319	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24		62,606,319

					64,758,837

Total Short-Term Investments (Cost $65,903,707)					66,759,835

Total Investments in Securities (Cost $409,403,013)*		114.98%			477,492,223
Other Assets and Liabilities, Net		(14.98)			(62,246,730)

Total Net Assets		100.00%			$415,245,493

62 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
C&B LARGE CAP VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $424,262,601 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$59,930,373
Gross unrealized depreciation	(6,700,751)

Net unrealized appreciation	$53,229,622
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 63
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.45%

Consumer Discretionary: 7.87%

Auto Components: 0.37%
4,491	TRW Automotive Holdings Corporation†	$247,364

Automobiles: 0.60%
26,798	Ford Motor Company†	399,558

Household Durables: 0.51%
4,003	Whirlpool Corporation	341,696

Media: 4.24%
45,468	Comcast Corporation Class A	1,123,969
8,815	Dish Network Corporation†	214,733
13,203	Gannett Company Incorporated	201,082
3,816	Time Warner Cable Incorporated	272,233
13,621	Time Warner Incorporated	486,270
5,403	Viacom Incorporated Class B	251,348
6,525	Walt Disney Company	281,162

		2,830,797

Multiline Retail: 0.63%
17,390	Macy’s Incorporated	421,881

Specialty Retail: 1.18%
1,450	AutoZone Incorporated†«	396,662
4,880	Best Buy Company Incorporated	140,154
11,216	GameStop Corporation Class A†«	252,584

		789,400

Textiles, Apparel & Luxury Goods: 0.34%
2,306	VF Corporation	227,210

Consumer Staples: 9.79%

Beverages: 0.21%
6,841	Constellation Brands Incorporated Class A†	138,735

Food & Staples Retailing: 2.27%
7,604	CVS Caremark Corporation	260,969
13,657	Kroger Company«	327,358
9,490	Safeway Incorporated	223,395
13,515	Wal-Mart Stores Incorporated	703,456

		1,515,178

Food Products: 2.78%
10,869	Archer Daniels Midland Company	391,393
3,671	Bunge Limited«	265,523
3,514	Corn Products International Incorporated	182,095
6,885	Hormel Foods Corporation«	191,678
2,522	JM Smucker Company	180,046
11,276	Smithfield Foods Incorporated†	271,301
19,535	Tyson Foods Incorporated Class A«	374,877

		1,856,913

64 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Household Products: 1.96%
2,761	Energizer Holdings Incorporated†	$196,473
17,996	Procter & Gamble Company	1,108,554

		1,305,027

Personal Products: 0.30%
2,477	Herbalife Limited	201,529

Tobacco: 2.27%
24,683	Altria Group Incorporated	642,498
5,194	Lorillard Incorporated	493,482
5,818	Philip Morris International	381,835

		1,517,815

Energy: 13.24%

Energy Equipment & Services: 1.19%
9,587	McDermott International Incorporated†	243,414
6,985	National Oilwell Varco Incorporated	553,701

		797,115

Oil, Gas & Consumable Fuels: 12.05%
3,619	Alpha Natural Resources Incorporated†«	214,860
5,369	Apache Corporation	702,909
11,744	Chesapeake Energy Corporation	393,659
23,307	Chevron Corporation«	2,503,871
8,053	ConocoPhillips	643,113
5,217	Devon Energy Corporation	478,764
1,654	Exxon Mobil Corporation	139,151
11,946	Frontier Oil Corporation	350,257
6,698	Hess Corporation	570,737
17,440	Marathon Oil Corporation	929,726
1,339	Occidental Petroleum Corporation	139,912
7,079	Patterson-UTI Energy Incorporated	208,052
25,830	Valero Energy Corporation	770,251

		8,045,262

Financials: 24.81%

Capital Markets: 2.51%
7,710	Ameriprise Financial Incorporated	470,927
5,652	Goldman Sachs Group Incorporated	895,672
11,333	Morgan Stanley	309,618

		1,676,217

Commercial Banks: 3.87%
4,041	BOK Financial Corporation«	208,839
26,175	Fifth Third Bancorp	363,309
53,124	Huntington Bancshares Incorporated	352,743
11,087	PNC Financial Services Group Incorporated	698,370
36,392	US Bancorp«	961,841

		2,585,102

Consumer Finance: 1.67%
13,409	Capital One Financial Corporation	696,732
27,229	SLM Corporation†	416,604

		1,113,336

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 65
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Diversified Financial Services: 8.04%
99,904	Bank of America Corporation	$1,331,720
11,758	Berkshire Hathaway Incorporated Class B†	983,322
179,012	Citigroup Incorporated	791,233
49,096	JPMorgan Chase & Company	2,263,326

		5,369,601

Insurance: 5.44%
8,614	ACE Limited	557,326
3,075	Allied World Assurance Company	192,772
4,531	Assurant Incorporated	174,489
4,052	Endurance Specialty Holdings Limited«	197,819
10,642	Hartford Financial Services Group Incorporated	286,589
7,565	Lincoln National Corporation	227,253
4,681	MetLife Incorporated«	209,381
6,779	Protective Life Corporation	179,982
7,557	Prudential Financial Incorporated	465,360
4,916	Reinsurance Group of America Incorporated	308,626
10,633	The Travelers Companies Incorporated	632,451
6,071	Validus Holdings Limited	202,346

		3,634,394

Real Estate Investment Trusts (REITs): 2.92%
21,081	Annaly Capital Management Incorporated	367,863
13,759	Brandywine Realty Trust	167,034
8,998	Commonwealth REIT	233,678
10,053	Duke Realty Corporation	140,843
11,402	Hospitality Properties Trust«	263,956
7,174	Host Hotels & Resorts Incorporated«	126,334
5,304	Liberty Property Trust	174,502
6,914	Senior Housing Properties Trust	159,299
3,601	Vornado Realty Trust«	315,088

		1,948,597

Thrifts & Mortgage Finance: 0.36%
25,276	Hudson City Bancorp Incorporated«	244,672

Health Care: 12.87%

Biotechnology: 1.56%
4,021	Amgen Incorporated†	214,922
5,341	Biogen Idec Incorporated†	391,976
2,507	Cephalon Incorporated†«	189,980
5,773	Gilead Sciences Incorporated†	245,006

		1,041,884

Health Care Equipment & Supplies: 0.53%
2,956	Cooper Companies Incorporated	205,294
2,955	St. Jude Medical Incorporated†	151,473

		356,767

Health Care Providers & Services: 3.02%
6,622	Aetna Incorporated	247,861
6,584	CIGNA Corporation	291,540
7,063	Humana Incorporated†	493,986
21,720	UnitedHealth Group Incorporated	981,744

		2,015,131

66 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Life Sciences Tools & Services: 0.21%
2,579	Thermo Fisher Scientific Incorporated†	$143,263

Pharmaceuticals: 7.55%
19,761	Eli Lilly & Company	694,994
14,191	Forest Laboratories Incorporated†	458,369
15,258	Johnson & Johnson	904,037
35,513	Merck & Company Incorporated	1,172,284
8,319	Mylan Laboratories Incorporated†	188,592
79,890	Pfizer Incorporated	1,622,566

		5,040,842

Industrials: 9.13%

Aerospace & Defense: 3.11%
2,396	Alliant Techsystems Incorporated«	169,325
8,776	General Dynamics Corporation«	671,891
1,592	Huntington Ingalls Industries Incorporated†	66,054
2,131	L-3 Communications Holdings Incorporated	166,879
9,550	Northrop Grumman Corporation	598,881
7,974	Raytheon Company«	405,637

		2,078,667

Commercial Services & Supplies: 0.34%
11,905	RR Donnelley & Sons Company«	225,243

Construction & Engineering: 0.41%
7,218	KBR Incorporated	272,624

Industrial Conglomerates: 2.45%
81,586	General Electric Company	1,635,799

Machinery: 1.05%
5,276	Oshkosh Corporation†	186,665
7,246	Timken Company	378,966
2,234	Wabco Holdings Incorporated†	137,704

		703,335

Road & Rail: 1.77%
10,144	CSX Corporation«	797,318
3,762	Ryder System Incorporated	190,357
1,993	Union Pacific Corporation	195,972

		1,183,647

Information Technology: 5.66%

Computers & Peripherals: 0.56%
13,718	Dell Incorporated†	199,048
4,227	Hewlett-Packard Company	173,180

		372,228

Electronic Equipment & Instruments: 1.18%
6,781	Arrow Electronics Incorporated†«	283,988
4,728	Tech Data Corporation†	240,466
15,084	Vishay Intertechnology Incorporated†	267,590

		792,044

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 67
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
IT Services: 1.04%
5,928	Computer Sciences Corporation	$288,871
2,482	International Business Machines Corporation	404,740

		693,611

Semiconductors & Semiconductor Equipment: 1.48%
16,959	Applied Materials Incorporated	264,900
4,277	Avago Technologies Limited	133,015
18,807	Intel Corporation	379,337
3,702	Lam Research Corporation†«	209,755

		987,007

Software: 1.40%
36,807	Microsoft Corporation	933,426

Materials: 3.60%

Chemicals: 2.32%
4,916	Cabot Corporation	227,562
9,096	E.I. du Pont de Nemours & Company	500,007
3,040	Eastman Chemical Company	301,933
13,220	Huntsman Corporation	229,764
2,149	Lubrizol Corporation	287,880

		1,547,146

Paper & Forest Products: 1.28%
3,390	Domtar Corporation	311,134
18,142	International Paper Company	547,526

		858,660

Telecommunication Services: 4.71%

Diversified Telecommunication Services: 4.71%
62,164	AT&T Incorporated	1,902,218
32,256	Verizon Communications Incorporated	1,243,146

		3,145,364

Utilities: 5.77%

Electric Utilities: 3.23%
12,400	DPL Incorporated«	339,884
7,005	Entergy Corporation	470,806
17,595	FirstEnergy Corporation	652,599
21,503	Pepco Holdings Incorporated	401,031
6,846	Pinnacle West Capital Corporation	292,940

		2,157,260

Gas Utilities: 0.42%
4,397	Energen Corporation«	277,539

Independent Power Producers & Energy Traders: 0.32%
6,914	Constellation Energy Group Incorporated	215,233

68 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Multi-Utilities: 1.80%
8,733	Ameren Corporation	$245,135
14,045	CMS Energy Corporation«	275,845
4,261	DTE Energy Company«	208,618
24,683	NiSource Incorporated«	473,420

		1,203,018

Total Common Stocks (Cost $53,814,063)		65,087,137

Principal		Interest Rate		Maturity Date
Short-Term Investments: 18.78%

Corporate Bonds and Notes: 0.19%
$106,644	Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	44,119
140,624	VFNC Corporation(a)††(i)(v)±		0.26	09/29/2011	84,374

					128,493

US Treasury Bill: 0.38%
250,000	US Treasury Bill^#		0.01	04/21/2011	249,994

Shares				Yield
Investment Companies: 18.21%
1,319,577	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)			0.12	1,319,577
10,843,522	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)			0.24	10,843,522

					12,163,099

Total Short-Term Investments (Cost $12,486,594)					12,541,586

Total Investments in Securities (Cost $66,300,657)*		116.23%			77,628,723
Other Assets and Liabilities, Net		(16.23)			(10,839,779)

Total Net Assets		100.00%			$66,788,944

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

*	Cost for federal income tax purposes is $66,944,495 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,198,725
Gross unrealized depreciation	(514,497)

Net unrealized appreciation	$10,684,228
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 69
DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.96%

Consumer Discretionary: 19.46%

Auto Components: 1.48%
7,960	Autoliv Incorporated«	$590,873
57,620	Johnson Controls Incorporated«	2,395,263

		2,986,136

Automobiles: 1.31%
14,559	Daimler AG	1,030,632
108,070	Ford Motor Company†	1,611,324

		2,641,956

Hotels, Restaurants & Leisure: 4.21%
17,000	Carnival Corporation	652,120
24,247	Cheesecake Factory Incorporated†«	729,592
27,541	Las Vegas Sands Corporation†	1,162,781
13,000	McDonald’s Corporation	989,170
106,259	Starbucks Corporation	3,926,270
8,000	Wynn Resorts Limited«	1,018,000

		8,477,933

Internet & Catalog Retail: 4.63%
26,571	Amazon.com Incorporated†«	4,786,234
2,200	Netflix Incorporated†	522,126
7,900	Priceline.com Incorporated†	4,000,876

		9,309,236

Media: 3.08%
40,415	CBS Corporation Class B«	1,011,992
42,095	DIRECTV Group Incorporated†	1,970,046
74,519	Walt Disney Company	3,211,024

		6,193,062

Multiline Retail: 1.73%
20,000	Dollar Tree Incorporated†	1,110,400
49,955	Macy’s Incorporated	1,211,908
22,332	NU Skin Enterprises Incorporated Class A«	642,043
10,500	Target Corporation	525,105

		3,489,456

Specialty Retail: 2.36%
17,500	Abercrombie & Fitch Company Class A	1,027,250
28,500	CarMax Incorporated†«	914,850
18,500	Ctrip.com International Limited ADR†«	767,565
23,593	Dick’s Sporting Goods Incorporated†«	943,248
6,000	O’Reilly Automotive Incorporated†	344,760
12,375	Tiffany & Company«	760,320

		4,757,993

Textiles, Apparel & Luxury Goods: 0.66%
13,000	Coach Incorporated	676,520
8,500	Nike Incorporated Class B	643,450

		1,319,970

70 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Shares	Security Name	Value
Consumer Staples: 1.23%

Food & Staples Retailing: 0.29%
9,000	Whole Foods Market Incorporated«	$593,100

Tobacco: 0.94%
28,812	Philip Morris International	1,890,932

Energy: 10.30%

Energy Equipment & Services: 4.27%
7,040	Baker Hughes Incorporated	516,947
41,198	Halliburton Company	2,053,308
15,500	National Oilwell Varco Incorporated	1,228,685
25,128	Rowan Companies Incorporated†«	1,110,155
39,650	Schlumberger Limited	3,697,759

		8,606,854

Oil, Gas & Consumable Fuels: 6.03%
14,850	Apache Corporation	1,944,162
17,326	ConocoPhillips	1,383,654
6,000	Continental Resources Incorporated†	428,820
32,309	Hess Corporation	2,753,050
23,252	Newfield Exploration Company†«	1,767,385
26,446	Occidental Petroleum Corporation	2,763,343
7,000	Pioneer Natural Resources Company	713,440
9,000	Southwestern Energy Company†«	386,730

		12,140,584

Financials: 6.05%

Capital Markets: 1.24%
9,000	Ameriprise Financial Incorporated	549,720
93,030	TD Ameritrade Holding Corporation	1,941,536

		2,491,256

Commercial Banks: 1.60%
27,400	Comerica Incorporated	1,006,128
46,892	Itau Unibanco Holding SA	1,127,753
41,500	US Bancorp«	1,096,845

		3,230,726

Consumer Finance: 0.94%
2,000	MasterCard Incorporated	503,440
18,791	Visa Incorporated Class A	1,383,393

		1,886,833

Diversified Financial Services: 1.01%
3,150	CME Group Incorporated	949,883
23,700	JPMorgan Chase & Company	1,092,570

		2,042,453

Insurance: 1.26%
56,575	MetLife Incorporated	2,530,600

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 71
DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Shares	Security Name	Value
Health Care: 8.96%

Biotechnology: 1.58%
13,600	Alexion Pharmaceuticals Incorporated†«	$1,342,048
28,542	Celgene Corporation†	1,642,021
4,000	Vertex Pharmaceuticals Incorporated†	191,720

		3,175,789

Health Care Equipment & Supplies: 1.07%
2,100	Intuitive Surgical Incorporated†«	700,266
28,500	St. Jude Medical Incorporated†	1,460,910

		2,161,176

Health Care Providers & Services: 2.92%
21,300	AmerisourceBergen Corporation	842,628
59,938	Express Scripts Incorporated†	3,333,152
37,685	UnitedHealth Group Incorporated	1,703,362

		5,879,142

Pharmaceuticals: 3.39%
30,428	Allergan Incorporated	2,160,997
39,739	Bristol-Myers Squibb Company	1,050,302
34,648	Merck & Company Incorporated	1,143,730
13,100	Shire plc ADR«	1,141,010
26,267	Teva Pharmaceutical Industries Limited ADR	1,317,815

		6,813,854

Industrials: 12.77%

Aerospace & Defense: 1.58%
11,240	Goodrich Corporation	961,357
8,787	Precision Castparts Corporation	1,293,271
11,000	United Technologies Corporation	931,150

		3,185,778

Air Freight & Logistics: 1.19%
10,500	C.H. Robinson Worldwide Incorporated«	778,365
21,800	United Parcel Service Incorporated Class B	1,620,176

		2,398,541

Electrical Equipment: 0.97%
14,000	ABB Limited ADR	338,660
27,500	Emerson Electric Company	1,606,825

		1,945,485

Industrial Conglomerates: 1.60%
160,056	General Electric Company	3,209,123

Machinery: 5.53%
7,000	Caterpillar Incorporated«	779,450
20,092	Cummins Incorporated	2,202,485
16,000	Danaher Corporation	830,400
10,278	Deere & Company	995,835
54,352	Eaton Corporation	3,013,275
14,635	Joy Global Incorporated«	1,446,084
19,670	Parker Hannifin Corporation«	1,862,356

		11,129,885

72 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Shares	Security Name	Value
Road & Rail: 1.90%
12,000	Norfolk Southern Corporation	$831,240
30,527	Union Pacific Corporation	3,001,720

		3,832,960

Information Technology: 36.18%

Communications Equipment: 6.12%
3,704	Acme Packet Incorporated†«	262,836
28,621	American Tower Corporation Class A†	1,483,140
5,201	Aruba Networks Incorporated†	176,002
3,800	F5 Networks Incorporated†	389,766
13,533	Finisar Corporation†	332,912
35,687	JDS Uniphase Corporation†	743,717
54,506	Juniper Networks Incorporated†«	2,293,612
108,276	QUALCOMM Incorporated	5,936,773
18,759	Riverbed Technology Incorporated†«	706,276

		12,325,034

Computers & Peripherals: 9.36%
37,397	Apple Incorporated†	13,030,985
154,786	EMC Corporation†	4,109,568
35,377	NetApp Incorporated†«	1,704,464

		18,845,017

Electronic Equipment & Instruments: 1.92%
86,170	Agilent Technologies Incorporated†«	3,858,693

Internet Software & Services: 4.55%
10,000	Akamai Technologies Incorporated†«	380,000
15,041	Baidu.com Incorporated ADR†	2,072,800
11,457	Google Incorporated Class A†	6,716,208

		9,169,008

IT Services: 2.21%
20,000	Accenture plc	1,099,400
41,300	Cognizant Technology Solutions Corporation Class A†	3,361,820

		4,461,220

Semiconductors & Semiconductor Equipment: 3.01%
16,900	Analog Devices Incorporated«	665,522
47,299	ARM Holdings plc ADR«	1,332,413
4,500	Avago Technologies Limited	139,950
23,000	Broadcom Corporation Class A	905,740
28,500	Microchip Technology Incorporated«	1,083,285
90,770	Micron Technology Incorporated†	1,040,224
21,400	NetLogic Microsystems Incorporated†«	899,228

		6,066,362

Software: 9.01%
39,937	Check Point Software Technologies Limited†«	2,038,784
28,615	Citrix Systems Incorporated†	2,102,058
7,000	Intuit Incorporated†«	371,700
31,500	Microsoft Corporation	798,840
124,827	Oracle Corporation	4,165,477
48,605	Red Hat Incorporated†	2,206,181

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 73
DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Shares	Security Name	Value
Software (continued)
26,832	Salesforce.com Incorporated†«	$3,584,219
11,178	SuccessFactors Incorporated†«	436,948
29,822	VMware Incorporated†	2,431,686

		18,135,893

Materials: 2.31%

Chemicals: 1.47%
7,400	Air Products & Chemicals Incorporated	667,332
6,000	Ecolab Incorporated	306,120
19,500	Praxair Incorporated	1,981,200

		2,954,652

Metals & Mining: 0.84%
24,604	Freeport-McMoRan Copper & Gold Incorporated Class B	1,366,752
6,000	United States Steel Corporation	323,640

		1,690,392

Telecommunication Services: 0.70%

Wireless Telecommunication Services: 0.70%
33,700	NII Holdings Incorporated†	1,404,279

Total Common Stocks (Cost $178,864,825)		197,231,363

Principal		Interest Rate		Maturity Date
Short-Term Investments: 21.02%

Corporate Bonds and Notes: 0.99%
$1,650,909	Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	682,981
2,176,938	VFNC Corporation(a)††(i)(v)±		0.26	09/29/2011	1,306,163

					1,989,144

Shares			Yield
Investment Companies: 20.03%
3,287,470	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		3,287,470
37,051,991	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24		37,051,991

					40,339,461

Total Short-Term Investments (Cost $41,477,549)					42,328,605

Total Investments in Securities (Cost $220,342,374)*		118.98%			239,559,968
Other Assets and Liabilities, Net		(18.98)			(38,216,101)

Total Net Assets		100.00%			$201,343,867

74 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $221,315,200 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,503,450
Gross unrealized depreciation	(2,258,682)

Net unrealized appreciation	$18,244,768
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 75
EMERGING GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 98.29%

Consumer Discretionary: 16.12%

Hotels, Restaurants & Leisure: 3.73%
24,600	BJ’s Restaurants Incorporated†«	$967,518
7,454	Bravo Brio Restaurant Group Incorporated†	131,861
28,900	Life Time Fitness Incorporated†«	1,078,259
20,400	Texas Roadhouse Incorporated†	346,596

		2,524,234

Internet & Catalog Retail: 2.33%
30,156	Shutterfly Incorporated†	1,578,968

Media: 1.23%
25,950	IMAX Corporation†	829,881

Specialty Retail: 8.46%
15,360	Dick’s Sporting Goods Incorporated†	614,093
30,320	Hibbett Sports Incorporated†	1,085,759
26,850	Tractor Supply Company	1,607,241
29,390	Ulta Salon Cosmetics & Fragrance Incorporated†	1,414,541
29,600	Vitamin Shoppe Incorporated†	1,001,368

		5,723,002

Textiles, Apparel & Luxury Goods: 0.37%
4,400	Warnaco Group Incorporated†	251,636

Energy: 7.81%

Oil, Gas & Consumable Fuels: 7.81%
19,500	Approach Resources Incorporated†	655,200
53,010	Brigham Exploration Company†«	1,970,912
72,110	Northern Oil & Gas Incorporated†«	1,925,337
23,100	Oasis Petroleum Incorporated†	730,422

		5,281,871

Financials: 2.58%

Capital Markets: 2.58%
63,380	Financial Engines Incorporated†	1,746,753

Health Care: 16.95%

Biotechnology: 0.60%
55,400	Exact Sciences Corporation†	407,744

Health Care Equipment & Supplies: 8.61%
47,300	DexCom Incorporated†	734,096
7,200	Heartware International Incorporated†	615,816
15,590	Masimo Corporation«	516,029
68,520	NxStage Medical Incorporated†	1,506,070
15,600	SonoSite Incorporated†	519,792
44,560	Volcano Corporation†	1,140,736
17,700	Zoll Medical Corporation†«	793,137

		5,825,676

76 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
EMERGING GROWTH PORTFOLIO

Shares	Security Name	Value
Health Care Providers & Services: 3.63%
13,890	Catalyst Health Solutions Incorporated†	$776,868
7,286	ePocrates Incorporated†	144,263
18,690	HMS Holdings Corporation†«	1,529,777

		2,450,908

Health Care Technology: 1.55%
19,100	SXC Health Solutions Corporation†	1,046,680

Pharmaceuticals: 2.56%
217,650	Akorn Incorporated†	1,255,841
15,000	Jazz Pharmaceuticals Incorporated†	477,750

		1,733,591

Industrials: 12.27%

Electrical Equipment: 4.56%
65,440	Altra Holdings Incorporated†	1,545,693
26,670	Polypore International Incorporated†	1,535,659

		3,081,352

Machinery: 5.32%
7,750	Badger Meter Incorporated«	319,378
15,100	Chart Industries Incorporated†	831,104
31,500	Greenbrier Companies Incorporated†«	893,970
11,100	Robbins & Myers Incorporated	510,489
4,000	Sun Hydraulics Corporation	172,400
2,580	The Middleby Corporation†	240,508
29,500	Trimas Corporation†	634,250

		3,602,099

Road & Rail: 1.68%
19,500	Genesee & Wyoming Incorporated†	1,134,900

Trading Companies & Distributors: 0.71%
20,900	DXP Enterprises Incorporated†	482,372

Information Technology: 41.56%

Communications Equipment: 5.02%
53,590	Aruba Networks Incorporated†«	1,813,486
46,500	Ixia†	738,420
4,420	Riverbed Technology Incorporated†	166,413
82,200	ShoreTel Incorporated†	676,506

		3,394,825

Electronic Equipment & Instruments: 1.46%
12,600	OSI Systems Incorporated†	472,878
13,100	Rofin-Sinar Technologies Incorporated†	517,450

		990,328

Internet Software & Services: 15.25%
20,800	ComScore Incorporated†	613,808
5,153	Cornerstone OnDemand Incorporated†	93,939
16,800	Demand Media Incorporated†«	395,640
57,600	Envestnet Incorporated†	774,144
108,350	Liveperson Incorporated†	1,369,544

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 77
EMERGING GROWTH PORTFOLIO

Shares	Security Name	Value
Internet Software & Services (continued)
27,670	LogMeIn Incorporated†«	$1,166,567
64,500	LoopNet Incorporated†	912,675
11,110	Mercadolibre Incorporated«	906,909
72,800	Perficient Incorporated†	874,328
21,300	Quinstreet Incorporated†«	484,149
47,400	SciQuest Incorporated†	688,248
16,000	SouFun Holdings Limited ADR†«	299,360
81,100	Support.com Incorporated†	420,909
5,400	Travelzoo Incorporated†«	359,586
18,430	VistaPrint NV†	956,517

		10,316,323

IT Services: 1.20%
15,600	Wright Express Corporation†	808,704

Semiconductors & Semiconductor Equipment: 5.93%
11,800	Cavium Networks Incorporated†	530,174
93,910	Entegris Incorporated†	823,591
32,470	Entropic Communications Incorporated†«	274,372
18,100	EZchip Semiconductor Limited†«	536,575

25,400	NetLogic Microsystems Incorporated†	1,067,308
18,100	Silicon Laboratories Incorporated†	782,101

		4,014,121

Software: 12.70%
26,900	Allot Communications Limited†	421,254
26,980	Ariba Incorporated†	921,097
22,700	ChinaCache International Holdings Limited ADR†«	413,821
5,940	Concur Technologies Incorporated†«	329,373
27,700	Fortinet Incorporated†	1,218,800
32,340	PROS Holdings Incorporated†	471,194
27,500	Radiant Systems Incorporated†	486,750
22,727	Realpage Incorporated†	630,220
44,590	SuccessFactors Incorporated†«	1,743,023
9,500	Ultimate Software Group Incorporated†	558,125
24,500	VanceInfo Technologies Incorporated ADR†«	769,545
50,029	Velti plc†«	629,865

		8,593,067

Materials: 1.00%

Chemicals: 1.00%
26,500	Solutia Incorporated†	673,095

Total Common Stocks (Cost $53,520,011)		66,492,130

Principal		Interest Rate	Maturity Date
Short-Term Investments: 19.69%

Corporate Bonds and Notes: 1.28%

$717,003	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	296,624
945,462	VFNC Corporation(v)±(a)(i)††	0.26	09/29/2011	567,277

				863,901

78 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
EMERGING GROWTH PORTFOLIO

Shares	Security Name		Yield	Value
Investment Companies: 18.41%
131,889	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)		0.12%	$131,889
12,322,968	Wells Fargo Securities Lending Cash Investments LLC(v)(u)(l)		0.24	12,322,968
				12,454,857

Total Short-Term Investments (Cost $12,949,139)				13,318,758

Total Investments in Securities (Cost $66,469,150)*		117.98%		79,810,888
Other Assets and Liabilities, Net		(17.98)		(12,161,653)

Total Net Assets		100.00%		$67,649,235

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $66,541,000 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,572,142
Gross unrealized depreciation	(302,254)

Net unrealized appreciation	$13,269,888
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 79
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 98.89%

Consumer Discretionary: 8.94%

Auto Components: 1.74%
149,850	Lear Corporation†«	$7,323,170

Hotels, Restaurants & Leisure: 0.72%
95,250	Wyndham Worldwide Corporation	3,029,903

Media: 3.98%
102,900	CBS Corporation Class B«	2,576,616
164,000	Viacom Incorporated Class B	7,629,280
152,000	Walt Disney Company	6,549,680

		16,755,576

Multiline Retail: 1.13%
196,400	Macy’s Incorporated	4,764,664

Specialty Retail: 0.53%
47,900	Signet Jewelers Limited†	2,204,358

Textiles, Apparel & Luxury Goods: 0.84%
54,000	Phillips-Van Heusen Corporation«	3,511,620

Consumer Staples: 4.30%

Beverages: 2.05%
85,000	Constellation Brands Incorporated Class A†	1,723,800
104,200	The Coca-Cola Company	6,913,670

		8,637,470

Food & Staples Retailing: 2.25%
235,100	Walgreen Company	9,436,914

Energy: 14.46%

Energy Equipment & Services: 1.56%
82,700	National Oilwell Varco Incorporated	6,555,629

Oil, Gas & Consumable Fuels: 12.90%
34,425	Apache Corporation	4,506,921
167,700	Chevron Corporation	18,016,011
42,875	Devon Energy Corporation	3,934,639
134,100	Hess Corporation	11,426,661
120,200	Marathon Oil Corporation	6,407,862
59,825	Occidental Petroleum Corporation	6,251,114
52,000	Peabody Energy Corporation	3,741,920

		54,285,128

Financials: 26.68%

Capital Markets: 0.69%
113,300	INVESCO Limited	2,895,948

Commercial Banks: 6.04%
220,000	Branch Banking & Trust Corporation«	6,039,000
255,700	Fifth Third Bancorp	3,549,116
340,300	Huntington Bancshares Incorporated	2,259,592

80 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
340,000	KeyCorp«	$3,019,200
167,100	PNC Financial Services Group Incorporated	10,525,629

		25,392,537

Consumer Finance: 3.76%
105,400	Capital One Financial Corporation	5,476,584
429,700	Discover Financial Services	10,364,364

		15,840,948

Diversified Financial Services: 9.65%
850,000	Bank of America Corporation	11,330,500
2,546,700	Citigroup Incorporated	11,256,414
391,200	JPMorgan Chase & Company	18,034,320

		40,621,234

Insurance: 6.04%
254,600	Hartford Financial Services Group Incorporated«	6,856,378
131,600	Marsh & McLennan Companies Incorporated	3,922,996
166,600	MetLife Incorporated	7,452,018
116,700	Prudential Financial Incorporated	7,186,386

		25,417,778

Real Estate Investment Trusts (REITs): 0.50%
19,475	Simon Property Group Incorporated«	2,086,941

Health Care: 11.74%

Biotechnology: 2.40%
32,400	Amgen Incorporated†	1,731,780
47,100	Biogen Idec Incorporated†	3,456,669
115,800	Gilead Sciences Incorporated†	4,914,552

		10,103,001

Health Care Equipment & Supplies: 1.39%
96,500	Zimmer Holdings Incorporated†	5,841,145

Health Care Providers & Services: 5.24%
56,450	McKesson Corporation	4,462,373
72,800	Medco Health Solutions Incorporated†	4,088,448
298,400	UnitedHealth Group Incorporated	13,487,680

		22,038,501

Pharmaceuticals: 2.71%
561,400	Pfizer Incorporated	11,402,034

Industrials: 10.68%

Aerospace & Defense: 1.69%
6,567	Huntington Ingalls Industries Incorporated†	272,517
39,400	Northrop Grumman Corporation	2,470,774
85,650	Raytheon Company	4,357,016

		7,100,307

Construction & Engineering: 0.72%
80,800	KBR Incorporated	3,051,816

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 81
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Industrial Conglomerates: 3.56%
747,100	General Electric Company	$14,979,355

Machinery: 4.34%
74,800	Caterpillar Incorporated«	8,328,980
102,700	Eaton Corporation	5,693,688
80,700	Timken Company	4,220,610

		18,243,278

Road & Rail: 0.37%
100,400	Hertz Global Holdings Incorporated†«	1,569,252

Information Technology: 9.40%

Communications Equipment: 1.25%
582,600	Alcatel SA ADR«	3,384,906
90,100	JDS Uniphase Corporation†	1,877,684

		5,262,590

Computers & Peripherals: 2.49%
205,300	Dell Incorporated†	2,978,903
281,900	EMC Corporation†	7,484,445

		10,463,348

IT Services: 1.90%
62,500	Accenture plc	3,435,625
27,975	International Business Machines Corporation	4,561,883

		7,997,508

Office Electronics: 0.60%
237,275	Xerox Corporation	2,526,979

Semiconductors & Semiconductor Equipment: 1.78%
549,700	Atmel Corporation†	7,492,411

Software: 1.38%
312,700	Symantec Corporation†	5,797,458

Materials: 7.25%

Chemicals: 3.09%
41,300	Agrium Incorporated	3,810,338
84,500	Dow Chemical Company	3,189,875
109,100	E.I. du Pont de Nemours & Company	5,997,227

		12,997,440

Metals & Mining: 4.16%
353,600	Alcoa Incorporated	6,241,040
141,900	Freeport-McMoRan Copper & Gold Incorporated Class B	7,882,545
24,875	Walter Industries Incorporated	3,368,821

		17,492,406

Telecommunication Services: 4.44%

Diversified Telecommunication Services: 4.44%
353,600	AT&T Incorporated	10,820,160
204,400	Verizon Communications Incorporated	7,877,576

		18,697,736

82 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
EQUITY VALUE PORTFOLIO

Shares	Security Name				Value
Utilities: 1.00%

Water Utilities: 1.00%
149,900	American Water Works Company Incorporated				$4,204,693

Total Common Stocks (Cost $358,288,978)					416,021,076

Principal			Interest Rate	Maturity Date
Short-Term Investments: 8.67%

Corporate Bonds and Notes: 0.33%
$1,155,437	Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	478,004
1,523,593	VFNC Corporation(a)††(i)(v)±		0.26	09/29/2011	914,156
					1,392,160

Shares			Yield
Investment Companies: 8.34%
2,676,166	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		2,676,166
32,434,261	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24		32,434,261
					35,110,427

Total Short-Term Investments (Cost $35,906,951)					36,502,587

Total Investments in Securities (Cost $394,195,929)*		107.56%			452,523,663
Other Assets and Liabilities, Net		(7.56)			(31,824,405)

Total Net Assets		100.00%			$420,699,258

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the

Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $394,662,015 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$59,063,578
Gross unrealized depreciation	(1,201,930)

Net unrealized appreciation	$57,861,648
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 83
INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 98.62%

Consumer Discretionary: 10.29%

Auto Components: 0.26%
138,721	Johnson Controls Incorporated	$5,766,632
49,762	The Goodyear Tire & Rubber Company†«	745,435

		6,512,067

Automobiles: 0.54%
774,701	Ford Motor Company†	11,550,792
48,235	Harley-Davidson Incorporated	2,049,505

		13,600,297

Distributors: 0.07%
32,288	Genuine Parts Company	1,731,928

Diversified Consumer Services: 0.11%
25,212	Apollo Group Incorporated Class A†	1,051,593
12,621	DeVry Incorporated	695,038
62,515	H&R Block Incorporated«	1,046,501

		2,793,132

Hotels, Restaurants & Leisure: 1.60%
88,385	Carnival Corporation	3,390,449
28,281	Darden Restaurants Incorporated	1,389,446
61,194	International Game Technology«	993,179
59,530	Marriott International Incorporated Class A	2,118,077
213,668	McDonald’s Corporation	16,257,998
152,781	Starbucks Corporation	5,645,258
39,356	Starwood Hotels & Resorts Worldwide Incorporated«	2,287,371
35,484	Wyndham Worldwide Corporation	1,128,746
15,569	Wynn Resorts Limited	1,981,155
95,733	Yum! Brands Incorporated	4,918,762

		40,110,441

Household Durables: 0.41%
57,551	D.R. Horton Incorporated«	670,469
31,421	Fortune Brands Incorporated	1,944,646
14,268	Harman International Industries Incorporated	668,028
29,983	Leggett & Platt Incorporated«	734,584
32,910	Lennar Corporation«	596,329
59,515	Newell Rubbermaid Incorporated	1,138,522
68,847	Pulte Homes Incorporated†«	509,468
34,244	Stanley Black & Decker Incorporated	2,623,090
15,574	Whirlpool Corporation	1,329,397

		10,214,533

Internet & Catalog Retail: 0.85%
72,969	Amazon.com Incorporated†	13,143,906
40,973	Expedia Incorporated	928,448
8,991	Netflix Incorporated†	2,133,834
10,066	Priceline.com Incorporated†	5,097,825

		21,304,013

84 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Shares	Security Name	Value
Leisure Equipment & Products: 0.12%
28,066	Hasbro Incorporated	$1,314,611
71,410	Mattel Incorporated	1,780,251

		3,094,862

Media: 3.25%
47,630	Cablevision Systems Corporation New York Group Class A	1,648,474
137,708	CBS Corporation Class B	3,448,208
568,628	Comcast Corporation Class A	14,056,484
162,513	DIRECTV Group Incorporated†	7,605,608
57,664	Discovery Communications Incorporated Class C†«	2,300,794
49,088	Gannett Company Incorporated	747,610
100,188	Interpublic Group of Companies Incorporated	1,259,363
62,807	McGraw-Hill Companies Incorporated	2,474,596
467,709	News Corporation Class A	8,212,970
58,170	Omnicom Group Incorporated	2,853,820
18,553	Scripps Networks Interactive Incorporated	929,320
70,325	Time Warner Cable Incorporated	5,016,986
223,813	Time Warner Incorporated	7,990,124
122,259	Viacom Incorporated Class B	5,687,489
388,930	Walt Disney Company	16,758,994
1,085	Washington Post Company Class B«	474,753

		81,465,593

Multiline Retail: 0.74%
15,456	Big Lots Incorporated†	671,254
25,884	Family Dollar Stores Incorporated	1,328,367
48,476	JCPenney Company Incorporated	1,740,773
59,881	Kohl’s Corporation†	3,176,088
86,692	Macy’s Incorporated	2,103,148
34,378	Nordstrom Incorporated	1,542,885
8,921	Sears Holdings Corporation†«	737,321
145,015	Target Corporation	7,252,200

		18,552,036

Specialty Retail: 1.84%
17,868	Abercrombie & Fitch Company Class A	1,048,852
13,128	AutoNation Incorporated†«	464,337
5,471	AutoZone Incorporated†	1,496,647
52,169	Bed Bath & Beyond Incorporated†	2,518,198
67,007	Best Buy Company Incorporated	1,924,441
46,193	CarMax Incorporated†	1,482,795
31,006	GameStop Corporation Class A†«	698,255
89,333	Gap Incorporated	2,024,286
335,631	Home Depot Incorporated	12,438,485
54,168	Limited Brands Incorporated	1,781,044
282,625	Lowe’s Companies Incorporated	7,469,779
28,903	O’Reilly Automotive Incorporated†	1,660,766
21,664	RadioShack Corporation«	325,177
24,389	Ross Stores Incorporated«	1,734,546
147,347	Staples Incorporated	2,861,479
25,887	Tiffany & Company«	1,590,497
81,060	TJX Companies Incorporated«	4,031,114
26,205	Urban Outfitters Incorporated†«	781,695

		46,332,393

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 85
INDEX PORTFOLIO

Shares	Security Name	Value
Textiles, Apparel & Luxury Goods: 0.50%
60,575	Coach Incorporated	$3,152,323
78,397	Nike Incorporated Class B	5,934,653
13,395	Polo Ralph Lauren Corporation	1,656,292
17,728	VF Corporation	1,746,740

		12,490,008

Consumer Staples: 10.07%

Beverages: 2.37%
21,111	Brown-Forman Corporation Class B	1,441,881
67,619	Coca-Cola Enterprises Incorporated	1,845,999
36,034	Constellation Brands Incorporated Class A†	730,770
45,870	Dr Pepper Snapple Group Incorporated	1,704,529
32,527	Molson Coors Brewing Company	1,525,191
324,916	PepsiCo Incorporated«	20,927,840
469,877	The Coca-Cola Company	31,176,339

		59,352,549

Food & Staples Retailing: 2.20%
89,400	Costco Wholesale Corporation«	6,554,808
280,203	CVS Caremark Corporation	9,616,567
130,243	Kroger Company	3,121,925
75,407	Safeway Incorporated	1,775,081
43,454	SUPERVALU Incorporated«	388,044
119,339	Sysco Corporation«	3,305,690
401,224	Wal-Mart Stores Incorporated	20,883,709
188,911	Walgreen Company	7,582,888
30,214	Whole Foods Market Incorporated	1,991,103

		55,219,815

Food Products: 1.67%
130,520	Archer Daniels Midland Company	4,700,025
37,382	Campbell Soup Company«	1,237,718
89,235	ConAgra Foods Incorporated	2,119,331
37,505	Dean Foods Company†«	375,050
130,215	General Mills Incorporated	4,759,358
65,909	H.J. Heinz Company	3,217,677
28,355	Hormel Foods Corporation«	789,403
24,383	JM Smucker Company	1,740,702
51,593	Kellogg Company	2,784,990
358,181	Kraft Foods Incorporated Class A	11,232,556
27,231	McCormick & Company Incorporated	1,302,459
41,900	Mead Johnson & Company	2,427,267
127,477	Sara Lee Corporation	2,252,519
31,655	The Hershey Company	1,720,449
61,077	Tyson Foods Incorporated Class A	1,172,068

		41,831,572

Household Products: 2.03%
28,183	Clorox Company	1,974,783
101,145	Colgate-Palmolive Company	8,168,470
82,817	Kimberly-Clark Corporation	5,405,466
573,602	Procter & Gamble Company	35,333,883

		50,882,602

86 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Shares	Security Name	Value
Personal Products: 0.18%
88,018	Avon Products Incorporated	$2,380,007
23,451	Estee Lauder Companies Incorporated Class A	2,259,738

		4,639,745

Tobacco: 1.62%
428,439	Altria Group Incorporated	11,152,267
29,809	Lorillard Incorporated	2,832,153
368,053	Philip Morris International	24,155,318
69,257	Reynolds American Incorporated«	2,460,701

		40,600,439

Energy: 13.08%

Energy Equipment & Services: 2.56%
88,937	Baker Hughes Incorporated	6,530,644
50,127	Cameron International Corporation†«	2,862,252
14,236	Diamond Offshore Drilling Incorporated«	1,106,137
24,605	FMC Technologies Incorporated†«	2,324,680
187,056	Halliburton Company	9,322,871
21,777	Helmerich & Payne Incorporated	1,495,862
58,603	Nabors Industries Limited†	1,780,359
86,235	National Oilwell Varco Incorporated	6,835,848
51,667	Noble Corporation«	2,357,049
23,849	Pioneer Natural Resources Company	2,430,690
25,872	Rowan Companies Incorporated†	1,143,025
278,732	Schlumberger Limited	25,994,546

		64,183,963

Oil, Gas & Consumable Fuels: 10.52%
101,634	Anadarko Petroleum Corporation	8,325,857
78,388	Apache Corporation	10,262,557
21,356	Cabot Oil & Gas Corporation«	1,131,227
134,684	Chesapeake Energy Corporation	4,514,608
411,126	Chevron Corporation	44,167,266
292,792	ConocoPhillips	23,382,369
46,333	CONSOL Energy Incorporated	2,484,839
82,129	Denbury Resources Incorporated†	2,003,948
87,450	Devon Energy Corporation	8,025,287
144,334	El Paso Corporation	2,598,012
54,861	EOG Resources Incorporated	6,501,577
30,550	EQT Corporation«	1,524,445
1,015,523	Exxon Mobil Corporation	85,435,950
61,550	Hess Corporation	5,244,676
145,466	Marathon Oil Corporation	7,754,792
21,188	Massey Energy Company«	1,448,412
39,497	Murphy Oil Corporation	2,899,870
27,512	Newfield Exploration Company†	2,091,187
35,993	Noble Energy Incorporated	3,478,723
166,472	Occidental Petroleum Corporation	17,394,659
55,411	Peabody Energy Corporation	3,987,376
36,107	QEP Resources Incorporated	1,463,778
32,869	Range Resources Corporation«	1,921,522
71,220	Southwestern Energy Company†	3,060,323
132,837	Spectra Energy Corporation	3,610,510
24,703	Sunoco Incorporated	1,126,210

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 87
INDEX PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
29,322	Tesoro Petroleum Corporation†«	$786,709
120,056	The Williams Companies Incorporated	3,743,346
116,525	Valero Energy Corporation	3,474,776

		263,844,811

Financials: 16.24%

Capital Markets: 2.37%
50,485	Ameriprise Financial Incorporated	3,083,624
254,327	Bank of New York Mellon Corporation	7,596,747
204,544	Charles Schwab Corporation	3,687,928
45,312	E*TRADE Financial Corporation†	708,227
18,965	Federated Investors Incorporated Class B«	507,314
29,694	Franklin Resources Incorporated	3,714,126
106,600	Goldman Sachs Group Incorporated	16,892,902
94,287	Invesco Limited	2,409,976
38,110	Janus Capital Group Incorporated«	475,232
31,178	Legg Mason Incorporated	1,125,214
316,546	Morgan Stanley	8,648,037
49,582	Northern Trust Corporation	2,516,287
102,849	State Street Corporation	4,622,034
53,042	T. Rowe Price Group Incorporated	3,523,050

		59,510,698

Commercial Banks: 2.86%
142,255	Branch Banking & Trust Corporation	3,904,900
36,202	Comerica Incorporated	1,329,337
187,958	Fifth Third Bancorp	2,608,857
53,936	First Horizon National Corporation	604,623
176,812	Huntington Bancshares Incorporated	1,174,032
194,784	KeyCorp	1,729,682
24,623	M&T Bank Corporation«	2,178,397
108,569	Marshall & Ilsley Corporation	867,466
107,624	PNC Financial Services Group Incorporated	6,779,236
257,588	Regions Financial Corporation	1,870,089
109,721	SunTrust Banks Incorporated	3,164,354
393,615	US Bancorp	10,403,244
1,078,904	Wells Fargo & Company(l)	34,201,257
37,482	Zions Bancorporation«	864,335

		71,679,809

Consumer Finance: 1.44%
214,241	American Express Company	9,683,693
93,665	Capital One Financial Corporation	4,866,833
111,667	Discover Financial Services	2,693,408
19,792	MasterCard Incorporated	4,982,042
65,925	Paychex Incorporated	2,067,408
107,911	SLM Corporation†	1,651,038
99,252	Visa Incorporated Class A	7,306,932
132,460	Western Union Company	2,751,194

		36,002,548

Diversified Financial Services: 5.29%
2,072,816	Bank of America Corporation	27,630,637
354,497	Berkshire Hathaway Incorporated Class B†	29,646,584

88 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Shares	Security Name	Value
Diversified Financial Services (continued)
5,950,684	Citigroup Incorporated	$26,302,023
13,725	CME Group Incorporated	4,138,774
15,029	InterContinental Exchange Incorporated†	1,856,683
815,824	JPMorgan Chase & Company	37,609,486
40,532	Leucadia National Corporation«	1,521,571
40,874	Moody’s Corporation	1,386,037
30,671	NASDAQ Stock Market Incorporated†	792,539
53,494	NYSE Euronext Incorporated	1,881,384

		132,765,718

Insurance: 2.61%
68,719	ACE Limited	4,446,119
96,299	AFLAC Incorporated	5,082,661
108,497	Allstate Corporation	3,448,035
29,418	American International Group Incorporated†«	1,033,749
68,217	AON Corporation	3,612,772
20,467	Assurant Incorporated	788,184
60,461	Chubb Corporation	3,706,864
33,382	Cincinnati Financial Corporation«	1,094,930
100,329	Genworth Financial Incorporated†	1,350,428
91,082	Hartford Financial Services Group Incorporated	2,452,838
64,676	Lincoln National Corporation	1,942,867
64,393	Loews Corporation	2,774,694
111,429	Marsh & McLennan Companies Incorporated«	3,321,698
216,096	MetLife Incorporated	9,665,974
65,703	Principal Financial Group Incorporated«	2,109,723
99,533	Prudential Financial Incorporated	6,129,242
135,175	The Progressive Corporation	2,856,248
88,280	The Travelers Companies Incorporated	5,250,894
15,959	Torchmark Corporation	1,060,954
63,423	UnumProvident Corporation	1,664,854
63,695	XL Group plc	1,566,897

		65,360,625

Real Estate Investment Trusts (REITs): 1.53%
24,193	Apartment Investment & Management Company Class A	616,196
17,630	AvalonBay Communities Incorporated	2,117,010
29,209	Boston Properties Incorporated	2,770,474
60,207	Equity Residential«	3,396,277
82,127	HCP Incorporated«	3,115,898
36,072	Health Care REIT Incorporated«	1,891,616
139,352	Host Hotels & Resorts Incorporated«	2,453,989
83,237	Kimco Realty Corporation	1,526,567
33,146	Plum Creek Timber Company«	1,445,497
116,826	ProLogis	1,866,879
28,622	Public Storage Incorporated«	3,174,466
60,819	Simon Property Group Incorporated«	6,517,364
33,366	Ventas Incorporated«	1,811,774
33,476	Vornado Realty Trust	2,929,150
110,016	Weyerhaeuser Company	2,706,394

		38,339,551

Real Estate Management & Development: 0.06%
59,643	CB Richard Ellis Group Incorporated Class A†	1,592,468

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 89
INDEX PORTFOLIO

Shares	Security Name	Value
Thrifts & Mortgage Finance: 0.08%
107,872	Hudson City Bancorp Incorporated«	$1,044,201
74,138	People’s United Financial Incorporated	932,656

		1,976,857

Health Care: 10.78%

Biotechnology: 1.26%
190,967	Amgen Incorporated†	10,207,186
49,339	Biogen Idec Incorporated†	3,620,989
95,211	Celgene Corporation†	5,477,489
15,510	Cephalon Incorporated†«	1,175,348
53,491	Genzyme Corporation†	4,073,340
162,871	Gilead Sciences Incorporated†	6,912,245

		31,466,597

Health Care Equipment & Supplies: 1.85%
118,667	Baxter International Incorporated	6,380,725
45,284	Becton Dickinson & Company	3,605,512
311,987	Boston Scientific Corporation†	2,243,187
17,417	C.R. Bard Incorporated«	1,729,682
45,687	CareFusion Corporation†	1,288,373
101,140	Covidien plc«	5,253,212
29,111	DENTSPLY International Incorporated	1,076,816
34,129	Hospira Incorporated†	1,883,921
7,960	Intuitive Surgical Incorporated†	2,654,342
219,009	Medtronic Incorporated	8,618,004
66,667	St. Jude Medical Incorporated†	3,417,350
68,909	Stryker Corporation	4,189,667
24,586	Varian Medical Systems Incorporated†«	1,662,997
39,347	Zimmer Holdings Incorporated†	2,381,674

		46,385,462

Health Care Providers & Services: 2.03%
78,746	Aetna Incorporated	2,947,463
56,135	AmerisourceBergen Corporation	2,220,701
71,629	Cardinal Health Incorporated	2,946,101
55,549	CIGNA Corporation	2,459,710
30,674	Coventry Health Care Incorporated†	978,194
19,661	DaVita Incorporated†	1,681,212
108,193	Express Scripts Incorporated†	6,016,613
34,518	Humana Incorporated†	2,414,189
20,480	Laboratory Corporation of America Holdings†	1,886,822
52,073	McKesson Corporation	4,116,371
82,833	Medco Health Solutions Incorporated†	4,651,901
19,610	Patterson Companies Incorporated«	631,246
31,905	Quest Diagnostics Incorporated	1,841,557
99,522	Tenet Healthcare Corporation†	741,439
223,989	UnitedHealth Group Incorporated	10,124,303
76,905	WellPoint Incorporated†	5,367,200

		51,025,022

Health Care Technology: 0.07%
14,686	Cerner Corporation†«	1,633,083

90 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Shares	Security Name	Value
Life Sciences Tools & Services: 0.34%
36,864	Life Technologies Corporation†	$1,932,411
23,220	PerkinElmer Incorporated	609,989
79,996	Thermo Fisher Scientific Incorporated†	4,443,778
18,703	Waters Corporation†	1,625,291

		8,611,469

Pharmaceuticals: 5.15%
316,945	Abbott Laboratories	15,546,152
62,603	Allergan Incorporated	4,446,065
348,658	Bristol-Myers Squibb Company	9,215,031
208,639	Eli Lilly & Company	7,337,834
58,592	Forest Laboratories Incorporated†	1,892,522
560,173	Johnson & Johnson	33,190,250
631,416	Merck & Company Incorporated	20,843,042
89,509	Mylan Laboratories Incorporated†	2,029,169
1,637,424	Pfizer Incorporated	33,256,081
25,769	Watson Pharmaceuticals Incorporated†	1,443,322

		129,199,468

Health Care Equipment & Supplies: 0.08%
23,522	Edwards Lifesciences Corporation†	2,046,414

Industrials: 11.10%

Aerospace & Defense: 2.69%
150,794	Boeing Company	11,148,200
76,330	General Dynamics Corporation	5,843,825
25,724	Goodrich Corporation	2,200,174
160,588	Honeywell International Incorporated	9,588,709
1	Huntington Ingalls Industries Incorporated†	21
37,622	ITT Corporation	2,259,201
23,181	L-3 Communications Holdings Incorporated	1,815,304
58,753	Lockheed Martin Corporation	4,723,741
59,661	Northrop Grumman Corporation	3,741,341
29,379	Precision Castparts Corporation	4,324,001
73,665	Raytheon Company	3,747,339
31,761	Rockwell Collins Incorporated	2,059,066
188,510	United Technologies Corporation	15,957,372

		67,408,294

Air Freight & Logistics: 1.03%
34,009	C.H. Robinson Worldwide Incorporated«	2,521,087
43,458	Expeditors International of Washington Incorporated	2,178,984
64,516	FedEx Corporation	6,035,472
202,162	United Parcel Service Incorporated Class B	15,024,680

		25,760,223

Airlines: 0.08%
153,101	Southwest Airlines Company	1,933,666

Building Products: 0.04%
73,342	Masco Corporation	1,020,921

Commercial Services & Supplies: 0.58%
21,888	Avery Dennison Corporation	918,420
25,889	Cintas Corporation	783,660

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 91
INDEX PORTFOLIO

Shares	Security Name	Value
Commercial Services & Supplies (continued)
10,180	Dun & Bradstreet Corporation	$816,843
25,137	Equifax Incorporated«	976,572
41,000	Iron Mountain Incorporated	1,280,430
41,735	Pitney Bowes Incorporated«	1,072,172
62,925	Republic Services Incorporated	1,890,267
29,962	Robert Half International Incorporated«	916,837
42,297	RR Donnelley & Sons Company«	800,259
17,489	Stericycle Incorporated†«	1,550,750
97,380	Waste Management Incorporated	3,636,169

		14,642,379

Construction & Engineering: 0.20%
36,158	Fluor Corporation	2,663,398
25,883	Jacobs Engineering Group Incorporated†	1,331,163
44,137	Quanta Services Incorporated†«	989,993

		4,984,554

Electrical Equipment: 0.54%
154,443	Emerson Electric Company	9,024,104
29,153	Rockwell Automation Incorporated	2,759,331
19,525	Roper Industries Incorporated«	1,688,132

		13,471,567

Industrial Conglomerates: 2.52%
145,778	3M Company«	13,630,243
2,174,670	General Electric Company	43,602,134
56,531	Textron Incorporated«	1,548,384
97,025	Tyco International Limited	4,343,809

		63,124,570

Machinery: 2.43%
130,831	Caterpillar Incorporated	14,568,032
40,519	Cummins Incorporated	4,441,693
110,700	Danaher Corporation	5,745,330
86,229	Deere & Company	8,354,728
38,204	Dover Corporation	2,511,531
69,714	Eaton Corporation	3,864,944
11,413	Flowserve Corporation	1,469,994
102,076	Illinois Tool Works Incorporated	5,483,523
67,498	Ingersoll-Rand plc	3,260,828
21,460	Joy Global Incorporated	2,120,463
74,820	Paccar Incorporated	3,916,827
23,649	Pall Corporation	1,362,419
33,153	Parker Hannifin Corporation	3,138,926
11,937	Snap-On Incorporated«	716,936

		60,956,174

Road & Rail: 0.85%
75,853	CSX Corporation	5,962,046
72,931	Norfolk Southern Corporation	5,051,930
10,492	Ryder System Incorporated	530,895
100,557	Union Pacific Corporation	9,887,770

		21,432,641

92 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Shares	Security Name	Value
Trading Companies & Distributors: 0.14%
30,194	Fastenal Company«	$1,957,477
11,947	W.W. Grainger Incorporated«	1,644,863

		3,602,340

Information Technology: 17.28%

Communications Equipment: 2.05%
1,132,135	Cisco Systems Incorporated†	19,416,115
16,537	F5 Networks Incorporated†	1,696,200
26,201	Harris Corporation	1,299,570
45,922	JDS Uniphase Corporation†	957,014
109,552	Juniper Networks Incorporated†	4,609,948
60,264	Motorola Mobility Holdings Incorporated†	1,470,442
68,958	Motorola Solutions Incorporated†	3,081,733
336,640	QUALCOMM Incorporated	18,457,971
74,266	Tellabs Incorporated«	389,154

		51,378,147

Computers & Peripherals: 4.33%
188,678	Apple Incorporated†	65,744,849
343,932	Dell Incorporated†	4,990,453
423,649	EMC Corporation†	11,247,881
445,348	Hewlett-Packard Company	18,245,908
16,099	Lexmark International Incorporated†	596,307
75,340	NetApp Incorporated†	3,629,881
48,476	SanDisk Corporation†	2,234,259
47,445	Western Digital Corporation†	1,769,224

		108,458,762

Electronic Equipment & Instruments: 0.57%
70,681	Agilent Technologies Incorporated†	3,165,095
36,031	Amphenol Corporation Class A	1,959,726
320,657	Corning Incorporated	6,615,154
32,668	FLIR Systems Incorporated†«	1,130,639
40,156	Jabil Circuit Incorporated	820,387
28,290	Molex Incorporated«	710,645

		14,401,646

Internet Software & Services: 1.79%
38,328	Akamai Technologies Incorporated†	1,456,464
233,998	eBay Incorporated†	7,263,298
51,361	Google Incorporated Class A†	30,108,332
26,666	Monster Worldwide Incorporated†«	423,989
35,523	VeriSign Incorporated	1,286,288
268,168	Yahoo! Incorporated†	4,464,997

		45,003,368

IT Services: 2.38%
101,666	Automatic Data Processing Incorporated	5,216,482
62,303	Cognizant Technology Solutions Corporation Class A†	5,071,464
31,762	Computer Sciences Corporation	1,547,762
54,527	Fidelity National Information Services Incorporated	1,782,488
29,917	Fiserv Incorporated†	1,876,394
249,761	International Business Machines Corporation	40,728,526
60,157	SAIC Incorporated†«	1,017,856

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 93
INDEX PORTFOLIO

Shares	Security Name	Value
IT Services (continued)
34,447	Teradata Corporation†	$1,746,463
33,273	Total System Services Incorporated«	599,579

		59,587,014

Office Electronics: 0.12%
286,606	Xerox Corporation	3,052,354

Semiconductors & Semiconductor Equipment: 2.44%
117,882	Advanced Micro Devices Incorporated†«	1,013,785
65,528	Altera Corporation	2,884,543
61,360	Analog Devices Incorporated	2,416,357
270,215	Applied Materials Incorporated	4,220,758
97,396	Broadcom Corporation Class A	3,835,454
11,083	First Solar Incorporated†«	1,782,590
1,123,944	Intel Corporation	22,669,950
34,247	KLA-Tencor Corporation	1,622,280
46,461	Linear Technology Corporation	1,562,483
126,164	LSI Logic Corporation†	857,915
47,168	MEMC Electronic Materials Incorporated†«	611,297
38,589	Microchip Technology Incorporated«	1,466,768
175,651	Micron Technology Incorporated†	2,012,960
49,386	National Semiconductor Corporation	708,195
18,469	Novellus Systems Incorporated†	685,754
118,989	NVIDIA Corporation†	2,196,537
37,959	Teradyne Incorporated†«	676,050
240,036	Texas Instruments Incorporated	8,295,644
53,465	Xilinx Incorporated«	1,753,652

		61,272,972

Software: 3.60%
103,652	Adobe Systems Incorporated†	3,437,100
46,879	Autodesk Incorporated†	2,067,833
36,582	BMC Software Incorporated†	1,819,589
78,344	CA Incorporated	1,894,358
38,424	Citrix Systems Incorporated†	2,822,627
44,802	Compuware Corporation†	517,463
68,468	Electronic Arts Incorporated†«	1,337,180
55,772	Intuit Incorporated†	2,961,493
1,514,313	Microsoft Corporation	38,402,978
72,003	Novell Incorporated†	426,978
796,748	Oracle Corporation	26,587,481
39,518	Red Hat Incorporated†	1,793,722
24,220	Salesforce.com Incorporated†	3,235,308
156,314	Symantec Corporation†	2,898,062

		90,202,172

Materials: 3.64%

Chemicals: 2.11%
44,016	Air Products & Chemicals Incorporated	3,969,363
15,347	Airgas Incorporated	1,019,348
14,602	CF Industries Holdings Incorporated	1,997,408
239,191	Dow Chemical Company	9,029,460
188,751	E.I. du Pont de Nemours & Company	10,375,642
14,489	Eastman Chemical Company	1,439,047
47,650	Ecolab Incorporated	2,431,103

94 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Shares	Security Name	Value
Chemicals (continued)
14,640	FMC Corporation	$1,243,375
16,436	International Flavors & Fragrances Incorporated	1,023,963
109,917	Monsanto Company	7,942,602
32,889	PPG Industries Incorporated«	3,131,362
62,118	Praxair Incorporated	6,311,189
18,229	Sherwin-Williams Company	1,531,054
24,973	Sigma-Aldrich Corporation«	1,589,282

		53,034,198

Construction Materials: 0.05%
26,431	Vulcan Materials Company«	1,205,254

Containers & Packaging: 0.15%
34,652	Ball Corporation	1,242,274
21,922	Bemis Company Incorporated	719,261
33,529	Owens-Illinois Incorporated†«	1,012,241
32,626	Sealed Air Corporation«	869,809

		3,843,585

Metals & Mining: 1.18%
22,579	AK Steel Holding Corporation«	356,297
217,639	Alcoa Incorporated	3,841,328
20,215	Allegheny Technologies Incorporated«	1,368,960
27,743	Cliffs Natural Resources Incorporated	2,726,582
193,843	Freeport-McMoRan Copper & Gold Incorporated Class B	10,767,979
101,022	Newmont Mining Corporation	5,513,781
64,697	Nucor Corporation	2,977,356
18,450	Titanium Metals Corporation†«	342,801
29,442	United States Steel Corporation«	1,588,101

		29,483,185

Paper & Forest Products: 0.15%
90,059	International Paper Company	2,717,981
34,482	MeadWestvaco Corporation	1,045,839

		3,763,820

Telecommunication Services: 3.00%

Diversified Telecommunication Services: 2.69%
1,210,664	AT&T Incorporated	37,046,318
62,589	CenturyTel Incorporated«	2,600,573
203,526	Frontier Communications Corporation«	1,672,984
356,909	Qwest Communications International Incorporated	2,437,688
579,190	Verizon Communications Incorporated	22,321,983
103,281	Windstream Corporation«	1,329,226

		67,408,772

Wireless Telecommunication Services: 0.31%
81,431	American Tower Corporation Class A†	4,219,754
54,047	MetroPCS Communications Incorporated†«	877,723
612,418	Sprint Nextel Corporation†«	2,841,620

		7,939,097

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 95
INDEX PORTFOLIO

Shares	Security Name	Value
Utilities: 3.14%

Electric Utilities: 1.79%
98,469	American Electric Power Company Incorporated	$3,460,201
59,795	Consolidated Edison Incorporated«	3,032,802
272,209	Duke Energy Corporation	4,940,593
66,726	Edison International	2,441,504
36,667	Entergy Corporation	2,464,389
135,550	Exelon Corporation	5,590,082
85,649	FirstEnergy Corporation	3,176,721
86,211	Nextera Energy Incorporated	4,751,950
36,148	Northeast Utilities	1,250,721
46,097	Pepco Holdings Incorporated	859,709
22,278	Pinnacle West Capital Corporation	953,276
99,204	PPL Corporation«	2,509,861
60,118	Progress Energy Incorporated	2,773,845
173,182	The Southern Company	6,599,966

		44,805,620

Gas Utilities: 0.08%
9,329	Nicor Incorporated	500,967
21,918	ONEOK Incorporated	1,465,876

		1,966,843

Independent Power Producers & Energy Traders: 0.16%
135,605	AES Corporation†	1,762,865
40,930	Constellation Energy Group Incorporated	1,274,151
50,696	NRG Energy Incorporated†	1,091,992

		4,129,008

Multi-Utilities: 1.11%
49,264	Ameren Corporation	1,382,840
87,009	CenterPoint Energy Incorporated	1,527,878
51,639	CMS Energy Corporation«	1,014,190
118,958	Dominion Resources Incorporated	5,317,423
34,702	DTE Energy Company	1,699,010
15,976	Integrys Energy Group Incorporated	806,948
57,200	NiSource Incorporated«	1,097,096
81,154	PG&E Corporation	3,585,384
103,637	Public Service Enterprise Group Incorporated	3,265,602
23,308	SCANA Corporation«	917,636
49,256	Sempra Energy	2,635,196
44,010	TECO Energy Incorporated	825,628
47,872	Wisconsin Energy Corporation	1,460,096
98,854	Xcel Energy Incorporated	2,361,621

		27,896,548

Total Common Stocks (Cost $2,033,292,331)		2,473,522,282

		Yield
Short-Term Investments: 6.14%

Investment Companies: 5.77%
27,268,441	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	27,268,441
117,369,173	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.24	117,369,173

			144,637,614

96 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INDEX PORTFOLIO

Principal	Security Name		Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 0.23%
$4,843,682	Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$2,003,831
6,387,023	VFNC Corporation ±(a)††(i)(v)		0.26	09/29/2011	3,832,214

					5,836,045

US Treasury Bills: 0.14%
1,000,000	US Treasury Bill^#		0.04	05/12/2011	999,949
2,500,000	US Treasury Bill^#		0.05	05/05/2011	2,499,890

					3,499,839

Total Short-Term Investments (Cost $151,476,222)					153,973,498

Total Investments in Securities (Cost $2,184,768,553)*		104.76%			2,627,495,780
Other Assets and Liabilities, Net		(4.76)			(119,417,336)

Total Net Assets		100.00%			$2,508,078,444

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $186,325,245.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

*	Cost for federal income tax purposes is $2,266,958,122 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$577,101,364
Gross unrealized depreciation	(216,563,706)

Net unrealized appreciation	$360,537,658
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 97
INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value
Common Stocks: 94.62%

Argentina: 0.62%
13,403	Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$185,766

Australia: 3.04%
19,660	AMP Limited (Financials, Insurance)	110,421
3,877	Commonwealth Bank of Australia (Financials, Commercial Banks)	210,133
3,422	Macquarie Group Limited (Financials, Capital Markets)	129,547
6,335	Newcrest Mining Limited (Materials, Metals & Mining)	260,925
7,602	Westpac Banking Corporation (Financials, Commercial Banks)	191,310

		902,336

Belgium: 0.62%
3,226	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	183,767

Brazil: 0.46%
6,572	Banco Bradesco SA ADR (Financials, Commercial Banks)«	136,369

Canada: 5.20%
11,817	Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	383,580
7,704	Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	380,949
3,432	EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	118,695
3,141	Goldcorp Incorporated (Materials, Metals & Mining)	156,613
5,345	Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	239,712
4,992	Teck Cominco Incorporated Limited (Materials, Metals & Mining)	264,609

		1,544,158

Cayman Islands: 2.23%
2,974	NetEase.com Incorporated ADR (Information Technology, Internet Software & Services)†	147,243
4,804	SINA Corporation (Information Technology, Internet Software & Services)«†	514,220

		661,463

China: 3.01%
1,070	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	147,457
184,000	China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	129,392
2,261	China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	104,549
2,149	Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	89,162
336,000	Shanghai Electric Corporation (Industrials, Electrical Equipment)	168,031
5,200	Tencent Holdings Limited (Information Technology, Internet Software & Services)	126,682
28,000	ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	130,307

		895,580

Denmark: 1.16%
15	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	141,099
1,884	Carlsberg A/S (Consumer Staples, Beverages)	202,860

		343,959

France: 11.00%
3,209	Alstom RGPT (Industrials, Machinery)	189,757
4,228	BNP Paribas SA (Financials, Commercial Banks)	309,243
3,387	Carrefour SA (Consumer Staples, Food & Staples Retailing)	149,954
4,436	Compagnie de Saint-Gobain (Industrials, Building Products)	271,617

98 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value
France (continued)
11,090	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	$248,482
2,644	Groupe Danone (Consumer Staples, Food Products)	172,721
1,781	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	281,934
2,471	Pernod-Ricard (Consumer Staples, Beverages)	230,775
3,373	Peugeot SA (Consumer Discretionary, Automobiles)	133,272
1,286	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	197,105
2,808	Publicis Groupe (Consumer Discretionary, Media)	157,489
2,525	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	177,043
4,169	Societe Generale (Financials, Commercial Banks)	270,896
2,777	Technip SA (Energy, Energy Equipment & Services)	296,151
2,996	Total SA (Energy, Oil, Gas & Consumable Fuels)	182,384

		3,268,823

Germany: 9.52%
2,329	Allianz AG (Financials, Insurance)	326,864
2,762	BASF SE (Materials, Chemicals)	238,890
4,310	Bayer AG (Health Care, Pharmaceuticals)	333,748
4,346	Daimler AG (Consumer Discretionary, Automobiles)«	307,034
1,707	Deutsche Boerse AG (Financials, Diversified Financial Services)«	129,546
4,076	Fresenius SE (Health Care, Health Care Equipment & Supplies)	377,032
1,773	Hochtief AG (Industrials, Construction & Engineering)	190,714
2,532	Metro AG (Consumer Staples, Food & Staples Retailing)	173,012
1,257	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	197,738
3,733	SAP AG (Information Technology, Software)	228,546
2,386	Siemens AG (Industrials, Industrial Conglomerates)	327,019

		2,830,143

Israel: 0.46%
2,728	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	136,864

Italy: 0.58%
58,445	Intesa Sanpaolo (Financials, Commercial Banks)	172,945

Japan: 11.73%
4,400	Canon Incorporated (Information Technology, Office Electronics)	191,488
91,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	359,930
4,100	JFE Holdings Incorporated (Materials, Metals & Mining)	119,974
10,700	Komatsu Limited (Industrials, Machinery)	363,399
6,400	Makita Corporation (Industrials, Machinery)	297,764
42,300	Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	195,278
400	Nintendo Company Limited (Information Technology, Software)	108,055
17,000	NKSJ Holdings Incorporated (Financials, Insurance)	110,976
28,700	Nomura Holdings Incorporated (Financials, Capital Markets)	150,090
67,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	437,377
2,400	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	74,614
1,700	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	100,451
2,100	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	115,755
17,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	83,181
13,900	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	559,810
606	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	216,814

		3,484,956

Luxembourg: 0.23%
1,907	ArcelorMittal (Materials, Metals & Mining)	68,984

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 99
INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value
Netherlands: 6.20%
4,056	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	$178,768
17,621	ING Groep NV (Financials, Diversified Financial Services)	223,029
3,630	Koninklijke Philips Electronics NV (Materials, Chemicals)	116,033
11,246	New World Resources NV (Materials, Metals & Mining)	184,918
1,500	Nielsen Holdings NV (Industrials, Professional Services)†	40,965
8,502	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	473,527
7,017	Unilever NV (Consumer Staples, Food Products)	220,022
19,627	USG People NV (Industrials, Commercial Services & Supplies)	406,104

		1,843,366

Norway: 0.52%
9,379	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	154,331

Singapore: 0.43%
11,000	DBS Group Holdings Limited (Financials, Commercial Banks)	127,759

South Korea: 1.48%
1,212	Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	224,291
253	Samsung Electronics Company Limited (Consumer Discretionary, Specialty Retail)	214,956

		439,247

Spain: 4.72%
19,038	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	230,981
21,247	Banco Santander Central Hispano SA (Financials, Commercial Banks)	246,671
1,888	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	151,497
32,557	International Consolidated Airlines (Industrials, Airlines)†	118,557
13,193	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	452,003
8,110	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	203,032

		1,402,741

Switzerland: 8.69%
5,996	ABB Limited (Industrials, Electrical Equipment)	144,008
3,392	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	195,912
8,540	Credit Suisse Group (Financials, Capital Markets)	362,892
8,732	Nestle SA (Consumer Staples, Food Products)	500,533
6,059	Novartis AG (Health Care, Pharmaceuticals)	328,644
1,189	Roche Holdings AG (Health Care, Pharmaceuticals)	169,839
626	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	276,776
16,248	UBS AG (Financials, Capital Markets)	291,526
1,122	Zurich Financial Services AG (Financials, Insurance)	314,062

		2,584,192

United Kingdom: 22.72%
3,989	Anglo American plc (Materials, Metals & Mining)	205,221
14,777	Antofagasta plc (Materials, Metals & Mining)	322,628
87,092	Ashtead Group plc (Industrials, Trading Companies & Distributors)	277,190
90,381	Barclays plc (Financials, Commercial Banks)	402,417
11,168	BG Group plc (Health Care, Health Care Providers & Services)	277,872
12,146	BHP Billiton plc (Materials, Metals & Mining)	479,321
23,003	BP plc (Energy, Oil, Gas & Consumable Fuels)	167,532
12,004	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	226,075
12,807	Cookson Group plc (Utilities, Multi-Utilities)	141,658
3,978	Diageo plc (Consumer Staples, Beverages)	76,569
10,942	Experian Group Limited (Financials, Diversified Financial Services)	135,510
142,177	Game Group plc (Consumer Discretionary, Specialty Retail)	128,865

100 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
13,538	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	$258,331
82,406	Hays plc (Industrials, Commercial Services & Supplies)	153,744
48,609	HSBC Holdings plc (Financials, Commercial Banks)	499,842
7,475	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	153,250
4,139	Intertek Group plc (Industrials, Commercial Services & Supplies)	135,053
24,979	Kingfisher plc (Consumer Discretionary, Specialty Retail)	98,535
237,573	Lloyds TSB Group plc (Financials, Commercial Banks)†	221,389
24,334	Persimmon plc (Consumer Discretionary, Household Durables)	173,713
6,216	Rio Tinto plc (Materials, Metals & Mining)	436,661
12,400	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	450,356
7,126	Standard Chartered plc (Financials, Commercial Banks)	184,848
14,541	Travis Perkins plc (Industrials, Trading Companies & Distributors)	236,999
139,228	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	394,212
12,556	WPP plc (Consumer Discretionary, Media)	154,794
15,428	Xstrata plc (Materials, Metals & Mining)	360,600

		6,753,185

Total Common Stocks (Cost $24,031,225)		28,120,934

Investment Companies: 1.32%
3,262	iShares MSCI China ETF	196,014
5,257	Vanguard MSCI EAFE ETF	196,139

Total Investment Companies (Cost $393,360)		392,153

			Yield
Short-Term Investments: 4.89%

Investment Companies: 4.89%
544,410	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	544,410
907,670	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.24	907,670

Total Short-Term Investments (Cost $1,452,080)				1,452,080

Total Investments in Securities (Cost $25,876,665)*		100.83%		29,965,167
Other Assets and Liabilities, Net		(0.83)		(245,832)

Total Net Assets		100.00%		$29,719,335

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $26,483,905 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,671,750
Gross unrealized depreciation	(190,488)

Net unrealized appreciation	$3,481,262
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 101
INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 95.29%

Australia: 2.83%
755,069	Asciano Group (Industrials, Road & Rail)	$1,358,949
17,512	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	212,653
330,353	Foster’s Group Limited (Consumer Staples, Beverages)	1,954,527

		3,526,129

Belgium: 1.89%
41,397	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,358,152

Bermuda: 2.30%
81,966	Hongkong Land Holdings Limited (Financials, Real Estate Management & Development)	573,762
983,921	Huabao International Holdings Limited (Materials, Chemicals)	1,512,839
510,846	NWS Holdings Limited (Industrials, Industrial Conglomerates)	781,517

		2,868,118

Brazil: 0.99%
30,668	Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,239,907

Canada: 2.68%
8,399	Canadian National Railway Company (Industrials, Road & Rail)«	632,193
42,164	Canadian Pacific Railway Limited (Industrials, Road & Rail)«	2,712,832

		3,345,025

Cayman Islands: 6.68%
284,500	China Resources Land Limited (Industrials, Machinery)	532,531
2,134,629	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,764,019
3,776	SINA Corporation (Information Technology, Internet Software & Services)«†	404,183
943,550	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,632,243

		8,332,976

China: 4.79%
21,161	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	2,916,197
1,498,029	China Construction Bank (Financials, Commercial Banks)	1,403,942
25,452	Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	1,056,003
10,424	E-Commerce China Dangdang ADR (Consumer Discretionary, Internet & Catalog Retail)«†	215,047
15,700	Tencent Holdings Limited (Information Technology, Internet Software & Services)	382,481

		5,973,670

France: 9.09%
21,297	BNP Paribas SA (Financials, Commercial Banks)	1,557,698
6,124	Compagnie de Saint-Gobain (Industrials, Building Products)	374,973
1,588	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	251,382
188,264	Natixis (Financials, Commercial Banks)	1,064,829
30,617	Pernod-Ricard (Consumer Staples, Beverages)	2,859,427
15,165	Publicis Groupe (Consumer Discretionary, Media)	850,539
11,238	Unibail-Rodamco (Financials, Real Estate Management & Development)	2,434,364
31,218	Vinci SA (Industrials, Construction & Engineering)	1,950,857

		11,344,069

Germany: 13.03%
16,896	BASF SE (Materials, Chemicals)	1,461,363
49,019	Bayer AG (Health Care, Pharmaceuticals)	3,795,824
19,564	Beiersdorf AG (Consumer Staples, Personal Products)	1,194,024
7,538	Brenntag AG (Materials, Chemicals)	837,108

102 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Germany (continued)
48,903	Daimler AG (Consumer Discretionary, Automobiles)	$3,454,869
16,203	Linde AG (Materials, Chemicals)	2,559,213
21,586	Siemens AG (Industrials, Industrial Conglomerates)	2,958,520

		16,260,921

Hong Kong: 11.21%
779,600	AIA Group Limited (Financials, Insurance)†	2,400,373
61,900	Bank of East Asia Limited (Financials, Commercial Banks)	263,005
95,651	Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	545,976
299,543	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	976,199
114,600	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	1,868,122
257,989	China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	524,698
238,401	Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	346,941
69,848	Hang Seng Bank Limited (Financials, Commercial Banks)	1,127,833
197,600	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	1,369,232
62,100	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	1,349,210
830,900	Sino Land Company (Financials, Real Estate Management & Development)	1,476,244
109,300	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	1,731,140

		13,978,973

India: 1.18%
15,179	Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	117,940
86,323	Housing Development Finance Corporation (Industrials, Construction & Engineering)	1,357,320

		1,475,260

Ireland: 0.53%
11,973	Accenture plc (Information Technology, IT Services)	658,156

Italy: 2.10%
104,261	Fiat Industrial (Consumer Discretionary, Auto Components)†	1,496,795
377,567	Intesa Sanpaolo (Financials, Commercial Banks)	1,117,263

		2,614,058

Japan: 8.88%
48,000	Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,005,819
27,700	Canon Incorporated (Information Technology, Office Electronics)	1,205,506
58,800	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	2,209,065
110	Japan Tobacco Incorporated (Consumer Staples, Tobacco)	397,391
67	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	414,823
37,800	Kubota Corporation (Industrials, Machinery)	356,278
175,100	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	3,138,664
58,800	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,346,910

		11,074,456

Netherlands: 3.06%
23,583	Akzo Nobel NV (Materials, Chemicals)	1,620,290
152,623	ING Groep NV (Financials, Diversified Financial Services)	1,931,751
10,381	TNT NV (Industrials, Air Freight & Logistics)	266,286

		3,818,327

Russia: 1.38%
53,187	Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	1,720,068

Singapore: 0.24%
33,427	City Developments Limited (Financials, Real Estate Management & Development)	305,497

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 103
INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Spain: 1.32%
16,700	Amadeus IT Holding SA (Information Technology, IT Services)	$319,508
16,546	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,327,681

		1,647,189

Sweden: 0.86%
56,780	Sandvik AB (Industrials, Machinery)	1,071,389

Switzerland: 8.23%
52,604	ABB Limited (Industrials, Electrical Equipment)	1,263,412
36,578	Adecco SA (Industrials, Professional Services)	2,405,347
69,951	Nestle SA (Consumer Staples, Food Products)	4,009,712
5,854	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,588,252

		10,266,723

United Kingdom: 12.02%
25,059	BG Group plc (Health Care, Health Care Providers & Services)	623,496
172,475	Experian Group Limited (Financials, Diversified Financial Services)	2,136,002
486,323	Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	790,926
43,650	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	1,349,349
555,262	Kingfisher plc (Consumer Discretionary, Specialty Retail)	2,190,356
24,811	Standard Chartered plc (Financials, Commercial Banks)	643,595
382,128	Tesco plc (Consumer Staples, Food & Staples Retailing)	2,335,566
271,724	WPP plc (Consumer Discretionary, Media)	3,349,887
67,589	Xstrata plc (Materials, Metals & Mining)	1,579,773

		14,998,950

Total Common Stocks (Cost $102,497,472)		118,878,013

			Yield
Short-Term Investments: 10.45%

Investment Companies: 10.45%
5,345,034	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	5,345,034
7,685,687	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24	7,685,687

Total Short-Term Investments (Cost $13,030,721)				13,030,721

Total Investments in Securities (Cost $115,528,193)*		105.74%		131,908,734
Other Assets and Liabilities, Net		(5.74)		(7,157,526)

Total Net Assets		100.00%		$124,751,208

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $118,041,442 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,295,223
Gross unrealized depreciation	(1,427,931)

Net unrealized appreciation	$13,867,292
The accompanying notes are an integral part of these financial statements.

104 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 99.77%

Australia: 8.86%
1,213	AGL Energy Limited (Utilities, Multi-Utilities)	$17,954
6,177	Alumina Limited (Materials, Metals & Mining)	15,717
3,225	Amcor Limited (Materials, Containers & Packaging)	23,551
7,295	AMP Limited (Financials, Insurance)	40,973
7,708	Asciano Group (Industrials, Road & Rail)	13,873
450	ASX Limited (Financials, Diversified Financial Services)	16,021
6,679	Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	164,490
991	Bendigo Bank Limited (Financials, Commercial Banks)	9,769
8,724	BHP Billiton Limited (Materials, Metals & Mining)	420,142
612	Billabong International Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,779
4,803	BlueScope Steel Limited (Industrials, Professional Services)	9,812
1,915	Boral Limited (Materials, Construction Materials)	9,904
3,746	Brambles Limited (Industrials, Commercial Services & Supplies)	27,433
400	Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	6,454
5,717	CFS Retail Property Trust (Financials, Real Estate Investment Trusts (REITs))	10,881
1,306	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	15,859
149	Cochlear Limited (Health Care, Health Care Equipment & Supplies)	12,790
4,057	Commonwealth Bank of Australia (Financials, Commercial Banks)	219,889
1,171	Computershare Limited (Information Technology, IT Services)	11,216
1,188	Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,015
1,444	CSL Limited (Health Care, Biotechnology)	53,366
1,496	CSR Limited (Industrials, Industrial Conglomerates)	5,075
12,665	DB Rreef Trust (Financials, Real Estate Investment Trusts (REITs))	11,135
19	Duluxgroup Limited (Materials, Chemicals)	53
6,273	Fairfax Media Limited (Consumer Discretionary, Media)	8,370
2,862	Fortescue Metals Group Limited (Materials, Metals & Mining)	18,976
5,085	Foster’s Group Limited (Consumer Staples, Beverages)	30,085
4,250	Goodman Fielder Limited (Consumer Staples, Food Products)	5,407
4,457	GPT Group (Financials, Real Estate Investment Trusts (REITs))	14,476
1,574	Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	4,884
4,213	Incitec Pivot Limited (Materials, Chemicals)	18,869
5,605	Insurance Australia Group Limited (Financials, Insurance)	20,813
356	Leighton Holdings Limited (Industrials, Construction & Engineering)	10,859
1,444	Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	13,547
382	MacArthur Coal Limited (Materials, Metals & Mining)	4,583
2	Macquaire Office Trust (Financials, Real Estate Investment Trusts (REITs))	7
1,087	Macquarie Airports Group (Industrials, Transportation Infrastructure)	3,418
18,390	Macquarie Goodman Group (Financials, Real Estate Investment Trusts (REITs))	13,030
930	Macquarie Group Limited (Financials, Capital Markets)	35,207
2,269	Metcash Limited (Consumer Staples, Food & Staples Retailing)	9,763
8,853	Mirvac Group (Financials, Real Estate Investment Trusts (REITs))	11,401
5,589	National Australia Bank Limited (Financials, Commercial Banks)	149,438
2,014	Newcrest Mining Limited (Materials, Metals & Mining)	82,952
3,508	OneSteel Limited (Materials, Metals & Mining)	8,854
949	Orica Limited (Materials, Chemicals)	25,885
2,670	Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	44,795
7,906	OZ Minerals Limited (Materials, Metals & Mining)	13,043
2,019	Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	7,539
3,289	Qantas Airways Limited (Industrials, Airlines)	7,416
2,658	QBE Insurance Group Limited (Financials, Insurance)	48,580
4,487	QR National Limited (Industrials, Road & Rail)†	15,548
343	Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	6,773
1,148	Rio Tinto Limited (Materials, Metals & Mining)	100,635
2,195	Santos Limited (Energy, Oil, Gas & Consumable Fuels)	35,305

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 105
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Australia (continued)
488	Sims Group Limited (Materials, Metals & Mining)	$8,838
969	Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	12,007
4,134	SP AusNet (Utilities, Electric Utilities)	3,763
6,260	Stockland (Financials, Real Estate Investment Trusts (REITs))	24,022
3,381	SunCorp-Metway Limited (Financials, Insurance)	29,656
1,878	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,549
3,377	Tatts Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,174
11,473	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	33,465
1,674	Toll Holdings Limited (Industrials, Air Freight & Logistics)	10,268
3,646	Transurban Group (Industrials, Transportation Infrastructure)	20,252
2,701	Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	88,786
385	Wesfarmers Limited Price Protected Shares (Consumer Staples, Food & Staples Retailing)	12,819
5,754	Westfield Group (Financials, Real Estate Investment Trusts (REITs))	55,588
5,754	Westfield Retail Trust (Financials, Real Estate Investment Trusts (REITs))†	15,593
7,830	Westpac Banking Corporation (Financials, Commercial Banks)	197,056
1,640	Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	79,388
3,132	Woolworths Limited (Consumer Staples, Food & Staples Retailing)	87,080
505	WorleyParsons Limited (Energy, Energy Equipment & Services)	16,182

		2,619,095

Austria: 0.35%
497	Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	25,078
2,606	IMMOFINANZ Immobilien Anlagen AG (Financials, Real Estate Investment Trusts (REITs))	11,767
389	OMV AG (Energy, Oil, Gas & Consumable Fuels)	17,581
128	Raiffeisen International Bank Holdings (Financials, Commercial Banks)	7,104
843	Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	12,329
178	Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	7,908
289	Voestalpine AG (Materials, Metals & Mining)	13,569
114	Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	6,511

		101,847

Belgium: 0.95%
1,902	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	108,346
2,600	Anheuser-Busch InBev NV Strip VVPR (Consumer Staples, Beverages)†	18
102	Bekaert SA (Industrials, Electrical Equipment)	11,635
395	Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	15,302
199	Colruyt SA (Consumer Staples, Food & Staples Retailing)	10,480
272	Delhaize Group (Consumer Staples, Food & Staples Retailing)	22,146
1,642	Dexia (Financials, Commercial Banks)†	6,395
6,006	Fortis (Financials, Insurance)	17,066
9,100	Fortis Strip VVPR (Financials, Insurance)†	26
217	Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	20,263
435	KBC Groep NV (Financials, Commercial Banks)	16,358
80	Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	5,546
67	Nationale A Portefeuille (Financials, Diversified Financial Services)	4,612
159	Solvay SA (Materials, Chemicals)	18,836
265	UCB SA (Health Care, Pharmaceuticals)	10,063
295	Umicore (Materials, Chemicals)	14,631

		281,723

Bermuda: 0.43%
1,000	Cheung Kong Infrastructure Holdings Limited (Utilities, Electric Utilities)	4,725
2,843	Esprit Holdings Limited (Consumer Discretionary, Specialty Retail)	13,048
50	Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	14
1,976	Kerry Properties Limited (Financials, Real Estate Management & Development)	9,882

106 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Bermuda (continued)
6,200	Li & Fung Limited (Consumer Discretionary, Distributors)	$31,763
8,914	Mongolia Energy Company Limited (Energy, Oil, Gas & Consumable Fuels)†	1,799
7,986	Noble Group Limited (Industrials, Trading Companies & Distributors)	13,558
4,084	NWS Holdings Limited (Industrials, Industrial Conglomerates)	6,248
200	Orient Overseas International Limited (Industrials, Marine)	2,099
728	Seadrill Limited (Energy, Energy Equipment & Services)	26,328
4,333	Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,197
2,000	Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,364

		127,025

Cayman Islands: 0.13%
500	ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	6,277
6,000	Foxconn International Holdings Limited (Information Technology, Electronic Equipment & Instruments)†	3,602
1,500	Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	3,591
5,962	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,306
3,812	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,634

		37,410

Cyprus: 0.02%
1,977	Bank of Cyprus Public Company Limited (Financials, Commercial Banks)	7,173

Denmark: 1.12%
1	A.P. Moller-Maersk A/S Class A (Industrials, Marine)	9,190
4	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	37,626
312	Carlsberg A/S (Consumer Staples, Beverages)	33,595
67	Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	9,704
409	Danske Bank (Financials, Commercial Banks)†	9,134
1,228	Danske Bank (Financials, Commercial Banks)	27,192
550	DSV A/S (Industrials, Road & Rail)	13,580
1,102	Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	138,452
106	Novozymes A/S Class B (Materials, Chemicals)	16,229
141	Pandora A/S (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,196
75	Trygvesta A/S (Financials, Insurance)	4,411
548	Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	23,769
20	William Demant Holding (Health Care, Health Care Equipment & Supplies)†	1,732

		331,810

Finland: 1.10%
357	Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	7,857
1,155	Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	39,219
138	Kesko Oyj (Consumer Staples, Food & Staples Retailing)	6,454
421	Kone Oyj (Industrials, Machinery)	24,224
357	Metso Oyj (Industrials, Machinery)	19,195
380	Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	7,836
9,876	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	84,467
280	Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	11,916
368	OKO Bank (Financials, Diversified Financial Services)	5,017
267	Orion Oyj (Health Care, Pharmaceuticals)	6,478
238	Outokumpu Oyj (Materials, Metals & Mining)	4,122
200	Rautaruukki Oyj (Materials, Metals & Mining)	4,796
1,107	Sampo Oyj (Financials, Insurance)	35,315
240	SanomaWSOY Oyj (Consumer Discretionary, Media)	5,432
1,560	Stora Enso Oyj (Materials, Paper & Forest Products)	18,582
1,430	UPM-Kymmene Oyj (Materials, Paper & Forest Products)	30,237
376	Wartsila Oyj (Industrials, Machinery)	14,680

		325,827

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 107
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
France: 9.80%
378	Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	$16,984
88	Aeroports de Paris (Industrials, Transportation Infrastructure)	8,106
400	Air France-KLM (Industrials, Airlines)	6,661
732	Air Liquide SA (Materials, Chemicals)	97,266
5,904	Alcatel SA (Information Technology, Communications Equipment)	33,895
541	Alstom RGPT (Industrials, Machinery)	31,991
134	Atos Origin SA (Information Technology, IT Services)	7,857
4,538	AXA SA (Financials, Insurance)	94,829
35	BioMerieux (Health Care, Health Care Equipment & Supplies)	3,671
2,499	BNP Paribas SA (Financials, Commercial Banks)	182,781
607	Bouygues SA (Industrials, Construction & Engineering)	29,149
129	Bureau Veritas SA (Industrials, Commercial Services & Supplies)	10,132
397	Cap Gemini SA (Information Technology, IT Services)	23,059
1,584	Carrefour SA (Consumer Staples, Food & Staples Retailing)	70,129
142	Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,441
168	Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	23,649
440	CNP Assurances (Financials, Insurance)	9,341
1,023	Compagnie de Saint-Gobain (Industrials, Building Products)	62,638
378	Compagnie Generale de Geophysique — Veritas (Energy, Energy Equipment & Services)†	13,631
454	Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	38,347
2,460	Credit Agricole SA (Financials, Commercial Banks)	40,371
156	Dassault Systemes SA (Information Technology, Software)	11,989
434	Edenred (Consumer Staples, Commercial Services & Supplies)	13,098
120	Eiffage SA (Industrials, Construction & Engineering)†	7,209
682	Electricite de France (Utilities, Electric Utilities)	28,242
15	Eramet (Materials, Metals & Mining)	5,544
532	Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	39,507
86	Eurazeo (Financials, Diversified Financial Services)	6,725
260	Eutelsat Communications (Consumer Discretionary, Media)	10,385
72	Fonciere des Regions (Financials, Real Estate Investment Trusts (REITs))	7,672
4,871	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	109,139
3,221	Gaz de France (Utilities, Multi-Utilities)	131,238
1,701	GDF Suez (Utilities, Electric Utilities)	2
56	Gecina SA (Financials, Real Estate Investment Trusts (REITs))	7,724
1,507	Groupe Danone (Consumer Staples, Food Products)	98,446
1,205	Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	12,820
28	Hermes International (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,139
69	ICADE (Financials, Real Estate Investment Trusts (REITs))	8,515
48	ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	5,755
112	Imerys SA (Materials, Construction Materials)	8,211
197	JC Decaux SA (Consumer Discretionary, Media)	6,611
270	Klepierre (Financials, Real Estate Investment Trusts (REITs))	10,959
630	L’Oreal SA (Consumer Staples, Personal Products)	73,391
528	Lafarge SA (Materials, Construction Materials)	32,936
299	Lagardere SCA (Consumer Discretionary, Media)	12,765
333	Legrand SA (Industrials, Electrical Equipment)	13,853
637	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	100,838
188	M6 Metropole Television (Consumer Discretionary, Media)	4,913
2,215	Natixis (Financials, Commercial Banks)	12,528
94	Neopost SA (Information Technology, Office Electronics)	8,234
369	PagesJaunes SA (Consumer Discretionary, Media)	3,696
526	Pernod-Ricard (Consumer Staples, Beverages)	49,125
393	Peugeot SA (Consumer Discretionary, Automobiles)	15,528
197	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	30,194
336	Publicis Groupe (Consumer Discretionary, Media)	18,845
506	Renault SA (Consumer Discretionary, Automobiles)	27,974

108 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
France (continued)
424	Safran SA (Industrials, Aerospace & Defense)	$14,986
2,734	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	191,697
629	Schneider Electric SA (Industrials, Electrical Equipment)	107,505
444	SCOR SE (Financials, Insurance)	12,091
79	Societe BIC SA (Industrials, Commercial Services & Supplies)	7,022
1,670	Societe Generale (Financials, Commercial Banks)	108,514
348	Societe Television Francaise 1 (Consumer Discretionary, Media)	6,389
245	Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,892
684	Suez Environnement SA (Utilities, Water Utilities)	14,153
270	Technip SA (Energy, Energy Equipment & Services)	28,794
265	Thales SA (Industrials, Aerospace & Defense)	10,570
5,518	Total SA (Energy, Oil, Gas & Consumable Fuels)	335,913
243	Unibail-Rodamco (Financials, Real Estate Management & Development)	52,638
287	Vallourec SA (Industrials, Machinery)	32,197
952	Veolia Environnement (Utilities, Multi-Utilities)	29,601
1,162	Vinci SA (Industrials, Construction & Engineering)	72,615
3,257	Vivendi SA (Consumer Discretionary, Media)	93,009

		2,894,264

Germany: 8.12%
545	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	34,336
1,177	Allianz AG (Financials, Insurance)	165,186
39	Axel Springer AG (Consumer Discretionary, Media)	6,304
2,394	BASF SE (Materials, Chemicals)	207,061
2,160	Bayer AG (Health Care, Pharmaceuticals)	167,261
854	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	71,104
230	Beiersdorf AG (Consumer Staples, Personal Products)	14,037
74	Brenntag AG (Materials, Chemicals)	8,218
224	Celesio AG (Health Care, Health Care Providers & Services)	5,501
1,842	Commerzbank AG (Financials, Commercial Banks)	14,355
132	Continental AG (Consumer Discretionary, Auto Components)	11,911
2,352	Daimler AG (Consumer Discretionary, Automobiles)«	166,163
2,409	Deutsche Bank AG (Financials, Capital Markets)	141,631
516	Deutsche Boerse AG (Financials, Diversified Financial Services)	39,160
580	Deutsche Lufthansa AG (Industrials, Airlines)	12,293
2,245	Deutsche Post AG (Industrials, Air Freight & Logistics)	40,470
7,456	Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	114,859
4,666	E.ON AG (Utilities, Electric Utilities)	142,503
109	Fraport AG (Industrials, Transportation Infrastructure)	7,988
499	Fresenius Medical Care AG & Company (Health Care, Health Care Providers & Services)	33,513
277	Fresenius SE (Health Care, Health Care Equipment & Supplies)	25,623
436	GEA Group AG (Industrials, Machinery)	14,360
179	Hannover Rueckversicherung AG (Financials, Insurance)	9,773
379	Heidelbergcement AG (Materials, Construction Materials)	26,472
338	Henkel KGaA (Consumer Staples, Household Products)	17,659
120	Hochtief AG (Industrials, Construction & Engineering)	12,908
2,863	Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	29,356
377	K+S AG (Materials, Chemicals)	28,461
142	Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	7,526
219	LANXESS AG (Materials, Chemicals)	16,381
436	Linde AG (Materials, Chemicals)	68,865
275	MAN AG (Industrials, Machinery)	34,296
167	Merck KGaA (Health Care, Pharmaceuticals)	15,071
341	Metro AG (Consumer Staples, Food & Staples Retailing)	23,301
495	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	77,868
15	PUMA AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,399

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 109
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Germany (continued)
1,102	RWE AG (Utilities, Multi-Utilities)	$70,193
125	Salzgitter AG (Materials, Metals & Mining)	9,867
2,224	SAP AG (Information Technology, Software)	136,160
2,136	Siemens AG (Industrials, Industrial Conglomerates)	292,755
194	Suedzucker AG (Consumer Staples, Food Products)	5,411
881	Thyssenkrupp AG (Materials, Metals & Mining)	35,996
410	TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,900
356	United Internet AG (Information Technology, Internet Software & Services)	6,407
78	Volkswagen AG (Consumer Discretionary, Automobiles)	11,972
46	Wacker Chemie AG (Materials, Chemicals)	10,346

		2,400,180

Greece: 0.25%
1,509	Alpha Bank AE (Financials, Commercial Banks)	9,730
465	Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	12,488
961	EFG Eurobank Ergasias SA (Financials, Commercial Banks)	5,992
730	Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	8,152
2,157	National Bank of Greece SA (Financials, Commercial Banks)	19,197
590	Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,634
340	Public Power Corporation SA (Utilities, Electric Utilities)	5,917

		74,110

Hong Kong: 2.30%
20,600	AIA Group Limited (Financials, Insurance)†	63,427
4,186	Bank of East Asia Limited (Financials, Commercial Banks)	17,786
10,000	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	32,590
3,000	Cathay Pacific Airways Limited (Industrials, Airlines)	7,189
4,000	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	65,205
5,000	CLP Holdings Limited (Utilities, Electric Utilities)	40,432
2,000	Hang Lung Group Limited (Financials, Real Estate Management & Development)	12,380
6,000	Hang Lung Properties Limited (Financials, Real Estate Management & Development)	26,265
2,000	Hang Seng Bank Limited (Financials, Commercial Banks)	32,294
3,107	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	21,529
11,342	Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	27,208
3,500	Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	23,398
2,000	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	43,453
1,000	Hopewell Holdings (Financials, Real Estate Management & Development)	3,002
5,000	Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	59,201
1,809	Hysan Development Company Limited (Financials, Real Estate Management & Development)	7,442
3,584	MTR Corporation Limited (Industrials, Road & Rail)	13,270
6,611	New World Development Limited (Financials, Real Estate Management & Development)	11,678
11,977	PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	4,989
4,193	Sino Land Company (Financials, Real Estate Management & Development)	7,450
4,000	SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,004
4,057	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	64,257
2,000	Swire Pacific Limited (Financials, Real Estate Management & Development)	29,311
6,048	The Link REIT (Financials, Real Estate Investment Trusts (REITs))	18,933
3,625	Wharf Holdings Limited (Financials, Real Estate Management & Development)	25,002
2,000	Wheelock & Company (Financials, Real Estate Management & Development)	7,508
500	Wing Hang Bank Limited (Financials, Commercial Banks)	5,888

		678,091

110 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Ireland: 0.28%
10,068	Bank of Ireland plc (Financials, Commercial Banks)†(a)	$3,139
1,841	CRH plc (Materials, Construction Materials)	42,215
1,473	Elan Corporation plc (Health Care, Pharmaceuticals)†	10,135
1,288	James Hardie Industries NV (Materials, Construction Materials)†	8,127
369	Kerry Group plc (Consumer Staples, Food Products)	13,738
186	Ryanair Holdings plc ADR (Industrials, Airlines)«	5,171

		82,525

Israel: 0.77%
2,612	Bank Hapoalim Limited (Financials, Commercial Banks)†	13,584
3,047	Bank Leumi Le-Israel (Financials, Commercial Banks)	15,602
4,581	Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	13,584
147	Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,824
12	Delek Group Limited (Industrials, Industrial Conglomerates)	3,248
69	Elbit Systems Limited (Industrials, Aerospace & Defense)	3,842
1,191	Israel Chemicals Limited (Materials, Chemicals)	19,609
1,639	Israel Discount Bank Limited (Financials, Commercial Banks)†	3,456
671	Makhteshim-Agan Industries Limited (Materials, Chemicals)	3,549
183	Nice Systems Limited (Information Technology, Software)†	6,757
252	Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	4,791
2,456	Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	123,215
7	The Israel Corporation Limited (Materials, Chemicals)	8,387
359	United Mizrahi Bank Limited (Financials, Commercial Banks)	4,054

		228,502

Italy: 2.81%
3,249	AEM SpA (Utilities, Multi-Utilities)	5,263
3,051	Assicurazioni Generali SpA (Financials, Insurance)	66,069
620	Atlantia SpA (Industrials, Transportation Infrastructure)	14,208
334	Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,703
1,676	Banca Carige SpA (Financials, Commercial Banks)	3,969
6,574	Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)«	8,203
3,821	Banco Popolare SpA (Financials, Commercial Banks)	11,393
720	Beni Stabili SpA (Financials, Real Estate Management & Development)	724
3,940	Enel Green Power SpA (Utilities, Multi-Utilities)	10,933
17,021	Enel SpA (Utilities, Multi-Utilities)	107,295
6,748	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	165,731
190	Exor SpA (Financials, Diversified Financial Services)	5,846
1,989	Fiat Industrial (Consumer Discretionary, Auto Components)†	28,555
1,989	Fiat SpA (Consumer Discretionary, Automobiles)	18,012
1,029	Finmeccanica SpA (Industrials, Aerospace & Defense)	12,950
20,198	Intesa Sanpaolo SpA RNC (Financials, Commercial Banks)	59,768
2,763	Intesa Sanpaolo SpA (Financials, Commercial Banks)	7,303
344	Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,232
1,799	Mediaset SpA (Consumer Discretionary, Media)	11,432
1,197	Mediobanca SpA (Financials, Capital Markets)	12,248
4,363	Parmalat SpA (Consumer Staples, Food Products)	14,617
705	Pirelli & Company SpA (Consumer Discretionary, Auto Components)	6,195
705	Prelios SpA (Financials, Real Estate Management & Development)	550
537	Prysmian SpA (Industrials, Electrical Equipment)	11,522
697	Saipem SpA (Energy, Energy Equipment & Services)	37,052
3,851	Snam Rete Gas SpA (Utilities, Gas Utilities)	21,645

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 111
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Italy (continued)
16,221	Telecom Italia SpA RSP (Telecommunication Services, Diversified Telecommunication Services)	$21,816
24,797	Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	38,129
3,371	Terna SpA (Utilities, Electric Utilities)	16,138
34,858	UniCredito Italiano SpA (Financials, Commercial Banks)	86,155
1,378	Unione di Banche SpA (Financials, Commercial Banks)	11,776

		831,432

Japan: 19.99%
1,000	77 Bank Limited (Financials, Commercial Banks)	5,025
100	ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	3,637
400	Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	7,204
1,600	Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	18,543
200	Aeon Credit Service Company Limited (Financials, Consumer Finance)	2,753
200	Aeon Mall Company Limited (Financials, Real Estate Management & Development)	4,294
500	Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	17,360
2,000	Ajinomoto Company Incorporated (Consumer Staples, Food Products)	20,846
100	Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	3,841
2,000	All Nippon Airways Company Limited (Industrials, Airlines)	5,963
1,000	Amada Company Limited (Industrials, Machinery)	8,343
1,000	Aozora Bank Limited (Financials, Commercial Banks)	2,260
1,000	Asahi Breweries Limited (Consumer Staples, Beverages)	16,627
3,000	Asahi Glass Company Limited (Industrials, Building Products)	37,725
3,000	Asahi Kasei Corporation (Materials, Chemicals)	20,233
1,100	Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	40,731
1,000	Bank of Kyoto Limited (Financials, Commercial Banks)	8,848
3,000	Bank of Yokohama Limited (Financials, Commercial Banks)	14,246
200	Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	8,187
1,700	Bridgestone Corporation (Consumer Discretionary, Auto Components)	35,623
600	Brother Industries Limited (Information Technology, Office Electronics)	8,815
2,900	Canon Incorporated (Information Technology, Office Electronics)	126,208
100	Canon Marketing Japan Incorporated (Consumer Discretionary, Distributors)	1,242
700	Casio Computer Company Limited (Consumer Discretionary, Household Durables)	5,537
4	Central Japan Railway Company (Industrials, Road & Rail)	31,690
2,000	Chiba Bank Limited (Financials, Commercial Banks)	11,205
1,700	Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	37,810
600	Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	10,329
600	Citizen Holdings Company Limited (Information Technology, Electronic Equipment & Instruments)	3,455
200	Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	3,811
1,000	Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	3,114
400	Credit Saison Company Limited (Financials, Consumer Finance)	6,434
21	Dai Ichi Mutual Life Insurance (Financials, Insurance)†	31,684
1,000	Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	12,178
1,000	Daicel Chemical Industries Limited (Materials, Chemicals)	6,167
1,000	Daido Steel Company Limited (Materials, Metals & Mining)	5,686
1,800	Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	34,754
600	Daikin Industries Limited (Industrials, Building Products)	17,968
500	Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	4,659
200	Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	13,777
1,000	Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	12,287
4,000	Daiwa Securities Group Incorporated (Financials, Capital Markets)	18,370
200	Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	7,225
1,000	Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	4,929
1,300	Denso Corporation (Consumer Discretionary, Auto Components)	43,135
400	Dentsu Incorporated (Consumer Discretionary, Media)	10,325
100	Dowa Mining Company Limited (Materials, Metals & Mining)	623

112 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
900	East Japan Railway Company (Industrials, Road & Rail)	$50,042
600	Eisai Company Limited (Health Care, Pharmaceuticals)	21,524
280	Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	8,624
500	Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	6,438
200	FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,514
500	FANUC Limited (Industrials, Machinery)	75,679
100	Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	12,515
1,000	Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	3,162
1,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	6,444
1	Fuji Television Network Incorporated (Consumer Discretionary, Media)	1,399
1,200	Fujifilm Holdings Corporation (Information Technology, Electronic Equipment & Instruments)	37,163
5,000	Fujitsu Limited (Information Technology, Computers & Peripherals)	28,252
2,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	8,319
2,000	Furukawa Electric Company Limited (Industrials, Electrical Equipment)	8,079
1,000	GS Yuasa Corporation (Industrials, Electrical Equipment)	6,648
1,000	Gunma Bank Limited (Financials, Commercial Banks)	5,302
70	Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	3,694
200	Hamamatsu Photonics (Information Technology, Electronic Equipment & Instruments)	7,923
2,800	Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	12,926
1,000	Hino Motors Limited (Industrials, Machinery)	4,893
100	Hirose Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	10,772
200	Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	8,067
300	Hitachi Chemical Company Limited (Materials, Chemicals)	6,099
300	Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	7,513
200	Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment & Instruments)	3,989
12,000	Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	62,467
500	Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	9,696
3,000	Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	5,843
500	Hokuriku Electric Power Company (Utilities, Electric Utilities)	11,325
4,200	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	157,790
1,100	Hoya Corporation (Information Technology, Electronic Equipment & Instruments)	25,100
300	Ibiden Company Limited (Information Technology, Electronic Equipment & Instruments)	9,475
100	Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	11,710
6	Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	45,516
960	Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	8,644
3,000	Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	7,321
3,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	11,866
200	ITO EN Limited (Consumer Staples, Beverages)	3,484
3,900	Itochu Corporation (Industrials, Trading Companies & Distributors)	40,838
100	Itochu Techno-Science Corporation (Information Technology, IT Services)	3,238
800	J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	3,328
100	Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	5,001
2	Japan Prime Realty Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	5,400
1	Japan Real Estate Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	9,461
4	Japan Retail Fund Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	6,261
1,000	Japan Steel Works (Industrials, Machinery)	7,826
12	Japan Tobacco Incorporated (Consumer Staples, Tobacco)	43,352
1,200	JFE Holdings Incorporated (Materials, Metals & Mining)	35,114
1,000	JGC Corporation (Industrials, Construction & Engineering)	23,407
2,000	Joyo Bank Limited (Financials, Commercial Banks)	7,862
700	JS Group Corporation (Industrials, Building Products)	18,177
500	JSR Corporation (Materials, Chemicals)	10,032
600	JTEKT Corporation (Industrials, Machinery)	7,805
7	Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	6,875
5,900	JX Holdings Incorporated (Energy, Energy Equipment & Services)	39,721

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 113
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
2,000	Kajima Corporation (Industrials, Construction & Engineering)	$5,602
1,000	Kamigumi Company Limited (Industrials, Transportation Infrastructure)	8,548
1,000	Kaneka Corporation (Industrials, Professional Services)	6,961
2,000	Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	43,544
1,000	Kansai Paint Company Limited (Materials, Chemicals)	8,668
1,400	Kao Corporation (Consumer Staples, Personal Products)	34,924
4,000	Kawasaki Heavy Industries Limited (Industrials, Machinery)	17,600
2,000	Kawasaki Kisen Kaisha Limited (Industrials, Marine)	7,382
7	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	43,340
1,000	Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	7,201
1,000	Keio Corporation (Industrials, Road & Rail)	5,975
1,000	Keisei Electric Railway Company Limited (Industrials, Road & Rail)	5,735
100	Keyence Corporation (Information Technology, Electronic Equipment & Instruments)	25,595
4,000	Kintetsu Corporation (Industrials, Road & Rail)«	12,840
2,000	Kirin Brewery Company Limited (Consumer Staples, Beverages)	26,280
7,000	Kobe Steel Limited (Materials, Metals & Mining)	18,177
2,500	Komatsu Limited (Industrials, Machinery)	84,906
300	Konami Corporation (Information Technology, Software)	5,554
1,000	Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	8,379
3,000	Kubota Corporation (Industrials, Machinery)	28,276
900	Kuraray Company Limited (Materials, Chemicals)	11,599
300	Kurita Water Industries Limited (Industrials, Machinery)	8,869
400	Kyocera Corporation (Information Technology, Electronic Equipment & Instruments)	40,539
1,000	Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	9,377
1,000	Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	19,536
100	Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	4,821
100	Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	4,761
300	Makita Corporation (Industrials, Machinery)	13,958
4,000	Marubeni Corporation (Industrials, Trading Companies & Distributors)	28,805
700	Marui Company Limited (Consumer Discretionary, Multiline Retail)	4,519
100	Maruichi Steel Tube Limited (Materials, Metals & Mining)	2,471
200	Matsui Securities Company Limited (Financials, Capital Markets)	1,087
5,200	Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	66,141
4,000	Mazda Motor Corporation (Consumer Discretionary, Automobiles)	8,800
200	McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,828
400	Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	3,539
200	Meiji Holdings Company Limited (Consumer Staples, Food Products)	8,043
1,900	Millea Holdings Incorporated (Financials, Insurance)	50,801
1,000	Minebea Company Limited (Industrials, Machinery)	5,518
100	Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	3,829
3,500	Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	22,006
3,500	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	97,157
5,000	Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	59,029
3,000	Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	50,745
1,000	Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	7,177
8,000	Mitsubishi Heavy Industries Limited (Industrials, Machinery)	36,740
3,000	Mitsubishi Materials Corporation (Materials, Metals & Mining)	10,171
10,000	Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	12,263
33,170	Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	153,129
170	Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	6,816
4,600	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	82,455
2,000	Mitsui Chemicals Incorporated (Materials, Chemicals)	7,069
2,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	4,785
2,000	Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	33,013
1,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	3,474

114 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
3,000	Mitsui OSK Lines Limited (Industrials, Marine)	$17,276
1,400	Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	31,878
2,000	Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	7,093
200	Mitsumi Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	2,662
53,600	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	88,925
4,000	Mizuho Trust & Banking Company Limited (Financials, Commercial Banks)	3,607
500	Murata Manufacturing Company Limited (Information Technology, Electronic Equipment & Instruments)	36,006
200	Nabtesco Corporation (Industrials, Machinery)	5,030
600	Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	6,542
7,000	NEC Corporation (Information Technology, Computers & Peripherals)	15,232
1,000	NGK Insulators Limited (Industrials, Machinery)	17,877
300	Nidec Corporation (Industrials, Electrical Equipment)	25,968
800	Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	16,494
300	Nintendo Company Limited (Information Technology, Software)	81,041
1	Nippon Building Fund Incorporated (Financials, Real Estate Investment Trusts (REITs))	9,738
1,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	14,162
2,000	Nippon Express Company Limited (Industrials, Road & Rail)	7,670
300	Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	6,391
2,000	Nippon Sheet Glass Company Limited (Industrials, Building Products)	5,771
13,000	Nippon Steel Corporation (Materials, Metals & Mining)	41,572
1,200	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	53,883
4,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	15,629
2,000	Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	5,747
400	Nissan Chemical Industries Limited (Materials, Chemicals)	4,136
6,600	Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	58,557
500	Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	5,765
2,000	Nisshin Steel Company Limited (Materials, Metals & Mining)	4,304
200	Nissin Food Products Company Limited (Consumer Staples, Food Products)	7,050
100	Nitori Company Limited (Consumer Discretionary, Specialty Retail)	8,788
400	Nitto Denko Corporation (Materials, Chemicals)	21,207
4,000	NKSJ Holdings Incorporated (Financials, Insurance)	26,112
300	NOK Corporation (Consumer Discretionary, Auto Components)	5,316
9,200	Nomura Holdings Incorporated (Financials, Capital Markets)	48,113
300	Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	4,548
1	Nomura Real Estate Office Fund (Financials, Real Estate Investment Trusts (REITs))	6,768
300	Nomura Research Institute Limited (Information Technology, IT Services)	6,622
1,000	NSK Limited (Industrials, Machinery)	8,620
1,000	NTN Corporation (Industrials, Machinery)	4,797
3	NTT Data Corporation (Information Technology, IT Services)	9,273
40	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	70,305
3	NTT Urban Development Corporation (Financials, Real Estate Management & Development)	2,514
2,000	Obayashi Corporation (Industrials, Construction & Engineering)	8,896
20	OBIC Company Limited (Information Technology, IT Services)	3,794
2,000	Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	16,855
2,000	OJI Paper Company Limited (Materials, Paper & Forest Products)	9,497
600	Olympus Corporation (Health Care, Health Care Equipment & Supplies)	16,692
500	Omron Corporation (Information Technology, Electronic Equipment & Instruments)	14,054
200	Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	9,834
100	Oracle Corporation Japan (Information Technology, Software)	4,166
100	Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,947
280	ORIX Corporation (Financials, Consumer Finance)	26,223
5,000	Osaka Gas Company Limited (Utilities, Gas Utilities)	19,957
600	Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	14,823
19	Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	17,086
4,800	Resona Holdings Incorporated (Financials, Commercial Banks)	22,852

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 115
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
2,000	Ricoh Company Limited (Information Technology, Office Electronics)	$23,467
100	Rinnai Corporation (Consumer Discretionary, Household Durables)	6,636
200	Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	12,527
100	Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	5,127
200	Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	7,971
900	Sapporo Hokuyo Holdings Incorporated (Financials, Commercial Banks)	4,328
1,000	Sapporo Holdings Limited (Consumer Staples, Beverages)	3,727
59	SBI Holdings Incorporated (Financials, Capital Markets)	7,426
500	Secom Company Limited (Industrials, Commercial Services & Supplies)	23,233
500	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	8,692
400	Seiko Epson Corporation (Information Technology, Computers & Peripherals)	6,405
1,000	Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	7,826
1,000	Sekisui House Limited (Consumer Discretionary, Household Durables)	9,377
1,600	Senshu Ikeda Holdings Incorporated (Financials, Commercial Banks)	2,174
1,920	Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	48,981
2	Seven Bank Limited (Financials, Commercial Banks)	4,027
2,200	Sharp Corporation (Consumer Discretionary, Household Durables)	21,820
500	Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	13,603
1,000	Shimadzu Corporation (Information Technology, Electronic Equipment & Instruments)	8,884
200	Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	9,990
100	Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	8,812
1,000	Shimizu Corporation (Industrials, Construction & Engineering)	4,448
1,100	Shin-Etsu Chemical Company Limited (Materials, Chemicals)	54,683
100	Shinko Electric Industries (Information Technology, Semiconductors & Semiconductor Equipment)	1,024
1,000	Shinko Securities Company Limited (Financials, Capital Markets)	2,657
2,000	Shinsei Bank Limited (Financials, Commercial Banks)	2,356
800	Shionogi & Company Limited (Health Care, Pharmaceuticals)	13,648
900	Shiseido Company Limited (Consumer Staples, Personal Products)	15,581
1,000	Shizuoka Bank Limited (Financials, Commercial Banks)	8,271
4,000	Showa Denko KK (Materials, Chemicals)	8,031
600	Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	6,261
100	SMC Corporation (Industrials, Machinery)	16,458
2,100	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	83,818
3,700	Sojitz Corporation (Industrials, Trading Companies & Distributors)	7,384
2,600	Sony Corporation (Consumer Discretionary, Household Durables)	83,270
400	Sony Financial Holdings Incorporated (Financials, Insurance)	7,935
200	Square Enix Company Limited (Information Technology, Software)	3,472
400	Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	6,612
300	Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	6,048
4,000	Sumitomo Chemical Company Limited (Materials, Chemicals)	19,957
2,900	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	41,453
2,000	Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	27,675
1,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,528
9,000	Sumitomo Metal Industries Limited (Materials, Metals & Mining)	20,125
1,000	Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	17,204
3,500	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	108,812
1,000	Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	20,005
500	Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	5,109
4,000	Sumitomo Trust & Banking Company Limited (Financials, Commercial Banks)(a)	21,066
200	Suzuken Company Limited (Health Care, Health Care Providers & Services)	5,275
900	Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	20,114
700	T&D Holdings Incorporated (Financials, Insurance)	17,252
3,000	Taisei Corporation (Industrials, Construction & Engineering)	7,394
1,000	Taiyo Nippon Sanso Corporation (Materials, Chemicals)	8,331
1,000	Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	6,384

116 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
1,900	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	$88,627
600	Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	9,738
300	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	17,727
2,000	Teijin Limited (Materials, Chemicals)	8,944
400	Terumo Corporation (Health Care, Health Care Equipment & Supplies)	21,087
800	The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	14,792
1,000	The Hachijuni Bank Limited (Financials, Commercial Banks)	5,759
1,000	The Hiroshima Bank Limited (Financials, Commercial Banks)	4,340
1,000	The Iyo Bank Limited (Financials, Commercial Banks)	8,331
300	THK Company Limited (Industrials, Machinery)	7,545
200	TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	7,074
2,000	Tobu Railway Company Limited (Industrials, Road & Rail)	8,175
300	Toho Company Limited Tokyo (Consumer Discretionary, Media)	4,303
1,000	Toho Gas Company Limited (Utilities, Gas Utilities)	5,157
1,100	Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	18,580
1,000	Tokuyama Corporation (Materials, Chemicals)	5,338
3,700	Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	20,729
400	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	22,049
6,000	Tokyo Gas Company Limited (Utilities, Gas Utilities)	27,410
300	Tokyo Steel Manufacturing Company Limited (Materials, Metals & Mining)	3,502
1,000	Tokyo Tatemono Company Limited (Financials, Real Estate Management & Development)	3,739
3,000	Tokyu Corporation (Industrials, Road & Rail)	12,443
1,000	Tokyu Land Corporation (Financials, Real Estate Management & Development)	4,352
1,000	Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	12,347
1,000	Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	7,887
4,000	Toray Industries Incorporated (Materials, Chemicals)	29,094
10,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	48,930
1,000	Tosoh Corporation (Materials, Chemicals)	3,595
1,000	TOTO Limited (Industrials, Building Products)	8,043
400	Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	6,559
200	Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	4,167
200	Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	2,878
500	Toyota Industries Corporation (Consumer Discretionary, Auto Components)	15,124
7,200	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	289,974
600	Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	9,897
300	Trend Micro Incorporated (Information Technology, Software)	7,989
200	Tsumura & Company (Health Care, Pharmaceuticals)	6,276
2,000	UBE Industries Limited Japan (Materials, Chemicals)	6,372
300	Uni-Charm Corporation (Consumer Discretionary, Household Products)	10,910
600	UNY Company Limited (Consumer Staples, Food & Staples Retailing)	5,569
300	Ushio Incorporated (Industrials, Electrical Equipment)	5,868
70	USS Company Limited (Consumer Discretionary, Specialty Retail)	5,445
4	West Japan Railway Company (Industrials, Road & Rail)	15,436
37	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	13,238
200	Yakult Honsha Company Limited (Consumer Staples, Food Products)	5,112
220	Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	14,838
500	Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	5,668
700	Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	12,219
1,000	Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	15,509
100	Yamato Kogyo Company Limited (Materials, Metals & Mining)	3,330
1,000	Yaskawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	11,854
600	Yokogawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	4,573

		5,905,759

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 117
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Luxembourg: 0.60%
738	Acergy SA (Energy, Energy Equipment & Services)	$18,643
113	Aperam (Materials, Metals & Mining)	4,540
2,261	ArcelorMittal (Materials, Metals & Mining)	81,789
205	Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	19,617
808	SES FDR (Consumer Discretionary, Media)	20,812
1,240	Tenaris SA (Energy, Energy Equipment & Services)	30,454

		175,855

Netherlands: 2.95%
4,107	Aegon NV (Financials, Insurance)	30,755
614	Akzo Nobel NV (Materials, Chemicals)	42,185
1,124	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	49,540
205	Boskalis Westminster (Industrials, Construction & Engineering)	10,841
155	Corio NV (Financials, Real Estate Investment Trusts (REITs))	10,843
233	Delta Lloyd NV (Financials, Insurance)	6,201
1,075	European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	31,292
169	Fugro NV (Energy, Energy Equipment & Services)	14,893
327	Heineken Holding NV (Consumer Staples, Beverages)	15,719
686	Heineken NV (Consumer Staples, Beverages)	37,483
10,063	ING Groep NV (Financials, Diversified Financial Services)	127,367
3,163	Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	42,441
423	Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	25,990
2,590	Koninklijke Philips Electronics NV (Materials, Chemicals)	82,789
185	Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	8,901
611	QIAGEN NV (Health Care, Life Sciences Tools & Services)†	12,205
242	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	13,478
1,892	Reed Elsevier NV (Consumer Discretionary, Media)	24,347
4,131	Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	70,371
487	SBM Offshore NV (Energy, Energy Equipment & Services)	14,135
1,622	STMicroelectronics (Information Technology, Semiconductors & Semiconductor Equipment)	20,091
1,048	TNT NV (Industrials, Air Freight & Logistics)	26,883
4,301	Unilever NV (Consumer Staples, Food Products)	134,860
778	Wolters Kluwer NV (Consumer Discretionary, Media)	18,193

		871,803

New Zealand: 0.11%
2,749	Auckland International Airport Limited (Industrials, Transportation Infrastructure)	4,646
939	Contact Energy Limited (Utilities, Electric Utilities)†	4,170
1,606	Fletcher Building Limited (Materials, Construction Materials)	11,445
1,680	Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333
5,046	Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	7,739

		32,333

Norway: 0.77%
480	Aker Kvaerner ASA (Energy, Energy Equipment & Services)	11,032
2,461	DnB Nor ASA (Financials, Commercial Banks)	37,759
2,303	Norsk Hydro ASA (Materials, Metals & Mining)	18,890
2,081	Orkla ASA (Industrials, Industrial Conglomerates)	20,169
1,456	Renewable Energy Corporation AS (Information Technology, Semiconductors & Semiconductor Equipment)†	5,110
2,902	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	80,444
2,093	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	34,440
400	Yara International ASA (Materials, Chemicals)	20,267

		228,111

118 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Portugal: 0.26%
8,347	Banco Comercial Portugues SA (Financials, Commercial Banks)	$6,814
1,557	Banco Espirito Santo SA (Financials, Commercial Banks)	6,377
526	Brisa-Auto Estradas de Portugal SA (Industrials, Transportation Infrastructure)	3,558
489	Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	3,544
4,543	Energias de Portugal SA (Utilities, Electric Utilities)	17,693
584	Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	12,502
579	Jeronimo Martins (Consumer Staples, Food & Staples Retailing)	9,313
1,531	Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	17,670

		77,471

Singapore: 1.55%
4,000	Ascendas REIT (Financials, Real Estate Investment Trusts (REITs))(a)	6,460
7,000	CapitaLand Limited (Financials, Real Estate Management & Development)	18,326
5,670	CapitaMall Trust (Financials, Real Estate Investment Trusts (REITs))	8,457
4,000	CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	5,649
1,000	City Developments Limited (Financials, Real Estate Management & Development)	9,139
5,000	Comfortdelgro Corporation Limited (Industrials, Road & Rail)	6,188
2,000	Cosco Corporation Singapore Limited (Industrials, Machinery)	3,253
4,786	DBS Group Holdings Limited (Financials, Commercial Banks)	55,587
2,000	Fraser & Neave Limited (Industrials, Industrial Conglomerates)	9,536
4,000	Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	5,934
17,672	Golden Agri-Resources Limited (Consumer Staples, Food Products)	9,674
13,600	Hutchison Port Holdings Trust (Materials, Containers & Packaging)	13,441
122	Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	3,542
40	K-REIT Asia (Financials, Real Estate Investment Trusts (REITs))	41
3,000	Keppel Corporation Limited (Industrials, Industrial Conglomerates)	29,274
2,000	Keppel Land Limited (Financials, Real Estate Management & Development)	7,124
3,000	Neptune Orient Lines Limited (Industrials, Marine)	4,617
3,590	Olam International Limited (Consumer Staples, Food & Staples Retailing)	7,975
6,519	Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	49,545
1,980	SembCorp Industries Limited (Industrials, Industrial Conglomerates)	8,184
2,000	SembCorp Marine Limited (Industrials, Machinery)	9,266
1,600	Singapore Airlines Limited (Industrials, Airlines)	17,365
2,000	Singapore Exchange Limited (Financials, Diversified Financial Services)	12,455
4,000	Singapore Press Holdings Limited (Consumer Discretionary, Media)	12,503
4,000	Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	10,345
21,000	Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	50,313
2,000	StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	4,284
3,221	United Overseas Bank Limited (Financials, Commercial Banks)	48,040
1,000	United Overseas Land Limited (Financials, Real Estate Management & Development)	3,768
5,000	Wilmar International Limited (Consumer Staples, Food Products)	21,658
4,000	Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	5,744

		457,687

South Africa: 0.07%
249	Randgold Resources Limited (Materials, Metals & Mining)	19,844

Spain: 3.66%
766	Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	16,642
75	Acciona SA (Utilities, Electric Utilities)	8,150
291	Acerinox SA (Materials, Metals & Mining)	5,743

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 119
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Spain (continued)
381	Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	$17,862
529	Amadeus IT Holding SA (Information Technology, IT Services)	10,121
11,192	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	135,789
2,845	Banco de Sabade (Financials, Commercial Banks)	12,447
637	Banco de Valencia SA (Financials, Commercial Banks)†	2,853
2,239	Banco Popular Espanol SA (Financials, Commercial Banks)	13,162
21,619	Banco Santander Central Hispano SA (Financials, Commercial Banks)	250,990
842	Bankinter SA (Financials, Commercial Banks)	5,775
1,115	Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	13,985
2,123	Criteria CaixaCorp SA (Financials, Diversified Financial Services)	14,974
637	EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	4,575
470	Enagas (Utilities, Gas Utilities)	10,604
112	Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	3,708
683	Gas Natural SDG SA (Utilities, Gas Utilities)	12,830
288	Gestevision Telecinco SA (Consumer Discretionary, Media)	3,297
405	Grifols SA (Health Care, Biotechnology)	7,060
2,504	Iberdrola Renovables (Utilities, Independent Power Producers & Energy Traders)	10,806
10,573	Iberdrola SA (Utilities, Electric Utilities)	91,942
268	Indra Sistemas SA (Information Technology, IT Services)	5,374
580	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	46,540
1,440	International Consolidated Airlines (Industrials, Airlines)†	5,300
1,709	International Consolidated Airlines (Industrials, Airlines)†	6,223
2,235	Mapfre SA (Financials, Insurance)	8,422
279	Red Electrica de Espana (Utilities, Electric Utilities)	15,855
1,899	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	65,061
10,662	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	266,921
414	Zardoya-Otis SA (Industrials, Machinery)	6,865

		1,079,876

Sweden: 3.20%
868	Alfa Laval AB (Industrials, Machinery)	18,854
887	Assa Abloy AB Class B (Industrials, Building Products)	25,506
1,750	Atlas Copco AB Class A (Industrials, Machinery)	46,523
1,050	Atlas Copco AB Class B (Industrials, Machinery)	25,385
500	Boliden AB (Materials, Metals & Mining)	10,773
133	CDON Group (Consumer Discretionary, Internet & Catalog Retail)	721
623	Electrolux AB Class B (Consumer Discretionary, Household Durables)	16,059
392	Getinge AB (Health Care, Health Care Equipment & Supplies)	9,676
2,660	Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	88,331
666	Hexagon AB (Industrials, Machinery)	15,901
131	Holmen AB Class B (Materials, Paper & Forest Products)	4,529
1	Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	8
1,207	Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	10,345
1,200	Investor AB (Financials, Diversified Financial Services)	29,126
550	Kinnevik Investment AB (Financials, Diversified Financial Services)	12,818
133	Modern Times Group B Shares (Consumer Discretionary, Media)	10,114
6,856	Nordea Bank AB (Financials, Commercial Banks)«	75,057
300	Ratos AB B Shares (Financials, Capital Markets)	11,844
2,675	Sandvik AB (Industrials, Machinery)	50,475
892	Scania AB Class B (Industrials, Machinery)	20,675
907	Securitas AB (Industrials, Commercial Services & Supplies)	10,799
3,838	Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)«	34,234
840	Skanska AB (Industrials, Construction & Engineering)	17,687
1,040	SKF AB Class B (Industrials, Machinery)	30,284
392	SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	6,207

120 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Sweden (continued)
1,577	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	$25,384
1,314	Svenska Handelsbanken (Financials, Commercial Banks)	43,093
1,800	Swedbank AB (Financials, Commercial Banks)«	30,799
625	Swedish Match AB (Consumer Staples, Tobacco)	20,784
821	Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	18,964
8,542	Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	110,160
5,911	Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)«	51,085
3,595	Volvo AB Class B (Industrials, Machinery)	63,221

		945,421

Switzerland: 7.79%
5,756	ABB Limited (Industrials, Electrical Equipment)	138,244
259	Actelion Limited (Health Care, Biotechnology)	14,903
330	Adecco SA (Industrials, Professional Services)	21,701
241	Aryzta AG (Consumer Staples, Food Products)	12,332
132	Baloise Holding AG (Financials, Insurance)	13,078
1,371	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	79,185
2,917	Credit Suisse Group (Financials, Capital Markets)	123,953
105	Geberit AG (Industrials, Building Products)	22,863
22	Givaudan SA (Materials, Chemicals)	22,120
651	Holcim Limited (Materials, Construction Materials)	49,046
567	Julius Baer Group Limited (Financials, Capital Markets)	24,606
612	Julius Baer Holding AG (Financials, Capital Markets)	11,627
145	Kuehne & Nagel International AG (Industrials, Marine)	20,286
2	Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	5,777
478	Logitech International SA (Information Technology, Computers & Peripherals)†	8,608
135	Lonza Group AG (Health Care, Life Sciences Tools & Services)	11,325
9,004	Nestle SA (Consumer Staples, Food Products)	516,125
5,509	Novartis AG (Health Care, Pharmaceuticals)	298,812
80	Pargesa Holding SA (Financials, Diversified Financial Services)	7,665
119	Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	10,604
1,824	Roche Holdings AG (Health Care, Pharmaceuticals)	260,543
126	Schindler Holding AG (Industrials, Machinery)	15,145
64	Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	7,727
15	SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	26,701
5	Sika AG (Materials, Chemicals)	12,041
23	Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	5,915
114	Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,060
81	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	35,813
80	Swiss Life Holding (Financials, Insurance)	13,222
935	Swiss Reinsurance (Financials, Insurance)	53,494
61	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	27,196
246	Syngenta AG (Materials, Chemicals)	79,947
840	Transocean Limited (Energy, Energy Equipment & Services)†	66,029
9,487	UBS AG (Financials, Capital Markets)	170,219
383	Zurich Financial Services AG (Financials, Insurance)	107,207

		2,303,119

United Kingdom: 21.37%
2,452	3I Group plc (Financials, Capital Markets)	11,757
511	Admiral Group plc (Financials, Insurance)	12,739
678	Aggreko plc (Industrials, Commercial Services & Supplies)	17,141
854	AMEC plc (Energy, Energy Equipment & Services)	16,344
3,422	Anglo American plc (Materials, Metals & Mining)	176,050
1,039	Antofagasta plc (Materials, Metals & Mining)	22,685

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 121
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
3,379	ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	$31,168
924	Associated British Foods plc (Consumer Staples, Food Products)	14,704
3,667	AstraZeneca plc (Health Care, Pharmaceuticals)	168,419
551	Autonomy Corporation plc (Information Technology, Software)†	14,045
7,454	Aviva plc (Financials, Insurance)	51,753
942	Babcock International Group (Industrials, Commercial Services & Supplies)	9,384
8,952	BAE Systems plc (Industrials, Aerospace & Defense)	46,658
2,031	Balfour Beatty plc (Industrials, Construction & Engineering)	11,201
30,220	Barclays plc (Financials, Commercial Banks)	134,553
8,818	BG Group plc (Health Care, Health Care Providers & Services)	219,402
5,713	BHP Billiton plc (Materials, Metals & Mining)	225,454
49,508	BP plc (Energy, Oil, Gas & Consumable Fuels)	360,570
5,207	British American Tobacco plc (Consumer Staples, Tobacco)	208,994
2,332	British Land Company plc (Financials, Real Estate Investment Trusts (REITs))	20,669
2,964	British Sky Broadcasting plc (Consumer Discretionary, Media)	39,227
20,603	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	61,343
873	Bunzl plc (Industrials, Trading Companies & Distributors)	10,426
1,171	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,054
7,690	Cable & Wireless Worldwide (Information Technology, Software)	6,470
3,676	Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	27,250
1,696	Capita Group plc (Industrials, Commercial Services & Supplies)	20,215
445	Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,504
13,296	Centrica plc (Utilities, Multi-Utilities)	69,385
3,032	Cobham plc (Industrials, Aerospace & Defense)	11,197
4,991	Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	44,877
6,480	Diageo plc (Consumer Staples, Beverages)	123,183
856	Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	6,497
677	Eurasian Natural Resources Corporation (Materials, Metals & Mining)	10,171
2,699	Experian Group Limited (Financials, Diversified Financial Services)	33,426
1,426	Firstgroup plc (Industrials, Road & Rail)	7,464
472	Fresnillo plc (Materials, Metals & Mining)	11,683
3,654	G4S plc (Industrials, Commercial Services & Supplies)	14,971
16,000	Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	26,021
13,483	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	257,282
1,864	Hammerson plc (Financials, Real Estate Investment Trusts (REITs))	13,363
2,187	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	6,775
46,126	HSBC Holdings plc (Financials, Commercial Banks)	474,308
1,464	ICAP plc (Financials, Capital Markets)	12,400
2,687	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	83,063
1,153	Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	11,172
768	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,745
4,003	International Power plc (Utilities, Independent Power Producers & Energy Traders)	19,779
409	Intertek Group plc (Industrials, Commercial Services & Supplies)	13,345
2,127	Invensys plc (Industrials, Machinery)	11,779
1,364	Investec plc (Financials, Capital Markets)	10,453
9,733	ITV plc (Consumer Discretionary, Media)	12,077
3,303	J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	17,766
558	Johnson Matthey plc (Materials, Chemicals)	16,650
540	Kazakhmys plc (Materials, Metals & Mining)	12,076
6,204	Kingfisher plc (Consumer Discretionary, Specialty Retail)	24,473
2,106	Land Securities Group plc (Financials, Real Estate Investment Trusts (REITs))	24,781
15,410	Legal & General Group plc (Financials, Insurance)	28,478
1,382	Liberty International plc (Financials, Real Estate Investment Trusts (REITs))	8,491
107,597	Lloyds TSB Group plc (Financials, Commercial Banks)†	100,267
442	London Stock Exchange Group plc (Financials, Diversified Financial Services)	5,903
458	Lonmin plc (Materials, Metals & Mining)	12,512

122 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
4,465	Man Group plc (Financials, Capital Markets)	$17,613
4,158	Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	22,459
9,029	National Grid plc (Utilities, Multi-Utilities)	86,037
507	Next plc (Consumer Discretionary, Multiline Retail)	16,104
14,418	Old Mutual plc (Financials, Insurance)	31,456
2,147	Pearson plc (Consumer Discretionary, Media)	37,921
672	Petrofac Limited (Energy, Energy Equipment & Services)	16,052
6,586	Prudential plc (Financials, Insurance)	74,644
1,632	Reckitt Benckiser Group (Consumer Staples, Household Products)	83,830
3,197	Reed Elsevier plc (Consumer Discretionary, Media)	27,695
3,758	Resolution Limited (Financials, Insurance)	17,839
2,310	Rexam plc (Materials, Containers & Packaging)	13,467
3,763	Rio Tinto plc (Materials, Metals & Mining)	264,343
4,927	Rolls Royce Group plc (Industrials, Aerospace & Defense)	48,925
45,689	Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	29,897
9,406	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	341,617
6,996	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	253,639
2,496	SABMiller plc (Consumer Staples, Beverages)	88,390
3,406	Sage Group plc (Information Technology, Software)	15,195
334	Schroders plc (Financials, Capital Markets)	9,302
2,497	Scottish & Southern Energy plc (Utilities, Electric Utilities)	50,512
2,176	Segro plc (Financials, Real Estate Investment Trusts (REITs))	11,223
1,298	Serco Group plc (Industrials, Commercial Services & Supplies)	11,619
602	Severn Trent plc (Utilities, Water Utilities)	14,109
1,487	Shire Limited (Health Care, Pharmaceuticals)	43,200
2,441	Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	27,528
1,055	Smiths Group plc (Industrials, Industrial Conglomerates)	21,951
6,070	Standard Chartered plc (Financials, Commercial Banks)	157,455
5,937	Standard Life plc (Financials, Insurance)	19,696
20,792	Tesco plc (Consumer Staples, Food & Staples Retailing)	127,081
2,544	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,962
1,657	TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,034
2,358	Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	54,774
3,369	Unilever plc (Consumer Staples, Food Products)«	102,686
1,772	United Utilities Group plc (Utilities, Multi-Utilities)	16,814
299	Vedanta Resources plc (Materials, Metals & Mining)	11,411
135,595	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	383,925
554	Weir Group plc (Industrials, Machinery)	15,384
448	Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,858
5,584	William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	24,724
3,327	WPP plc (Consumer Discretionary, Media)	41,016
5,420	Xstrata plc (Materials, Metals & Mining)	126,683

		6,313,062

United States: 0.16%
7	Citigroup Incorporated (Financials, Diversified Financial Services)	31
1	NYSE Euronext (Financials, Diversified Financial Services)	35
160	Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	21,635
767	Wolseley plc (Industrials, Trading Companies & Distributors)	25,828
		47,529

Total Common Stocks (Cost $25,649,793)		29,478,884

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 123
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name		Yield		Value
Preferred Stocks: 0.46%

Germany: 0.46%
155	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)		0.93%		$8,788
469	Henkel KGaA (Consumer Staples, Household Products)		1.26		29,053
231	Porsche AG (Consumer Discretionary, Automobiles)		0.13		15,128
200	ProSiebenSat.1 Media AG (Consumer Discretionary, Media)		0.98		5,854
116	RWE AG (Utilities, Electric Utilities)		7.62		7,044
439	Volkswagen AG (Consumer Discretionary, Automobiles)		1.80		71,205

Total Preferred Stocks (Cost $99,435)					137,072

				Expiration Date
Rights: 0.01%

Germany: 0.01%
231	Porsche Automobile Holdings (Consumer Discretionary, Automobiles)†			04/12/2011	2,003

Sweden: 0.00%
5,911	TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)†			06/23/2011	344

Total Rights (Cost $4,424)					2,347

Warrants: 0.00%

Hong Kong: 0.00%
1,200	Henderson Land Development (Financials, Real Estate Management & Development)†			06/01/2011	71

Singapore: 0.00%
2,828	Golden Agri-Resources Limited (Consumer Staples, Food Products)†			07/23/2012	381

Total Warrants (Cost $0)					452

Short-Term Investments: 1.27%

Investment Companies: 1.27%
43,548	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		43,548
331,509	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.24		331,509

Total Short-Term Investments (Cost $375,057)					375,057

Total Investments in Securities (Cost $26,128,709)*		101.51%			29,993,812
Other Assets and Liabilities, Net		(1.51)			(445,634)

Total Net Assets		100.00%			$29,548,178

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $27,549,439 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,542,060
Gross unrealized depreciation	(2,097,687)

Net unrealized appreciation	$2,444,373
The accompanying notes are an integral part of these financial statements.

124 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 94.66%

Australia: 6.26%
272,500	Bendigo Bank Limited (Financials, Commercial Banks)	$2,686,129
404,900	BlueScope Steel Limited (Industrials, Professional Services)	827,146
627,100	Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	3,197,799
425,500	Downer EDI Limited (Industrials, Commercial Services & Supplies)	1,668,039
1,718,600	Goodman Fielder Limited (Consumer Staples, Food Products)	2,186,489
172,108	Grain Corporation Limited (Consumer Staples, Food Products)	1,354,731
446,500	Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,921,243
570,994	Mincor Resources NL (Materials, Metals & Mining)	812,085
934,300	OneSteel Limited (Materials, Metals & Mining)	2,357,999
368,800	Sally Malay Mining Limited (Materials, Metals & Mining)	865,933
121,411	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	940,605
818,100	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,386,288

		21,204,486

Austria: 1.28%
22,100	Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	1,115,152
41,100	OMV AG (Energy, Oil, Gas & Consumable Fuels)	1,857,494
29,200	Voestalpine AG (Materials, Metals & Mining)	1,370,993

		4,343,639

Belgium: 1.78%
39,400	Delhaize Group (Consumer Staples, Food & Staples Retailing)	3,207,873
39,400	KBC Groep NV (Financials, Commercial Banks)	1,481,652
37,000	Tessenderlo Chemie NV (Materials, Chemicals)†	1,326,116

		6,015,641

Bermuda: 0.60%
1,133,500	Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	664,489
429,500	Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,366,595

		2,031,084

Brazil: 1.41%
130,500	Banco do Brasil SA (Financials, Commercial Banks)	2,361,973
84,400	Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	2,429,670

		4,791,643

Canada: 0.82%
58,500	Metro Incorporated (Consumer Staples, Food & Staples Retailing)	2,787,726

Cayman Islands: 0.96%
2,260,000	Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	1,403,321
2,204,000	Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment & Instruments)	1,838,898

		3,242,219

China: 1.80%
4,269,000	China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,280,772
1,747,500	China Railway Construction Corporation (Industrials, Construction & Engineering)	1,815,223

		6,095,995

Denmark: 0.94%
45,600	Danske Bank (Financials, Commercial Banks)	1,009,732
93,000	H. Lundbeck A/S (Health Care, Pharmaceuticals)«	2,156,542

		3,166,274

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 125
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Finland: 0.91%
183,900	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	$1,572,860
82,700	TietoEnator Oyj (Information Technology, IT Services)	1,511,911

		3,084,771

France: 8.71%
54,000	AXA SA (Financials, Insurance)	1,128,417
30,200	BNP Paribas SA (Financials, Commercial Banks)	2,208,878
20,800	Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,968,819
209,400	Credit Agricole SA (Financials, Commercial Banks)	3,436,499
86,100	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	1,929,150
31,200	Rallye SA (Consumer Staples, Food & Staples Retailing)†	1,411,616
84,100	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	5,896,751
109,700	SCOR SE (Financials, Insurance)	2,987,294
17,600	Societe Generale (Financials, Commercial Banks)	1,143,623
60,200	Total SA (Energy, Oil, Gas & Consumable Fuels)	3,664,723
130,400	Vivendi SA (Consumer Discretionary, Media)	3,723,777

		29,499,547

Germany: 7.17%
33,100	Allianz AG (Financials, Insurance)	4,645,428
46,500	BASF SE (Materials, Chemicals)	4,021,863
41,200	Deutsche Bank AG (Financials, Capital Markets)	2,422,252
52,800	E.ON AG (Utilities, Electric Utilities)	1,612,546
31,000	Hannover Rueckversicherung AG (Financials, Insurance)	1,692,526
19,700	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	3,098,990
25,900	Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,382,511
40,900	RWE AG (Utilities, Multi-Utilities)	2,605,168
68,300	Thyssenkrupp AG (Materials, Metals & Mining)	2,790,592

		24,271,876

Hong Kong: 0.38%
543,000	Cathay Pacific Airways Limited (Industrials, Airlines)	1,301,209

India: 0.37%
91,263	Tata Steel Limited GDR (Industrials, Machinery)	1,263,993

Ireland: 0.05%
79,300	Allied Irish Banks plc (Financials, Commercial Banks)(a)	21,241
225,000	Bank of Ireland plc (Financials, Commercial Banks)†(a)	70,151
111,500	Irish Life & Permanent Group Holdings plc (Financials, Insurance)(a)	63,997

		155,389

Israel: 0.69%
451,300	Bank Hapoalim Limited (Financials, Commercial Banks)†	2,347,110

Italy: 2.57%
141,055	Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,057,487
688,400	Enel SpA (Utilities, Multi-Utilities)	4,339,469
135,200	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	3,320,521

		8,717,477

Japan: 18.44%
203,200	Adeka Corporation (Materials, Chemicals)	1,981,188
208,000	Chiba Bank Limited (Financials, Commercial Banks)	1,165,280
169,600	Comsys Holdings Corporation (Industrials, Construction & Engineering)	1,714,758
73,600	Edion Corporation (Consumer Discretionary, Specialty Retail)«	625,573

126 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Japan (continued)
63,300	Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	$1,500,692
262,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,688,290
378,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	1,572,349
57,700	Hitachi Capital Corporation (Financials, Consumer Finance)	755,414
168,000	Itochu Corporation (Industrials, Trading Companies & Distributors)	1,759,173
408,000	JX Holdings Incorporated (Energy, Energy Equipment & Services)	2,746,814
52,000	Kaneka Corporation (Industrials, Professional Services)	361,962
500	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	3,095,696
99,000	Kyorin Company Limited (Health Care, Pharmaceuticals)	1,685,309
148,000	Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	1,517,721
516,000	Marubeni Corporation (Industrials, Trading Companies & Distributors)	3,715,845
39,100	Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,497,157
35,500	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	985,447
54,300	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	973,327
363,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	1,261,205
396,000	Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	1,404,424
1,831,300	Mizuho Financial Group Incorporated (Financials, Commercial Banks)«	3,038,223
73,100	Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	1,591,538
107,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	1,515,340
74,600	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	3,349,736
170,000	Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	1,265,088
1,400	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	2,460,688
208,000	Rengo Company Limited (Materials, Containers & Packaging)	1,357,826
40,000	Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	963,693
313,000	Sankyu Incorporated (Industrials, Road & Rail)	1,497,644
33,000	Sanwa Shutter Corporation (Industrials, Building Products)	111,084
80,800	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	1,404,626
678,000	Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,353,066
285,000	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	4,073,876
69,900	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,173,135
34,400	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,604,616
62,000	The Keiyo Bank Limited (Financials, Commercial Banks)	310,075
234,000	Toshiba TEC Corporation (Information Technology, Office Electronics)	1,040,875
29,400	Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	1,334,275

		62,453,028

Liechtenstein: 0.28%
7,800	Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	949,418

Netherlands: 2.22%
151,800	Aegon NV (Financials, Insurance)	1,136,752
237,100	ING Groep NV (Financials, Diversified Financial Services)	3,000,977
52,700	Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	3,238,029
1,740	Nutreco Holding NV (Consumer Staples, Food Products)	127,612

		7,503,370

Norway: 1.48%
158,200	Atea ASA (Information Technology, IT Services)†	1,780,742
98,900	DnB Nor ASA (Financials, Commercial Banks)	1,517,412
61,700	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	1,710,340

		5,008,494

Portugal: 0.29%
245,688	Banco BPI SA (Financials, Commercial Banks)†	427,576
131,400	Banco Espirito Santo SA (Financials, Commercial Banks)	538,176

		965,752

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 127
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Russia: 1.57%
38,224	Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	$1,007,202
60,400	Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)«	4,311,956

		5,319,158

Singapore: 0.51%
16,490	Mobilone Limited (Telecommunication Services, Wireless Telecommunication Services)	31,528
113,000	United Overseas Bank Limited (Financials, Commercial Banks)	1,685,363

		1,716,891

South Africa: 0.66%
91,400	Exxaro Resources Limited (Materials, Metals & Mining)	2,235,483

South Korea: 0.68%
174,300	Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	2,311,924

Spain: 4.17%
185,200	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	2,246,966
146,100	Banco Espanol de Credito SA (Financials, Commercial Banks)«	1,322,861
430,300	Banco Santander Central Hispano SA (Financials, Commercial Banks)	4,995,653
123,800	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	4,241,487
52,400	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	1,311,825

		14,118,792

Sweden: 2.29%
169,300	Boliden AB (Materials, Metals & Mining)	3,647,840
113,500	Saab AB (Industrials, Aerospace & Defense)†	2,474,310
101,800	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,638,632

		7,760,782

Switzerland: 6.96%
28,800	Baloise Holding AG (Financials, Insurance)	2,853,348
101,215	Clariant AG (Materials, Chemicals)	1,825,947
76,500	Credit Suisse Group (Financials, Capital Markets)	3,250,729
1,800	Georg Fischer AG (Industrials, Machinery)	1,012,194
82,500	Novartis AG (Health Care, Pharmaceuticals)	4,474,850
29,500	Roche Holdings AG (Health Care, Pharmaceuticals)	4,213,827
28,900	Swiss Reinsurance (Financials, Insurance)	1,653,451
95	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	42,354
15,200	Zurich Financial Services AG (Financials, Insurance)	4,254,676

		23,581,376

Thailand: 0.78%
3,105,400	Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	2,643,877

United Kingdom: 17.63%
190,400	Amlin plc (Financials, Insurance)	1,165,863
109,800	AstraZeneca plc (Health Care, Pharmaceuticals)	5,042,919
220,500	Aviva plc (Financials, Insurance)	1,530,926
684,100	BAE Systems plc (Industrials, Aerospace & Defense)	3,565,559
242,900	Barclays plc (Financials, Commercial Banks)	1,081,501
459,300	BP plc (Energy, Oil, Gas & Consumable Fuels)	3,345,111
1,268,300	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	3,776,228
87,468	Charter International plc (Industrials, Machinery)	1,133,754
390,000	DS Smith plc (Industrials, Professional Services)	1,245,019
254,700	Firstgroup plc (Industrials, Road & Rail)	1,333,228
213,300	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,070,180

128 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name			Value
United Kingdom (continued)
184,200	Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			$1,322,924
442,800	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)			1,371,665
679,100	Kesa Electricals plc (Consumer Discretionary, Specialty Retail)			1,314,920
949,700	LogicaCMG plc (Industrials, Professional Services)			1,995,795
632,790	Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			964,365
42,900	Next plc (Consumer Discretionary, Multiline Retail)			1,362,639
237,100	Northern Foods plc (Consumer Staples, Food Products)			276,709
1,123,200	Old Mutual plc (Financials, Insurance)			2,450,498
374,800	Pace plc (Consumer Discretionary, Household Durables)			914,507
315,100	Premier Foods plc (Consumer Staples, Food Products)†			141,181
443,900	Royal & Sun Alliance Insurance Group plc (Financials, Insurance)			936,417
14,300	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			519,720
264,000	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			9,571,294
389,400	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			1,065,696
279,500	Tullett Prebon plc (Financials, Capital Markets)			1,835,193
1,698,900	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			4,810,285
223,600	WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)			1,556,030

				59,700,126

Total Common Stocks (Cost $333,700,920)				320,588,550

			Yield
Short-Term Investments: 4.53%

Investment Companies: 4.53%
4,823,589	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	4,823,589
10,507,215	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.24	10,507,215

Total Short-Term Investments (Cost $15,330,804)				15,330,804

Total Investments in Securities (Cost $349,031,724)*		99.19%		335,919,354
Other Assets and Liabilities, Net		0.81		2,758,002

Total Net Assets		100.00%		$338,677,356

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $349,922,728 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,390,248
Gross unrealized depreciation	(42,393,622)

Net unrealized depreciation	$(14,003,374)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 129
SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 96.85%

Consumer Discretionary: 8.20%

Auto Components: 0.68%
12,665	Gentex Corporation	$383,116

Diversified Consumer Services: 0.43%
46,680	Cambium Learning Group Incorporated†	158,712
18,610	Corinthian Colleges Incorporated†	83,732
58,950	Voyager Expanded Learning Corporation(a)	0

		242,444

Hotels, Restaurants & Leisure: 0.90%
143,645	Century Casinos Incorporated†	429,499
117,099	Empire Resorts Incorporated	72,601

		502,100

Household Durables: 2.64%
16,001	Cavco Industries Incorporated†	722,605
6,655	KB Home Incorporated	82,789
25,415	Nobility Homes Incorporated†	233,818
21,891	Skyline Corporation	438,915

		1,478,127

Media: 0.83%
62,212	Outdoor Channel Holdings Incorporated	464,102

Specialty Retail: 2.72%
28,035	Collective Brands Incorporated†	604,995
14,635	Monro Muffler Brake Incorporated	482,662
3,750	rue21 Incorporated†	108,000
30,960	Talbots Incorporated†	186,998
4,210	Vitamin Shoppe Incorporated†	142,424

		1,525,079

Consumer Staples: 0.64%

Personal Products: 0.64%
31,212	Prestige Brands Holdings Incorporated†	358,938

Energy: 24.71%

Energy Equipment & Services: 10.81%
88,807	Global Industries Limited†	869,421
35,165	Helix Energy Solutions Group Incorporated†	604,838
4,945	Helmerich & Payne Incorporated	339,672
73,715	ION Geophysical Corporation†	935,443
31,675	Key Energy Services Incorporated†	492,546
51,483	Matrix Service Company†	715,614
105,570	Newpark Resources Incorporated†	829,780
5,940	Oceaneering International Incorporated†	531,333
11,035	PHI Incorporated (non-voting)†	244,094
3,807	PHI Incorporated (voting)†	87,561
37,244	Willbros Group Incorporated†	406,704

		6,057,006

130 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels: 13.90%
13,140	El Paso Corporation	$236,520
20,088	Endeavour International Corporation†	255,118
8,490	Energy XXI Bermuda Limited†	289,509
10,185	Forest Oil Corporation†	385,299
46,029	InterOil Corporation†	3,435,605
84,079	McMoRan Exploration Company†	1,489,039
11,665	PetroQuest Energy Incorporated†	109,184
20,720	Range Resources Corporation	1,211,291
9,985	SandRidge Energy Incorporated†	127,808
29,808	Triangle Petroleum Corporation†	247,406

		7,786,779

Financials: 18.36%

Capital Markets: 0.35%
12,075	Artio Global Investos Incorporated	195,132

Commercial Banks: 4.95%
39,331	1st United Bancorp Incorporated†	276,104
15,365	Bancorp Incorporated†	141,819
21,476	Center Financial Corporation†	157,634
5,840	City National Corporation	333,172
17,410	First Horizon National Corporation	195,166
7,010	IBERIABANK Corporation	421,511
31,329	Pacific Premier Bancorp Incorporated†	213,350
13,365	Park Sterling Corporation†	64,820
15,940	Sterling Bancorp	159,559
8,126	Univest Corporation of Pennsylvania	143,993
12,010	Washington Banking Company	169,341
8,980	Western Liberty Bancorp†	34,932
28,930	Whitney Holding Corporation	394,027
15,870	Wilmington Trust Corporation	71,732

		2,777,160

Insurance: 2.60%
23,620	Argo Group International Holdings Limited	780,405
41,380	Hilltop Holdings Incorporated†	415,455
6,640	Mercury General Corporation	259,823

		1,455,683

Real Estate Investment Trusts (REITs): 10.12%
12,355	Annaly Capital Management Incorporated	215,595
63,665	Anworth Mortgage Asset Corporation	451,385
52,965	Capstead Mortgage Corporation	676,893
477,145	Chimera Investment Corporation	1,889,494
9,630	Crexus Investment Corporation	109,939
13,080	Hatteras Financial Corporation	367,810
3,850	Invesco Mortgage Capital	83,626
80,070	MFA Mortgage Investments Incorporated	656,574
178,860	Origen Financial Incorporated	339,834
21,261	Redwood Trust Incorporated	330,609
55,071	UMH Properties Incorporated	547,406

		5,669,165

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 131
SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Thrifts & Mortgage Finance: 0.34%
10,125	First Niagara Financial Group Incorporated	$137,498
4,210	Northwest Bancshares Incorporated	52,793

		190,291

Health Care: 5.25%

Biotechnology: 0.16%
15,575	Infinity Pharmaceuticals Incorporated†	91,581

Health Care Equipment & Supplies: 1.82%
74,547	Allied Healthcare Products Incorporated†	325,025
88,280	Orasure Technologies Incorporated†	693,881

		1,018,906

Health Care Providers & Services: 1.73%
31,794	Cross Country Healthcare Incorporated†	248,947
8,635	Ensign Group Incorporated	275,716
15,800	Gentiva Health Services Incorporated†	442,874

		967,537

Health Care Technology: 0.61%
22,610	Omnicell Incorporated†	344,576

Life Sciences Tools & Services: 0.93%
36,930	Accelrys Incorporated†	295,440
18,975	Nordion Incorporated	224,285

		519,725

Industrials: 14.15%

Air Freight & Logistics: 0.33%
34,825	Pacer International Incorporated†	183,180

Airlines: 0.78%
69,405	JetBlue Airways Corporation†	435,169

Building Products: 0.25%
49,074	Patrick Industries Incorporated†	137,407

Commercial Services & Supplies: 4.75%
26,363	ABM Industries Incorporated	669,357
53,115	ACCO Brands Corporation†	506,717
33,294	GEO Group Incorporated	853,658
15,349	Healthcare Services Group	269,835
14,690	Newalta Incorporated	196,846
11,885	SFN Group Incorporated†	167,460

		2,663,873

Construction & Engineering: 3.94%
16,645	Chicago Bridge & Iron Company NV	676,786
36,445	Integrated Electrical Services Incorporated†	125,371
16,890	MYR Group Incorporated†	404,009
71,501	Primoris Services Corporation	725,020
16,438	Sterling Construction Company Incorporated†	277,473

		2,208,659

132 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Electrical Equipment: 0.88%
23,815	GrafTech International Limited†	$491,303

Machinery: 1.52%
13,670	Actuant Corporation Class A	396,430
33,425	Hardinge Incorporated	457,923

		854,353

Professional Services: 1.70%
180,390	Hill International Incorporated†	954,263

Information Technology: 12.34%

Communications Equipment: 4.75%
76,125	Bigband Networks Incorporated†	194,119
71,910	Brocade Communications Systems Incorporated†	442,247
103,954	China GrenTech Corporation Limited ADR†	349,285
454,310	MRV Communications Incorporated†	695,094
382,850	Sandvine Corporation†	979,943

		2,660,688

Computers & Peripherals: 1.94%
52,585	Cray Incorporated†	339,173
69,575	Intermec Incorporated†	750,714

		1,089,887

Electronic Equipment & Instruments: 2.81%
10,803	Coherent Incorporated†	627,762
13,265	OSI Systems Incorporated†	497,835
51,430	Power One Incorporated†	450,013

		1,575,610

IT Services: 1.32%
134,052	Tier Technologies Incorporated Class B†	737,286

Semiconductors & Semiconductor Equipment: 1.52%
42,725	MEMC Electronic Materials Incorporated†	553,716
259,372	Trident Microsystems Incorporated†	298,278

		851,994

Materials: 12.53%

Chemicals: 0.43%
3,845	International Flavors & Fragrances Incorporated	239,544

Containers & Packaging: 0.36%
162,629	Intertape Polymer Group Incorporated†	203,286

Metals & Mining: 11.42%
19,525	Eldorado Gold Corporation	317,477
9,980	Goldcorp Incorporated	497,004
203,155	Great Basin Gold Limited†	536,329
44,910	Jaguar Mining Incorporated†	234,430
117,155	Petaquilla Minerals Limited†	111,883
35,170	Randgold Resources Limited ADR†	2,867,762
10,800	Royal Gold Incorporated	565,920
88,445	San Gold Corporation†	234,070

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 133
SMALL CAP VALUE PORTFOLIO

Shares	Security Name				Value
Metals & Mining (continued)
715,700	Sandstorm Gold Limited†				$664,394
67,404	Sandstorm Metals & Energy Limited†				41,019
10,444	Silver Standard Resources Incorporated†				327,733

					6,398,021

Paper & Forest Products: 0.32%
23,205	Wausau Paper Corporation				177,286

Telecommunication Services: 0.67%

Diversified Telecommunication Services: 0.67%
139,175	Cincinnati Bell Incorporated†				372,989

Total Common Stocks (Cost $44,288,236)					54,262,245

				Expiration Date
Warrants: 0.04%

Health Care: 0.04%

Health Care Equipment & Supplies: 0.04%
9,104	EnteroMedics Incorporated†(a)			05/14/2016	23,397

Total Warrants (Cost $0)					23,397

Investment Companies: 0.49%
10,322	KBW Regional Banking ETF				274,565

Total Investment Companies (Cost $247,316)					274,565

			Yield
Short-Term Investments: 4.29%

Investment Companies: 4.29%
2,404,290	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%		2,404,290

Total Short-Term Investments (Cost $2,404,290)					2,404,290

Total Investments in Securities (Cost $46,939,842)*		101.67%			56,964,497
Other Assets and Liabilities, Net		(1.67)			(937,184)

Total Net Assets		100.00%			$56,027,313

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $48,827,404 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,546,133
Gross unrealized depreciation	(2,409,040)

Net unrealized appreciation	$8,137,093
The accompanying notes are an integral part of these financial statements.

134 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 94.65%

Consumer Discretionary: 14.46%

Auto Components: 2.64%
170,560	Gentex Corporation«	$5,159,440
158,310	Modine Manufacturing Company†	2,555,123
118,420	Stoneridge Incorporated†	1,731,300

		9,445,863

Hotels, Restaurants & Leisure: 0.89%
143,260	Caribou Coffee Company Incorporated†	1,456,954
49,070	WMS Industries Incorporated†«	1,734,625

		3,191,579

Media: 0.89%
79,690	Arbitron Incorporated	3,189,991

Multiline Retail: 0.70%
128,510	99 Cents Only Stores†«	2,518,796

Specialty Retail: 7.63%
102,625	Aeropostale Incorporated†«	2,495,840
118,450	Ascena Retail Group Incorporated†«	3,838,965
259,870	Chico’s FAS Incorporated«	3,872,063
102,600	Dick’s Sporting Goods Incorporated†	4,101,948
196,050	Finish Line Incorporated Class A	3,891,593
53,470	rue21 Incorporated†«	1,539,936
270,830	Sonic Automotive Incorporated«	3,794,328
78,700	Ulta Salon Cosmetics & Fragrance Incorporated†«	3,787,831

		27,322,504

Textiles, Apparel & Luxury Goods: 1.71%
119,070	Hanesbrands Incorporated†	3,219,653
50,680	Warnaco Group Incorporated†	2,898,389

		6,118,042

Consumer Staples: 4.05%

Beverages: 0.36%
104,650	Primo Water Corporation†	1,281,963

Food & Staples Retailing: 1.34%
107,220	United Natural Foods Incorporated†«	4,805,600

Food Products: 1.59%
145,950	Darling International Incorporated†	2,243,252
61,770	Diamond Foods Incorporated«	3,446,766

		5,690,018

Personal Products: 0.76%
90,910	Elizabeth Arden Incorporated†	2,728,209

Energy: 8.18%

Energy Equipment & Services: 3.35%
80,150	Complete Production Services Incorporated†	2,549,572
81,830	Helix Energy Solutions Group Incorporated†	1,407,476
292,925	Pioneer Drilling Company†	4,042,365

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 135
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Energy Equipment & Services (continued)
97,210	Superior Energy Services Incorporated†«	$3,985,610

		11,985,023

Oil, Gas & Consumable Fuels: 4.83%
382,130	Abraxas Petroleum Corporation†«	2,235,461
105,730	Gevo Incorporated†	2,082,881
137,530	Goodrich Petroleum Corporation†«	3,055,917
89,670	Gulfport Energy Corporation†	3,241,571
97,620	Rosetta Resources Incorporated†	4,640,855
159,560	SandRidge Energy Incorporated†«	2,042,368

		17,299,053

Financials: 7.07%

Capital Markets: 2.45%
97,290	Evercore Partners Incorporated Class A	3,336,074
114,630	FXCM Incorporated Class A†	1,493,629
62,910	LPL Investment Holdings Incorporated†«	2,252,807
138,760	Medley Capital Corporation†«	1,690,097

		8,772,607

Commercial Banks: 1.58%
47,090	Signature Bank†	2,655,876
52,990	SVB Financial Group†«	3,016,721

		5,672,597

Consumer Finance: 0.92%
86,555	Dollar Financial Corporation†	1,796,016
141,210	Netspend Holdings Incorporated†«	1,485,529

		3,281,545

Diversified Financial Services: 1.05%
159,315	Encore Capital Group Incorporated†	3,774,172

Real Estate Investment Trusts (REITs): 0.45%
98,910	Chatham Lodging Trust	1,607,288

Real Estate Management & Development: 0.62%
72,790	Altisource Portfolio Solutions SA†	2,233,197

Health Care: 14.50%

Biotechnology: 1.08%
22,610	Gen-Probe Incorporated†«	1,500,174
153,070	Seattle Genetics Incorporated†«	2,383,300

		3,883,474

Health Care Equipment & Supplies: 6.35%
119,100	Alere Incorporated†«	4,661,574
161,340	American Medical Systems Holdings Incorporated†«	3,491,398
165,380	DexCom Incorporated†	2,566,698
400,731	Endologix Incorporated†	2,716,956
75,475	SonoSite Incorporated†	2,514,827
261,250	Spectranetics Corporation†	1,230,488
141,200	Tornier NV†«	2,623,496
65,390	Zoll Medical Corporation†«	2,930,126

		22,735,563

136 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Health Care Providers & Services: 2.34%
131,050	Accretive Health Incorporated†«	$3,637,948
124,750	Examworks Group Incorporated†«	2,773,193
75,420	Hanger Orthopedic Group Incorporated†	1,963,183

		8,374,324

Health Care Technology: 2.16%
121,540	Medidata Solutions Incorporated†	3,107,778
303,890	Omnicell Incorporated†	4,631,284

		7,739,062

Life Sciences Tools & Services: 1.30%
61,440	Covance Incorporated†«	3,361,997
91,840	Pacific BioSciences of California†«	1,290,352

		4,652,349

Pharmaceuticals: 1.27%
217,510	Nektar Therapeutics†«	2,059,820
71,140	Salix Pharmaceuticals Limited†	2,492,034

		4,551,854

Industrials: 17.31%

Aerospace & Defense: 0.76%
140,740	Kratos Defense & Security Solutions Incorporated†	2,004,138
25,420	SRA International Incorporated Class A†	720,911

		2,725,049

Air Freight & Logistics: 1.55%
26,090	Atlas Air Worldwide Holdings Incorporated†	1,818,995
103,150	Hub Group Incorporated Class A†«	3,732,999

		5,551,994

Commercial Services & Supplies: 1.99%
42,291	Copart Incorporated†	1,832,469
100,820	Higher One†«	1,456,849
272,280	SFN Group Incorporated†	3,836,425

		7,125,743

Electrical Equipment: 3.96%
70,130	EnerSys†	2,787,668
109,950	General Cable Corporation†«	4,760,835
191,250	Sensata Technologies Holdings NV†	6,642,113

		14,190,616

Machinery 3.74%
106,160	Actuant Corporation Class A	3,078,640
157,430	Briggs & Stratton Corporation«	3,565,790
93,720	Columbus Mckinnon Corporation†	1,730,071
98,600	Freightcar America Incorporated	3,205,475
157,110	Wabash National Corporation†	1,819,334

		13,399,310

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 137
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Road & Rail: 2.94%
49,320	Genesee & Wyoming Incorporated†	$2,870,424
181,150	Hertz Global Holdings Incorporated†«	2,831,375
225,090	Swift Transportation Company†«	3,308,823
57,640	Werner Enterprises Incorporated«	1,525,731

		10,536,353

Trading Companies & Distributors: 2.37%
102,190	Beacon Roofing Supply Incorporated†	2,091,829
116,140	Kaman Corporation Class A	4,088,128
33,620	MSC Industrial Direct Company	2,301,961

		8,481,918

Information Technology: 24.58%

Communications Equipment: 1.71%
81,920	Aruba Networks Incorporated†	2,772,173
88,510	Riverbed Technology Incorporated†«	3,332,402

		6,104,575

Electronic Equipment & Instruments: 3.48%
198,350	Datalink Corporation†	1,269,440
52,510	Mercury Computer Systems Incorporated†	1,111,112
170,860	Methode Electronics Incorporated	2,063,989
100,160	OSI Systems Incorporated†	3,759,005
107,960	Rofin-Sinar Technologies Incorporated†	4,264,420

		12,467,966

Internet Software & Services: 1.07%
148,720	Vocus Incorporated†	3,845,899

IT Services: 1.25%
41,050	Fleetcor Technologies Incorporated†	1,340,693
240,070	Interxion Holding NV†	3,120,910

		4,461,603

Semiconductors & Semiconductor Equipment: 4.58%
281,930	Atmel Corporation†	3,842,706
41,730	Inphi Corporation†	876,747
148,430	Microsemi Corporation†«	3,073,985
64,560	NetLogic Microsystems Incorporated†	2,712,811
239,490	PMC-Sierra Incorporated†	1,796,175
68,540	Tessera Technologies Incorporated†	1,251,540
58,850	Varian Semiconductor Equipment Associates Incorporated†	2,864,230

		16,418,194

Software: 12.49%
125,640	Bottomline Technologies Incorporated†«	3,158,590
41,610	Broadsoft Incorporated†	1,984,381
437,030	Cadence Design Systems Incorporated†«	4,261,043
55,730	CommVault Systems Incorporated†	2,222,512
47,062	Concur Technologies Incorporated†«	2,609,588
196,320	Parametric Technology Corporation†	4,415,237
110,640	Realpage Incorporated†	3,068,047
50,610	Rovi Corporation†	2,715,227
80,780	Solarwinds Incorporated†	1,895,099

138 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Software (continued)
76,350	Sourcefire Incorporated†«	$2,100,389
235,990	SS&C Technologies Holdings†	4,818,916
135,910	SuccessFactors Incorporated†«	5,312,722
113,730	Synchronoss Technologies Incorporated†	3,952,118
37,860	Ultimate Software Group Incorporated†	2,224,275

		44,738,144

Materials: 4.50%

Chemicals: 2.62%
86,510	Methanex Corporation	2,701,707
138,270	Olin Corporation	3,169,148
92,370	STR Holdings Incorporated†«	1,771,657
99,860	Zep Incorporated	1,738,563

		9,381,075

Metals & Mining: 1.43%
173,770	Minefinders Corporation Limited†	2,288,551
151,600	Steel Dynamics Incorporated«	2,845,532

		5,134,083

Paper & Forest Products: 0.45%
59,330	Buckeye Technologies Incorporated	1,615,556

Total Common Stocks (Cost $240,840,752)		339,032,751

Principal		Interest Rate	Maturity Date
Short-Term Investments: 30.11%

Corporate Bonds and Notes: 0.67%
$1,985,108	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	821,239
2,617,623	VFNC Corporation(a)††(i)(v)±	0.26	09/29/2011	1,570,574

				2,391,813

Shares			Yield
Investment Companies: 29.44%
12,594,460	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12	12,594,460
92,876,095	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24	92,876,095

				105,470,555

Total Short-Term Investments (Cost $106,839,030)				107,862,368

Total Investments in Securities (Cost $347,679,782)*		124.76%		446,895,119

Other Assets and Liabilities, Net		(24.76)		(88,679,343)

Total Net Assets		100.00%		$358,215,776

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 139
SMALL COMPANY GROWTH PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $350,237,591 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$99,318,084
Gross unrealized depreciation	(2,660,556)

Net unrealized appreciation	$96,657,528
The accompanying notes are an integral part of these financial statements.

140 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 96.63%

Consumer Discretionary: 13.25%

Auto Components: 0.91%
83,140	Cooper Tire & Rubber Company«	$2,140,855

Hotels, Restaurants & Leisure: 1.30%
88,720	Gaylord Entertainment Company†«	3,076,810

Household Durables: 0.89%
89,140	American Greetings Corporation Class A«	2,103,704

Leisure Equipment & Products: 1.91%
241,530	Callaway Golf Company«	1,647,235
102,060	RC2 Corporation†	2,867,886

		4,515,121

Media: 1.26%
153,950	Cinemark Holdings Incorporated«	2,978,933

Specialty Retail: 4.72%
119,350	Asbury Automotive Group Incorporated†«	2,206,782
371,030	Bebe Stores Incorporated	2,170,526
33,850	Children’s Place Retail Stores Incorporated†	1,686,746
64,700	Genesco Incorporated†«	2,600,940
71,270	Rent-A-Center Incorporated«	2,488,036

		11,153,030

Textiles, Apparel & Luxury Goods: 2.26%
110,440	Hanesbrands Incorporated†«	2,986,298
127,710	Volcom Incorporated«	2,366,466

		5,352,764

Consumer Staples: 1.83%

Food & Staples Retailing: 0.99%
222,700	SUPERVALU Incorporated«	1,988,711
23,710	The Pantry Incorporated†	351,619

		2,340,330

Food Products: 0.84%
100,110	Snyders Lance Incorporated	1,987,184

Energy: 6.69%

Energy Equipment & Services: 5.62%
276,940	Global Industries Limited†«	2,711,243
197,150	Helix Energy Solutions Group Incorporated†«	3,390,980
63,700	Hornbeck Offshore†«	1,965,145
166,220	Key Energy Services Incorporated†«	2,584,721
42,510	Unit Corporation†	2,633,495

		13,285,584

Oil, Gas & Consumable Fuels: 1.07%
50,220	Berry Petroleum Company Class A«	2,533,599

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 141
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Financials: 30.59%

Capital Markets: 2.08%
177,020	Apollo Investment Corporation	$2,134,861
38,800	Stifel Financial Corporation†	2,785,452

		4,920,313

Commercial Banks: 9.45%
160,270	Associated Banc-Corporation«	2,380,010
52,800	Bank of the Ozarks Incorporated«	2,307,888
104,560	Cardinal Financial Corporation	1,219,170
93,110	Home Bancshares Incorporated	2,118,253
126,790	MB Financial Incorporated«	2,657,518
108,750	Pacwest Bancorp«	2,365,313
101,210	Pinnacle Financial Partners Incorporated†«	1,674,013
49,990	SVB Financial Group†«	2,845,931
208,520	Umpqua Holdings Corporation«	2,385,469
65,160	Wintrust Financial Corporation«	2,394,630

		22,348,195

Insurance: 5.13%
91,100	Amtrust Financial Services Incorporated«	1,737,277
50,911	Argo Group International Holdings Limited«	1,682,099
109,480	Employers Holdings Incorporated	2,261,857
128,100	Selective Insurance Group Incorporated	2,216,130
38,170	The Navigators Group Incorporated†«	1,965,755
112,190	United Fire & Casualty Company	2,267,360

		12,130,478

Real Estate Investment Trusts (REITs): 11.14%
71,430	American Campus Communities	2,357,190
126,960	BioMed Realty Trust Incorporated	2,414,779
180,400	Campus Crest Communities Incorporated	2,134,132
67,020	Corporate Office Properties Trust	2,422,103
267,089	Cousins Properties Incorporated«	2,230,193
90,010	DuPont Fabros Technology Incorporated«	2,182,743
131,450	First Potomac Realty Trust	2,070,338
113,660	LaSalle Hotel Properties	3,068,820
96,400	Pebblebrook Hotel Trust	2,135,260
128,650	Redwood Trust Incorporated«	2,000,508
89,643	Sabra Health Care REIT Incorporated	1,578,613
44,200	Sovran Self Storage Incorporated«	1,748,110

		26,342,789

Thrifts & Mortgage Finance: 2.79%
167,630	Capitol Federal Financial Incorporated	1,889,190
177,920	Northwest Bancshares Incorporated	2,231,117
143,520	Washington Federal Incorporated«	2,488,637

		6,608,944

142 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Health Care: 6.87%

Health Care Providers & Services: 6.87%
87,440	Ensign Group Incorporated	$2,791,959
97,820	Gentiva Health Services Incorporated†«	2,741,895
147,550	Healthways Incorporated†«	2,267,844
179,980	Medquist Holdings Incorporated†	1,875,392
207,340	Select Medical Holdings Corporation†	1,671,160
131,573	Sun Healthcare Group Incorporated†	1,851,232
72,920	WellCare Health Plans Incorporated†«	3,058,994

		16,258,476

Industrials: 13.34%

Aerospace & Defense: 2.13%
36,990	Alliant Techsystems Incorporated«	2,614,083
46,750	Teledyne Technologies Incorporated†«	2,417,443

		5,031,526

Airlines: 0.98%
53,100	Allegiant Travel Company«	2,326,311

Construction & Engineering: 1.77%
273,110	Great Lakes Dredge & Dock Company«	2,083,829
86,240	Tutor Prini Corporation	2,100,806

		4,184,635

Electrical Equipment: 1.07%
123,170	GrafTech International Limited†«	2,540,997

Machinery: 2.42%
132,360	Douglas Dynamics Incorporated	1,887,454
143,690	Titan International Incorporated«	3,823,591

		5,711,045

Road & Rail: 0.89%
94,250	Marten Transport Limited	2,101,775

Trading Companies & Distributors: 3.05%
193,390	Aircastle Limited«	2,334,217
64,750	GATX Corporation	2,503,235
65,180	TAL International Group Incorporated«	2,364,079

		7,201,531

Transportation Infrastructure: 1.03%
53,610	Alexander & Baldwin Incorporated«	2,447,297

Information Technology: 14.07%

Communications Equipment: 1.44%
47,240	Black Box Corporation	1,660,486
163,210	Emulex Corporation†	1,741,451

		3,401,937

Electronic Equipment & Instruments: 4.96%
112,900	Aeroflex Holding Corporation†	2,055,909
92,590	Benchmark Electronics Incorporated†	1,756,432
280,010	Power One Incorporated†«	2,450,088

Portfolio of Investments—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 143
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Electronic Equipment & Instruments (continued)
74,470	Synnex Corporation†«	$2,437,403
167,040	TTM Technologies Incorporated†«	3,033,446

		11,733,278

Internet Software & Services: 0.92%
278,770	EarthLink Incorporated	2,182,769

IT Services: 2.17%
51,820	CACI International Incorporated Class A†«	3,177,602
97,600	CSG Systems International Incorporated†	1,946,144

		5,123,746

Semiconductors & Semiconductor Equipment: 4.58%
105,010	Fairchild Semiconductor International Incorporated†	1,911,182
200,720	Integrated Silicon Solution Incorporated†«	1,860,674
257,440	Kulicke & Soffa Industries Incorporated†«	2,407,064
365,890	RF Micro Devices Incorporated†«	2,345,355
45,520	Veeco Instruments Incorporated†«	2,314,237

		10,838,512

Materials: 5.83%

Chemicals: 2.20%
44,840	Cytec Industries Incorporated	2,437,942
72,400	Kraton Performance Polymers Incorporated†	2,769,300

		5,207,242

Containers & Packaging: 1.70%
79,530	Graham Packaging Corporation†	1,386,208
112,660	Temple-Inland Incorporated	2,636,244

		4,022,452

Metals & Mining: 1.93%
94,450	A.M. Castle & Company†	1,783,216
89,360	RTI International Metals Incorporated†«	2,783,564

		4,566,780

Telecommunication Services: 1.08%

Diversified Telecommunication Services: 1.08%
319,180	Iradium Communications Incorporated†«	2,543,865

Utilities: 3.08%

Electric Utilities: 2.20%
120,530	Great Plains Energy Incorporated	2,413,011
117,410	Portland General Electric Company	2,790,836

		5,203,847

Independent Power Producers & Energy Traders: 0.88%
547,173	Genon Energy Incorporated†	2,084,729

Total Common Stocks (Cost $180,946,886)		228,531,383

144 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—March 31, 2011 (Unaudited)
SMALL COMPANY VALUE PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Short-Term Investments: 35.30%

Corporate Bonds and Notes: 0.71%
$1,389,787	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$574,955
1,832,615	VFNC Corporation(a)††(i)(v)±	0.26	09/29/2011	1,099,569

				1,674,524

Shares			Yield
Investment Companies: 34.59%
8,762,815	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12	8,762,815
73,039,919	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24	73,039,919

				81,802,734

Total Short-Term Investments (Cost $82,760,813)				83,477,258

Total Investments in Securities (Cost $263,707,699)*		131.93%		312,008,641
Other Assets and Liabilities, Net		(31.93)		(75,516,588)

Total Net Assets		100.00%		$236,492,053

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $277,482,458 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,497,463
Gross unrealized depreciation	(1,971,280)

Net unrealized appreciation	$34,526,183
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

146 Wells Fargo Advantage Master Portfolios	Statements of Assets and Liabilities—March 31, 2011 (Unaudited)

	C&B Large	Disciplined
	Cap Value	Value
	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$412,733,386	$65,465,624
In affiliated securities, at value	64,758,837	12,163,099

Total investments, at value (see cost below)	477,492,223	77,628,723
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	2,874,894	0
Receivable for dividends and interest	911,325	84,569
Receivable for securities lending income	7,496	1,391
Unrealized gains on forward foreign currency exchange contracts	0	0
Prepaid expenses and other assets	1,932	39,113

Total assets	481,287,870	77,753,796

Liabilities
Payable for investments purchased	2,064,275	0
Unrealized losses on forward foreign currency exchange contracts	0	0
Payable upon receipt of securities loaned	63,751,189	10,917,039
Payable for daily variation margin on open futures contracts	0	3,335
Advisory fee payable	218,706	20,170
Custodian fee payable	0	0
Accrued expenses and other liabilities	8,207	24,308

Total liabilities	66,042,377	10,964,852

Total net assets	$415,245,493	$66,788,944

Total investments, at cost	$409,403,013	$66,300,657

Securities on loan, at value	$62,371,928	$10,673,241

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 147

Diversified Large	Emerging	Equity		International	International
Cap Growth	Growth	Value	Index	Equity	Growth
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$199,220,507	$67,356,031	$417,413,236	$2,448,656,909	$28,513,087	$118,878,013
40,339,461	12,454,857	35,110,427	178,838,871	1,452,080	13,030,721

239,559,968	79,810,888	452,523,663	2,627,495,780	29,965,167	131,908,734
0	0	0	0	31,089	23,325
131,913	1,242,169	2,125,665	379,815	1,099,054	2,839,237
155,703	3,500	291,838	3,144,550	80,048	257,743
1,626	3,276	3,446	15,975	282	1,357
0	0	0	0	43,315	0
524,671	0	1,318	72,334	0	46

240,373,881	81,059,833	454,945,930	2,631,108,454	31,218,955	135,030,442

771,118	530,362	773,699	2,046,414	461,640	1,679,862
0	0	0	0	42,614	0
38,190,079	12,817,250	33,230,785	120,708,266	907,670	7,685,687
0	0	0	77,710	0	0
39,098	44,471	222,060	146,296	19,558	86,870
3,245	1,461	317	16,891	61,693	798,177
26,474	17,054	19,811	34,433	6,445	28,638

39,030,014	13,410,598	34,246,672	123,030,010	1,499,620	10,279,234

$201,343,867	$67,649,235	$420,699,258	$2,508,078,444	$29,719,335	$124,751,208

$220,342,374	$66,469,150	$394,195,929	$2,184,768,553	$25,876,665	$115,528,193

$37,375,218	$12,522,633	$32,437,625	$117,898,359	$879,503	$7,432,361

$0	$0	$0	$0	$30,953	$23,365

148 Wells Fargo Advantage Master Portfolios	Statements of Assets and Liabilities—March 31, 2011 (Unaudited)

	International	International
	Index	Value
	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$29,618,755	$320,588,550
In affiliated securities, at value	375,057	15,330,804

Total investments, at value (see cost below)	29,993,812	335,919,354
Segregated cash	119,500	0
Foreign currency, at value (see cost below)	221,593	12,378,612
Receivable for investments sold	43	1,205,005
Receivable for dividends and interest	140,618	1,559,626
Receivable for daily variation margin on open futures contracts	17,340	0
Receivable for securities lending income	211	14,148
Prepaid expenses and other assets	29,626	2,578

Total assets	30,522,743	351,079,323

Liabilities
Payable for investments purchased	13,441	816,332
Payable upon receipt of securities loaned	331,509	10,507,215
Advisory fee payable	7,674	242,699
Custodian fee payable	621,941	788,685
Accrued expenses and other liabilities	0	47,036

Total liabilities	974,565	12,401,967

Total net assets	$29,548,178	$338,677,356

Total investments, at cost	$26,128,709	$349,031,724

Securities on loan, at value	$316,261	$10,101,579

Foreign currency, at cost	$218,938	$12,317,908

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 149

Small Cap	Small Company	Small Company
Value	Growth	Value
Portfolio	Portfolio	Portfolio

$54,560,207	$341,424,564	$230,205,907
2,404,290	105,470,555	81,802,734

56,964,497	446,895,119	312,008,641
0	0	0
0	0	0
666,495	7,121,259	182,132
123,532	90,386	296,056
0	0	0
0	13,070	22,411
0	0	0

57,754,524	454,119,834	312,509,240

1,677,667	1,422,205	1,843,807
0	94,244,571	73,997,998
36,004	219,008	149,606
0	0	10,843
13,540	18,274	14,933

1,727,211	95,904,058	76,017,187

$56,027,313	$358,215,776	$236,492,053

$46,939,842	$347,679,782	$263,707,699

$0	$91,844,824	$72,096,258

$0	$0	$0

150 Wells Fargo Advantage Master Portfolios	Statements of Operations—Six Months Ended March 31, 2011 (Unaudited)

	C&B Large	Disciplined
	Cap Value	Value
	Portfolio	Portfolio

Investment income
Dividends*	$4,050,369	$726,903
Interest	0	209
Income from affiliated securities	5,717	1,785
Securities lending income, net	40,014	8,635

Total investment income	4,096,100	737,532

Expenses
Advisory fee	1,345,595	212,228
Custody and accounting fees	7,729	4,321
Professional fees	24,195	28,405
Shareholder report expenses	2,244	1,247
Trustees’ fees and expenses	5,274	5,274
Other fees and expenses	6,113	3,647

Total expenses	1,391,150	255,122

Less: Fee waivers and/or expense reimbursements	0	(14,031)

Net expenses	1,391,150	241,091

Net investment income (loss)	2,704,950	496,441

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	11,739,497	2,232,789
Affiliated securities	0	0
Futures transactions	0	351,112
Forward foreign currency contract transactions	0	0

Net realized gains on investments	11,739,497	2,583,901

Net change in unrealized gains (losses) on:
Unaffiliated securities	41,804,036	8,223,140
Affiliated securities	0	0
Futures transactions	0	20,891
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	41,804,036	8,244,031

Net realized and unrealized gains (losses) on investments	53,543,533	10,827,932

Net increase in net assets resulting from operations	$56,248,483	$11,324,373

* Net of foreign withholding taxes of	$29,609	$0

1.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. As a result of the reorganization Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the period prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.
The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 151

Diversified Large	Emerging	Equity		International	International
Cap Growth	Growth	Value	Index	Equity	Growth
Portfolio[1]	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$810,376	$16,941	$2,669,347	$24,055,214	$190,607	$1,025,571
0	0	0	1,884	0	0
2,320	919	5,266	22,630	350	3,952
25,349	12,496	32,085	200,816	3,491	20,457

838,045	30,356	2,706,698	24,280,544	194,448	1,049,980

508,192	149,274	1,303,097	1,019,705	123,925	496,736
5,576	6,123	10,610	80,843	28,947	285,952
22,824	16,494	31,994	28,219	21,814	32,667
2,674	3,621	1,995	5,984	499	613
5,274	5,274	5,274	5,274	5,274	5,274
1,496	1,757	5,808	16,552	12,987	8,960

546,036	182,543	1,358,778	1,156,577	193,446	830,202

(59,658)	(9,636)	0	0	(14,733)	(145,595)

486,378	172,907	1,358,778	1,156,577	178,713	684,607

351,667	(142,551)	1,347,920	23,123,967	15,735	365,373

31,315,301	4,210,846	54,063,369	36,627,371	1,945,234	6,135,524
0	0	0	810,316	0	0
0	0	0	4,438,623	0	0
0	0	0	0	(48,297)	0

31,315,301	4,210,846	54,063,369	41,876,310	1,896,937	6,135,524

(1,881,599)	7,009,139	18,122,106	304,704,639	1,466,525	4,457,334
0	0	0	6,375,042	0	0
0	0	0	(109,372)	0	0
0	0	0	0	27,985	0

(1,881,599)	7,009,139	18,122,106	310,970,309	1,494,510	4,457,334

29,433,702	11,219,985	72,185,475	352,846,619	3,391,447	10,592,858

$29,785,369	$11,077,434	$73,533,395	$375,970,586	$3,407,182	$10,958,231

$2,118	$0	$7,850	$3,801	$23,998	$34,987

152 Wells Fargo Advantage Master Portfolios	Statements of Operations—Six Months Ended March 31, 2011 (Unaudited)

	International	International
	Index	Value
	Portfolio	Portfolio

Investment income
Dividends*	$333,085	$3,889,191
Interest	0	1,549
Income from affiliated securities	128	5,701
Securities lending income, net	2,810	64,623

Total investment income	336,023	3,961,064

Expenses
Advisory fee	50,762	1,366,655
Custody and accounting fees	105,162	202,074
Professional fees	12,199	14,109
Shareholder report expenses	499	742
Trustees’ fees and expenses	5,274	3,565
Other fees and expenses	852	7,653

Total expenses	174,748	1,594,798

Less: Fee waivers and/or expense reimbursements	(100,948)	(27,521)

Net expenses	73,800	1,567,277

Net investment income (loss)	262,223	2,393,787

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	78,212	7,101,343
Futures transactions	16,944	0

Net realized gains on investments	95,156	7,101,343

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,511,215	22,467,702
Futures transactions	19,445	0

Net change in unrealized gains (losses) on investments	2,530,660	22,467,702

Net realized and unrealized gains (losses) on investments	2,625,816	29,569,045

Net increase in net assets resulting from operations	$2,888,039	$31,962,832

* Net of foreign withholding taxes of	$23,374	$351,171
The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended March 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios 153

Small Cap	Small Company	Small Company
Value	Growth	Value
Portfolio	Portfolio	Portfolio

$462,899	$646,027	$2,664,098
0	0	0
3,099	9,656	5,387
0	74,618	67,557

465,998	730,301	2,737,042

243,393	1,309,165	735,785
10,463	7,551	9,985
22,123	26,954	20,319
997	1,496	1,247
6,516	5,274	3,565
3,013	4,649	2,670

286,505	1,355,089	773,571

(8,305)	0	0

278,200	1,355,089	773,571

187,798	(624,788)	1,963,471

8,360,757	49,766,935	25,644,575
0	0	0

8,360,757	49,766,935	25,644,575

1,836,188	49,427,481	12,884,407
0	0	0

1,836,188	49,427,481	12,884,407

10,196,945	99,194,416	38,528,982

$10,384,743	$98,569,628	$40,492,453

$1,002	$0	$0

154 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio
	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010

Operations
Net investment income (loss)	$2,704,950	$7,791,963
Net realized gains (losses) on investments	11,739,497	(54,309,479)
Net change in unrealized gains (losses) on investments	41,804,036	82,445,650

Net increase in net assets resulting from operations	56,248,483	35,928,134

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	8,100,394	48,638,019
Withdrawals	(54,457,794)	(315,082,983)

Net increase (decrease) in net assets resulting from capital share transactions	(46,357,400)	(266,444,964)

Total increase (decrease) in net assets	9,891,083	(230,516,830)

Net assets
Beginning of period	405,354,410	635,871,240

End of period	$415,245,493	$405,354,410

1.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. As a result of the reorganization Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

2.	Amount includes $58,317,244 related to acquisitions during the period. See Notes to Financial Statements for a discussion of the acquisitions.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 155

Disciplined Value Portfolio		Diversified Large Cap Growth Portfolio		Emerging Growth Portfolio
Six Months Ended		Six Months Ended		Six Months Ended
March 31, 2011	Year Ended	March 31, 2011[1]	Year Ended	March 31, 2011	Year Ended
(Unaudited)	September 30, 2010	(Unaudited)	September 30, 2010[1]	(Unaudited)	September 30, 2010

$496,441	$3,322,328	$351,667	$3,538,982	$(142,551)	$(249,199)
2,583,901	(5,588,885)	31,315,301	42,584,508	4,210,846	14,580,826
8,244,031	5,925,992	(1,881,599)	(43,061,314)	7,009,139	(8,153,079)

11,324,373	3,659,435	29,785,369	3,062,176	11,077,434	6,178,548

1,053,397	20,692,280	61,472,960 [2]	44,712,558	35,795,091	4,351,133
(9,574,563)	(223,668,350)	(25,278,918)	(897,265,962)	(6,202,293)	(72,176,151)

(8,521,166)	(202,976,070)	36,194,042	(852,553,404)	29,592,798	(67,825,018)

2,803,207	(199,316,635)	65,979,411	(849,491,228)	40,670,232	(61,646,470)

63,985,737	263,302,372	135,364,456	984,855,684	26,979,003	88,625,473

$66,788,944	$63,985,737	$201,343,867	$135,364,456	$67,649,235	$26,979,003

156 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Equity Value Portfolio
	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010

Operations
Net investment income	$1,347,920	$4,167,415
Net realized gains on investments	54,063,369	44,332,711
Net change in unrealized gains (losses) on investments	18,122,106	(6,108,053)

Net increase in net assets resulting from operations	73,533,395	42,392,073

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	16,481,052	86,681,017
Withdrawals	(84,412,467)	(227,091,516)

Net decrease in net assets resulting from capital share transactions	(67,931,415)	(140,410,499)

Total increase (decrease) in net assets	5,601,980	(98,018,426)

Net assets
Beginning of period	415,097,278	513,115,704

End of period	$420,699,258	$415,097,278

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 157

Index Portfolio		International Equity Portfolio		International Growth Portfolio
Six Months Ended		Six Months Ended		Six Months Ended
March 31, 2011	Year Ended	March 31, 2011	Year Ended	March 31, 2011	Year Ended
(Unaudited)	September 30, 2010	(Unaudited)	September 30, 2010	(Unaudited)	September 30, 2010

$23,123,967	$40,858,898	$15,735	$312,324	$365,373	$1,280,938
41,876,310	106,935,226	1,896,937	9,000,290	6,135,524	9,606,785
310,970,309	222,232,396	1,494,510	(8,318,791)	4,457,334	(7,813,621)

375,970,586	370,026,520	3,407,182	993,823	10,958,231	3,074,102

99,539,874	431,513,946	1,023,413	10,746,475	13,313,449	44,525,988
(187,127,747)	(548,429,110)	(3,798,938)	(55,194,605)	(29,502,879)	(73,245,020)

(87,587,873)	(116,915,164)	(2,775,525)	(44,448,130)	(16,189,430)	(28,719,032)

288,382,713	253,111,356	631,657	(43,454,307)	(5,231,199)	(25,644,930)

2,219,695,731	1,966,584,375	29,087,678	72,541,985	129,982,407	155,627,337

$2,508,078,444	$2,219,695,731	$29,719,335	$29,087,678	$124,751,208	$129,982,407

158 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	International Index Portfolio
	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010

Operations
Net investment income (loss)	$262,223	$1,114,490
Net realized gains (losses) on investments	95,156	(801,132)
Net change in unrealized gains (losses) on investments	2,530,660	(991,719)

Net increase (decrease) in net assets resulting from operations	2,888,039	(678,361)

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	1,363,510	11,233,320
Withdrawals	(3,628,613)	(54,306,160)

Net increase (decrease) in net assets resulting from capital share transactions	(2,265,103)	(43,072,840)

Total increase (decrease) in net assets	622,936	(43,751,201)

Net assets
Beginning of period	28,925,242	72,676,443

End of period	$29,548,178	$28,925,242

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 159

International Value Portfolio		Small Cap Value Portfolio		Small Company Growth Portfolio
Six Months Ended		Six Months Ended		Six Months Ended
March 31, 2011	Year Ended	March 31, 2011	Year Ended	March 31, 2011	Year Ended
(Unaudited)	September 30, 2010	(Unaudited)	September 30, 2010	(Unaudited)	September 30, 2010

$2,393,787	$7,152,453	$187,798	$579,980	$(624,788)	$(1,593,006)
7,101,343	(14,924,156)	8,360,757	(12,558,165)	49,766,935	58,656,563
22,467,702	10,068,193	1,836,188	17,092,947	49,427,481	(11,673,458)

31,962,832	2,296,490	10,384,743	5,114,762	98,569,628	45,390,099

15,484,262	39,614,812	1,713,171	10,637,680	24,828,180	46,698,694
(6,563,304)	(59,159,900)	(15,079,756)	(175,872,745)	(68,548,925)	(180,510,140)

8,920,958	(19,545,088)	(13,366,585)	(165,235,065)	(43,720,745)	(133,811,446)

40,883,790	(17,248,598)	(2,981,842)	(160,120,303)	54,848,883	(88,421,347)

297,793,566	315,042,164	59,009,155	219,129,458	303,366,893	391,788,240

$338,677,356	$297,793,566	$56,027,313	$59,009,155	$358,215,776	$303,366,893

160 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Small Company Value Portfolio
	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010

Operations
Net investment income	$1,963,471	$516,369
Net realized gains on investments	25,644,575	33,420,687
Net change in unrealized gains (losses) on investments	12,884,407	(12,991,739)

Net increase in net assets resulting from operations	40,492,453	20,945,317

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	47,788,260	28,466,433
Withdrawals	(12,351,203)	(128,081,070)

Net increase (decrease) in net assets resulting from capital share transactions	35,437,057	(99,614,637)

Total increase (decrease) in net assets	75,929,510	(78,669,320)

Net assets
Beginning of period	160,562,543	239,231,863

End of period	$236,492,053	$160,562,543

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Master Portfolios 161

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income (Loss)	Expenses	Expenses	Return[1]	Rate

C&B Large Cap Value Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	1.31%	0.67%	0.67%	14.60%	12%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%
October 1, 2005 to September 30, 2006	1.77%	0.76%	0.66%	15.30%	29%

Disciplined Value Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	0.76%	0.78%	0.74%	19.01%	25%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%
October 1, 2005 to September 30, 2006	1.84%	0.75%	0.70%	11.21%	7%

Diversified Large Cap Growth Portfolio[3]
October 1, 2010 to March 31, 2011 (Unaudited)	0.22%	0.70%	0.62%	20.66%	91%
October 1, 2009 to September 30, 2010	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to September 30, 2007	0.46%	0.70%	0.68%	17.80%	10%
October 1, 2005 to September 30, 2006	0.14%	0.70%	0.61%	1.41%	6%

Emerging Growth Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	(0.76)%	0.98%	0.93%	35.96%	53%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[2] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	0.67%	0.68%	0.68%	20.09%	75%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%
October 1, 2005 to September 30, 2006	1.18%	0.78%	0.77%	10.73%	107%

Index Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	1.94%	0.10%	0.10%	17.29%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%
October 1, 2005 to September 30, 2006	1.86%	0.11%	0.11%	10.70%	9%

International Equity Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	0.11%	1.33%	1.23%	12.33%	28%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%
October 1, 2005 to September 30, 2006	1.99%	1.09%	1.03%	14.58%	39%

International Growth Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	0.63%	1.42%	1.17%	9.85%	42%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%
October 1, 2005 to September 30, 2006	0.87%	1.07%	0.98%	19.95%	62%

1.	Returns for periods of less than one year are not annualized.

2.	Commencement of operations.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. As a result of the reorganization Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.
The accompanying notes are an integral part of these financial statements.

162 Wells Fargo Advantage Master Portfolios	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income (Loss)	Expenses	Expenses	Return[1]	Rate

International Index Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	1.81%	1.20%	0.51%	10.39%	2%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%
October 1, 2005 to September 30, 2006	2.59%	0.49%	0.37%	19.44%	7%

International Value Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	1.49%	0.99%	0.97%	10.74%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%
October 1, 2005 to September 30, 2006	2.34%	1.09%	1.09%	19.32%	31%

Small Cap Value Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	0.62%	0.94%	0.91%	18.07%	53%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%
January 31, 2006[2] to September 30, 2006	0.75%	0.94%	0.75%	0.60%	37%

Small Company Growth Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	0.38%	0.83%	0.83%	36.08%	53%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%
October 1, 2005 to September 30, 2006	(0.33)%	0.91%	0.90%	7.02%	125%

Small Company Value Portfolio
October 1, 2010 to March 31, 2011 (Unaudited)	2.13%	0.84%	0.84%	26.07%	38%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%
October 1, 2005 to September 30, 2006	0.64%	0.92%	0.79%	6.70%	114%

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 163
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Disciplined Value Portfolio (“Disciplined Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio” ), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio” ), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio” ), Wells Fargo Advantage Index Portfolio (“Index Portfolio” ), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio” ) (formerly, Wells Fargo Advantage International Core Portfolio), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio” ), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio” ), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio” ), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio” ) (formerly, Wells Fargo Advantage Strategic Small Cap Value Portfolio), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio” ) and Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).
Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading

164 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Forward foreign currency contracts
Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 165
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.
In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.
Futures contracts
Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

166 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
Federal and other taxes
Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.
Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities
▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

C&B Large Cap Value Portfolio
Equity securities
Common stocks	$405,389,408	$0	$0	$405,389,408
Preferred stocks	5,342,980	0	0	5,342,980
Short-term investments
Corporate bonds and notes	0	0	2,000,998	2,000,998
Investment companies	2,152,518	62,606,319	0	64,758,837
Total	$412,884,906	$62,606,319	$2,000,998	$477,492,223

Disciplined Value Portfolio
Equity securities
Common stocks	$65,087,137	$0	$0	$65,087,137
Short-term investments
Corporate bonds and notes	0	0	128,493	128,493
US Treasury securities	249,994	0	0	249,994
Investment companies	1,319,577	10,843,522	0	12,163,099
Total	$66,656,708	$10,843,522	$128,493	$77,628,723

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 167

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Diversified Large Cap Growth Portfolio
Equity securities
Common stocks	$197,231,363	$0	$0	$197,231,363
Short-term investments
Corporate bonds and notes	0	0	1,989,144	1,989,144
Investment companies	3,287,470	37,051,991	0	40,339,461
Total	$200,518,833	$37,051,991	$1,989,144	$239,559,968

Emerging Growth Portfolio
Equity securities
Common stocks	$66,492,130	$0	$0	$66,492,130
Short-term investments
Corporate bonds and notes	0	0	863,901	863,901
Investment companies	131,889	12,322,968	0	12,454,857
Total	$66,624,019	$12,322,968	$863,901	$79,810,888

Equity Value Portfolio
Equity securities
Common stocks	$416,021,076	$0	$0	$416,021,076
Short-term investments
Corporate bonds and notes	0	0	1,392,160	1,392,160
Investment companies	2,676,166	32,434,261	0	35,110,427
Total	$418,697,242	$32,434,261	$1,392,160	$452,523,663

Index Portfolio
Equity securities
Common stocks	$2,473,522,282	$0	$0	$2,473,522,282
Short-term investments
Corporate bonds and notes	0	0	5,836,045	5,836,045
US Treasury securities	3,499,839	0	0	3,499,839
Investment companies	27,268,441	117,369,173	0	144,637,614
Total	$2,504,290,562	$117,369,173	$5,836,045	$2,627,495,780

International Equity Portfolio
Equity securities
Common stocks	$28,120,934	$0	$0	$28,120,934
Investment companies	392,153	0	0	392,153
Short-term investments
Investment companies	544,410	907,670	0	1,452,080
Total	$29,057,497	$907,670	$0	$29,965,167

168 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

International Growth Portfolio
Equity securities
Common stocks	$118,878,013	$0	$0	$118,878,013
Short-term investments
Investment companies	5,345,034	7,685,687	0	13,030,721
Total	$124,223,047	$7,685,687	$0	$131,908,734

International Index Portfolio
Equity securities
Common stocks	$29,448,219	$0	$30,665	$29,478,884
Preferred stocks	137,072	0	0	137,072
Rights	0	2,347	0	2,347
Warrants	0	452	0	452
Short-term investments
Investment companies	43,548	331,509	0	375,057
Total	$29,628,839	$334,308	$30,665	$29,993,812

International Value Portfolio
Equity securities
Common stocks	$320,433,161	$0	$155,389	$320,588,550
Short-term investments
Investment companies	4,823,589	10,507,215	0	15,330,804
Total	$325,256,750	$10,507,215	$155,389	$335,919,354

Small Cap Value Portfolio
Equity securities
Common stocks	$54,262,245	$0	$0	$54,262,245
Warrants	0	0	23,397	23,397
Investment companies	274,565	0	0	274,565
Short-term investments
Investment companies	2,404,290	0	0	2,404,290
Total	$56,941,100	$0	$23,397	$56,964,497

Small Company Growth Portfolio
Equity securities
Common stocks	$339,032,751	$0	$0	$339,032,751
Short-term investments
Corporate bonds and notes	0	0	2,391,813	2,391,813
Investment companies	12,594,460	92,876,095	0	105,470,555
Total	$351,627,211	$92,876,095	$2,391,813	$446,895,119

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 169

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Small Company Value Portfolio
Equity securities
Common stocks	$228,531,383	$0	$0	$228,531,383
Short-term investments
Corporate bonds and notes	0	0	1,674,524	1,674,524
Investment companies	8,762,815	73,039,919	0	81,802,734
Total	$237,294,198	$73,039,919	$1,674,524	$312,008,641
Further details on the major security types listed above can be found in each Portfolio of Investments.
As of March 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Future Contracts	(Level 1)	(Level 2)	(Level 3)	Total

Disciplined Value Portfolio	$24,226	$0	$0	$24,226
Index Portfolio	556,878	0	0	556,878
International Index Portfolio	14,121	0	0	14,121

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Forward Foreign Currency Contracts	(Level 1)	(Level 2)	(Level 3)	Total

International Equity Portfolio	$0	$701	$0	$701
For the six months ended March 31, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	C&B Large	Disciplined	Diversified Large	Emerging	Equity
	Cap Value	Value	Cap Growth	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Corporate bonds and notes
Balance as of September 30, 2010	$2,059,332	$132,239	$1,302,126	$889,086	$1,432,744
Accrued discounts (premiums)	0	0	0	0	0
Realized gains (losses)	0	0	0	0	0
Change in unrealized gains (losses)	228,817	14,693	(524,470)	98,789	159,197
Purchases	0	0	0	0	0
Sales	(287,151)	(18,439)	1,211,488	(123,974)	(199,781)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0
Balance as of March 31, 2011	$2,000,998	$128,493	$1,989,144	$863,901	$1,392,160
Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$80,644	$5,179	$80,166	$34,817	$56,107

170 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

	Index					Small Company	Small Company
	Portfolio	International	International	Small Cap		Growth Portfolio	Value Portfolio
	Corporate	Index Portfolio	Value Portfolio	Value Portfolio		Corporate	Corporate
	bonds and	Common	Common	Preferred		bonds and	bonds and
	notes	stocks	stocks	stocks	Warrants	notes	notes
Balance as of September 30, 2010	$6,006,178	$0	$101,496	$34,500	$0	$2,461,540	$1,723,340
Accrued discounts (premiums)	0	0	0	0	0	0	0
Realized gains (losses)	0	0	0	6,693	0	0	0
Change in unrealized gains (losses)	667,365	0	70,331	(3,979)	23,397	273,509	191,486
Purchases	0	0	0	0	0	0	0
Sales	(837,498)	0	(171,827)	(37,214)	0	(343,236)	(240,302)
Transfers into Level 3	0	30,665	155,389	0	0	0	0
Transfers out of Level 3	0	0	0	0	0	0	0
Balance as of March 31, 2011	$5,836,045	$30,665	$155,389	$0	$23,397	$2,391,813	$1,674,524
Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$235,204	$0	$0	$0	$23,397	$96,395	$67,487
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fees
The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.
Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser.
The adviser and sub-advisers are each paid an annual fee which is calculated based on the average daily net assets of each Portfolio as follows:

			Effective for
	Advisory Fee		six months ended		Sub-advisory Fee
	starting at	declining to	March 31, 2011	Sub-adviser	starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler LP	0.45%	0.30%
Disciplined Value Portfolio	0.65%	0.55%	0.65%	Wells Capital Management	0.35%	0.15%
Diversified Large Cap Growth Portfolio	0.65%	0.55%	0.65%	Wells Capital Management*	0.35%*	0.15%*
Emerging Growth Portfolio	0.80%	0.70%	0.80%	Wells Capital Management	0.55%	0.40%
Equity Value Portfolio	0.65%	0.55%	0.65%	Systematic Financial Management, LP	0.30%	0.10%
Index Portfolio	0.10%	0.05%	0.09%	Wells Capital Management	0.05%	0.02%
International Equity Portfolio	0.85%	0.70%	0.85%	Wells Capital Management	0.45%	0.40%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Index Portfolio	0.35%	0.30%	0.35%	SSgA Funds Management, Inc.	0.08%	0.06%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Small Cap Value Portfolio	0.80%	0.70%	0.80%	Wells Capital Management	0.45%	0.40%
Small Company Growth Portfolio	0.80%	0.70%	0.80%	Peregrine Capital Management, Inc.	0.90%	0.55%
Small Company Value Portfolio	0.80%	0.70%	0.80%	Peregrine Capital Management, Inc.	0.50%	0.75%

*	Prior to February 2011, Diversified Large Cap Growth Portfolio paid Peregrine Capital Management, Inc. a sub-advisory fee which started at 0.55% and declined to 0.225% as average daily net assets increased.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 171
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended March 31, 2011 were as follows:

	Purchases at Cost	Sales Proceeds
C&B Large Cap Value Portfolio	$49,100,619	$86,606,991
Disciplined Value Portfolio	15,898,907	23,267,259
Diversified Large Cap Growth Portfolio	200,543,821	161,470,610
Emerging Growth Portfolio	88,883,776	60,227,594
Equity Value Portfolio	300,573,018	367,092,002
Index Portfolio	62,942,155	103,038,413
International Equity Portfolio	7,944,853	12,083,961
International Growth Portfolio	50,586,529	47,329,811
International Index Portfolio	523,994	2,636,071
International Value Portfolio	53,459,660	48,102,476
Small Cap Value Portfolio	30,738,651	43,160,890
Small Company Growth Portfolio	167,936,662	210,365,253
Small Company Value Portfolio	101,663,130	68,600,763
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2011, the Disciplined Value Portfolio, Index Portfolio and International Index Portfolio entered into futures contracts for hedging purposes.
At March 31, 2011, the Disciplined Value Portfolio, Index Portfolio and International Index Portfolio had long futures contracts outstanding as follows:

				Initial	Value at
	Expiration			Contract	March 31,	Net
	Date	Contracts	Type	Amount	2011	Unrealized Gains
Disciplined Value Portfolio	June 2011	13 Long	S&P 500 Index	$849,614	$858,650	$9,036
	June 2011	2 Long	S&P 500 Index	645,310	660,500	15,190

Index Portfolio	June 2011	96 Long	S&P 500 Index	31,147,122	31,704,000	556,878

International Index Portfolio	June 2011	5 Long	MSCI EAFE Index	407,629	421,750	14,121
Disciplined Value Portfolio, Index Portfolio and International Index Portfolio had an average notional amount of $1,809, $24,253 and $285, respectively, in long futures contracts during the six months ended March 31, 2011. As of March 31, 2011, the International Index Portfolio had segregated $119,500 as cash collateral for open futures contracts.
During the six months ended March 31, 2011, the International Equity Portfolio entered into forward foreign currency contracts for hedging purposes.
At March 31, 2011, the International Equity Portfolio had forward foreign currency contracts outstanding as follows:
Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			U.S. Value at	In Exchange for	Gains
Exchange Date	Counterparty	Contracts to Receive	March 31, 2011	U.S. $	(Losses)
05/09/2011	Barclays	462,900 GBP	$742,284	$746,079	$(3,795)

172 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			U.S. Value at	In Exchange for	Gains
Exchange Date	Counterparty	Contracts to Deliver	March 31, 2011	U.S. $	(Losses)
05/09/2011	Barclays	462,900 GBP	$742,284	$746,479	$4,195
05/09/2011	Barclays	707,300 EUR	1,001,730	962,911	(38,819)
06/20/2011	JPMorgan	59,709,000 JPY	718,176	757,296	39,120
The International Equity Portfolio had average market values of $335,752 and $908,237 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended March 31, 2011.
The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin.
7. ACQUISITIONS
After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. Diversified Large Cap Growth Portfolio was newly created to receive the assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio with fair values of $39,103,183, $19,707,063 and $128,195,321, respectively, and identified costs of $38,164,693, $19,599,174 and $118,513,716, respectively, at January 28, 2011, were the principal assets acquired by Diversified Large Cap Growth Portfolio. For financial reporting purposes, assets received by Diversified Large Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio were carried forward to align ongoing reporting of Diversified Large Cap Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and unrealized gains (losses) acquired were as follows:

	Value of Net	Unrealized
Acquired Fund	Assets Acquired	Gains
Wells Fargo Advantage Disciplined Growth Portfolio	$38,752,540	$938,490
Wells Fargo Advantage Large Cap Appreciation Portfolio	19,564,704	107,889
Wells Fargo Advantage Large Company Growth Portfolio	135,797,112	9,681,605
The aggregate net assets of Diversified Large Cap Growth Portfolio immediately before and after the acquisitions were $135,797,112 and $194,114,356, respectively.
Assuming the acquisitions had been completed October 1, 2010, the beginning of the annual reporting period for Diversified Large Cap Growth Portfolio, the pro forma results of operations for the six months ended March 31, 2011 would have been

Net investment income	$505,808
Net realized and unrealized gains (losses) on investments	$35,994,248
Net increase in net assets resulting from operations	$36,500,056

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 173
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio that have been included in Diversified Large Cap Growth Portfolio’s Statement of Operations since January 31, 2011.
8. REDEMPTION IN-KIND
After the close of business on June 18, 2010, Disciplined Value Portfolio redeemed assets through an in-kind redemption by issuing securities with a value of $116,925,293 (representing 54.76% of the Portfolio at the time of the transaction) and recognized gains in the amount of $8,461,779.
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

174 Wells Fargo Equity Gateway Funds	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds and Portfolios uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds and Portfolios Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust and Wells Fargo Master Trust (the “Trusts”) and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Funds and Portfolios. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trusts, Wells Fargo Variable Trust, and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Equity Gateway Funds 175

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

176 Wells Fargo Equity Gateway Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Equity Gateway Funds 177
BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:
C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Value Fund, International Value Fund, Small Company Growth Fund, Small Company Value Fund, C&B Large Cap Value Portfolio, Disciplined Value Portfolio, Emerging Growth Portfolio, Equity Value Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio
Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), that each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Value Fund, International Value Fund, Small Company Growth Fund and Small Company Value Fund (the “Gateway Funds”). The Master Trust Board reviewed and re-approved investment advisory agreements with Funds Management for each of the C&B Large Cap Value Portfolio, Disciplined Value Portfolio, Emerging Growth Portfolio, Equity Value Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the “Master Portfolios”). The Gateway Funds and the Master Portfolios are, collectively, the “Funds.”
The Master Trust Board reviewed and re-approved: (i) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Disciplined Value Portfolio, Emerging Growth Portfolio, Index Portfolio, International Equity Portfolio and Small Cap Value Portfolio; (ii) an investment sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”) for the International Growth Portfolio; (iii) an investment sub-advisory agreement with Cooke & Bieler L.P. (“Cooke & Bieler”) for the C&B Large Cap Value Portfolio; (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the International Value Portfolio; (v) investment sub-advisory agreements with Peregrine Capital Management, Inc. (“Peregrine”) for the Small Company Growth Portfolio and Small Company Value Portfolio; (vi) an investment sub-advisory agreement with SSgA Funds Management (“SSgA”) for the International Index Portfolio; and (vii) an investment sub-advisory agreement with Systematic Financial Management, L.P. (“Systematic”) for the Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cooke & Bieler, LSV, Peregrine, SSgA, and Systematic (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.
The Diversified Equity Fund and Diversified Small Cap Fund are gateway blended funds that invest all of their assets in multiple Master Portfolios identified above. The C&B Large Cap Value Fund, Emerging Growth Fund, Equity Value Fund, International Value Fund, Small Company Growth Fund and Small Company Value Fund are gateway feeder funds that invest substantially all of their assets in the C&B Large Cap Value Portfolio, Emerging Growth Portfolio, Equity Value Portfolio, International Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio, respectively. Each of these Master Portfolios has a substantially similar investment objective and substantially similar investment strategies to the respective Fund. Information provided to the Boards regarding these Funds is also applicable to the Master Portfolios identified above, as relevant.

178 Wells Fargo Equity Gateway Funds	Other Information (Unaudited)
Nature, extent and quality of services
The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.
The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.
The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Boards did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the Funds generally and with respect to each Fund specifically as it considered appropriate. Although the Boards considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the Advisory Agreements for all of the Funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.
In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and the respective Sub-Adviser.
Fund performance and expenses
The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.
The Funds Trust Board noted that, except for the 1-year period, the performance of the C&B Large Cap Value Fund was higher than the median performance of its Universe for the periods under review. The Funds Trust Board also noted that the performance of the Diversified Equity Fund was higher than the median performance of its Universe for the 1-year period under review and lower than the median performance of the Universe for the other periods under review. The Funds Trust Board further noted that the performance of the Diversified Small Cap Fund and the Emerging Growth Fund was higher than the performance of each Fund’s respective Universe for the 1-year period under review and lower than the performance of the Universe median for the other periods under review. The Funds Trust Board noted that the performance of the Equity Value Fund has higher than the median performance of the Universe for the 1- and 5-year periods under review and lower than the Universe median for the other periods under review. The Funds Trust Board further noted that the performance of the International Value Fund was lower than the performance of its Universe for all periods under review, and the performance of the Small Company Growth Fund was higher than the performance of its Universe median for all review periods. The Funds Trust Board noted that the more recent performance of the Small Company Value Fund was higher than the median performance of its Universe and lower than the median performance of the Universe for the longer-term periods.

Other Information (Unaudited)	Wells Fargo Equity Gateway Funds 179
The Funds Trust Board further noted that the performance of the Diversified Equity Fund and International Value Fund warranted further discussion. As part of its further review, the Funds Trust Board received an analysis of, and discussed factors contributing to, the underperformance of these Funds. Funds Management provided the Funds Trust Board with additional information about the Diversified Equity Fund’s and International Value Fund’s more recent performance and noted (i) the Diversified Equity Fund outperformed its benchmark for the first quarter and ranked in the 26th percentile of its peer group and (ii) the International Value Fund outperformed its benchmark for the first quarter and the 12-month period ending December 31, 2010. The Funds Trust Board was satisfied that Funds Management was taking appropriate actions with respect to each of the Funds’ investment performance and requested continued reports on the performance of each of the Funds.
With respect to the Master Portfolios, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Master Portfolios in the context of reviewing the performance of the Gateway Funds.
The Funds Trust Board received and considered information regarding each Gateway Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Gateway Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Gateway Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of each of the Gateway Funds were equal to, in range of or lower than each Gateway Fund’s respective Expense Group’s median net operating expense ratio.
With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) and the rates payable pursuant to a custody agreement, in each case relative to an Expense Group.
Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.
Investment advisory and sub-advisory fee rates
The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Gateway Funds, on a combined basis with the Funds’ administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).
The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Gateway Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rates for the C&B Large Cap Value Fund (Class A and Investor Class) and Class A of the Equity Value Fund, International Value Fund and Small Company Growth Fund were higher than the median rate of each Fund’s Expense Group. The Funds Trust Board also noted that the Advisory Agreement Rates for the Diversified Equity Fund, Diversified Small Cap Fund, the Emerging Growth Fund and the Small Company Value Fund, and the Administrator Class and Institutional Class of the C&B Large Cap Value Fund, Equity Value Fund, International Value Fund and Small Company Growth Fund were in range of or lower than the median rate of each Fund’s Expense Group. The Funds Trust Board noted that the Net Advisory Rates for the Gateway Funds were in range of or lower than the median rates of each Fund’s respective Expense Group, except for Small Company Growth Fund (Class A). The Funds Trust Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the Gateway Funds designed to lower the Funds’ expenses.

180 Wells Fargo Equity Gateway Funds	Other Information (Unaudited)
The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.
In each case, the Funds Trust Board determined, with respect to the Gateway Funds, that the Advisory Agreement Rates, both with and without administration fee rates and before and after waivers, were acceptable in light of the Gateway Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.
The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were equal to, in range of or lower than the Expense Group median.
The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios’ Expense Group information and the services covered by the Advisory Agreements.
Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements. Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.
Profitability
The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.
The Boards did not consider separate profitability information with respect to Wells Capital Management and Peregrine because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Master Trust Board did not consider separate profitability information with respect to Artisan, Cooke & Bieler, LSV, SSgA and Systematic, which are not affiliated with Funds Management. The Master Trust Board considered that the sub-advisory fees paid to these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis and that their profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew the agreements.
Economies of scale
With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. They considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Boards acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Information (Unaudited)	Wells Fargo Equity Gateway Funds 181
Other benefits to funds management and the sub-advisers
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Adviser and their affiliates).
The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. They also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.
The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.
Other factors and broader review
The Boards also considered the markets for distribution of the Gateway Funds’ shares, including the multiple channels through which the Gateway Funds’ shares are offered and sold. The Boards noted that the Gateway Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and each Sub-Adviser annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.
Conclusion
After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

182 Wells Fargo Equity Gateway Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC - ICC	— Assured Guaranty Corporation — Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TCR	— Transferable Custody Receipts
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	202658 05-11
SEGF/SAR111 03-11

ITEM 2.	CODE OF ETHICS
Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	May 27, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	May 27, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	May 27, 2011